Lord Abbett
Quarterly Portfolio Holdings Report

Lord Abbett
Bond Debenture Portfolio
Developing Growth Portfolio
Dividend Growth Portfolio
Fundamental Equity Portfolio
Growth and Income Portfolio
Growth Opportunities Portfolio
Mid Cap Stock Portfolio
Short Duration Income Portfolio
Total Return Portfolio

For the period ended March 31, 2026

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
LONG-TERM INVESTMENTS 108.93%

ASSET-BACKED SECURITIES 3.18%

Automobiles 0.42%
Consumer Portfolio Services Auto Trust Series 2025-D Class C†	4.85%		2/17/2032	$900,000	$903,474
Exeter Automobile Receivables Trust Series 2025-5A Class C	4.68%		3/15/2032	1,795,000	1,789,127
Exeter Automobile Receivables Trust Series 2025-5A Class D	5.16%		3/15/2032	1,505,000	1,495,183
First Investors Auto Owner Trust Series 2025-1A Class D†	5.22%		12/15/2033	700,000	702,480
Total					4,890,264

Credit Card 0.33%
Capital One Multi-Asset Execution Trust Series 2025-A3 Class A	4.65%		10/15/2037	501,000	496,031
Continental Finance Credit Card ABS Master Trust Series 2024-A Class A†	5.78%		12/15/2032	1,798,000	1,805,854
Perimeter Master Note Business Trust Series 2025-1A Class A†	5.58%		12/16/2030	1,600,000	1,593,542
Total					3,895,427

Other 2.43%
AIMCO CLO 15 Ltd. Series 2021-15A Class SUB†	Zero coupon	#(a)	4/17/2038	928,500	437,764
Ballyrock CLO 28 Ltd. Series 2024-28A Class SUB†	5.579%	#(a)	1/20/2038	600,000	354,790
BAR Issuer LLC Series 2026-FL1 Class A†	5.30% (1 mo. USD Term SOFR + 1.60%	)#	8/20/2043	2,150,000	2,148,881
Benefit Street Partners CLO XXXIX Ltd. Series 2025-39A Class SUB†	Zero coupon	#(a)	4/15/2038	1,500,000	1,051,275
Bojangles Issuer LLC Series 2024-1A Class A2†	6.584%		11/20/2054	1,233,800	1,242,272
Cajun Global LLC Series 2025-2A Class A2†	5.912%		11/20/2055	1,350,000	1,343,652
Cherry Securitization Trust Series 2024-1A Class A†	5.70%		4/15/2032	1,455,000	1,461,623
Cherry Securitization Trust Series 2025-1A Class A†	6.13%		11/15/2032	1,055,000	1,065,915
Crockett Partners Equipment Co. IIA LLC Series 2024-1C Class A†	6.05%		1/20/2031	1,066,364	1,079,938
Driven Brands Funding LLC Series 2020-2A Class A2†	3.237%		1/20/2051	449,485	422,097

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Driven Brands Funding LLC Series 2024-1A Class A2†	6.372%	10/20/2054	$689,500	$637,711
Driven Brands Funding LLC Series 2025-1A Class A2†	5.296%	10/20/2055	977,550	877,571
Hardee’s Funding LLC Series 2018-1A Class A23†	5.71%	6/20/2048	1,147,000	1,134,486
Hardee’s Funding LLC Series 2024-1A Class A2†	7.253%	3/20/2054	338,100	345,658
Jersey Mike’s Funding LLC Series 2024-1A Class A2†	5.636%	2/15/2055	915,750	927,485
Lightpath Fiber Issuer LLC Series 2026-1A Class A2†	5.597%	3/25/2056	2,415,000	2,414,195
OWN Equipment Fund I LLC Series 2024-2M Class A†	5.70%	12/20/2032	1,485,529	1,496,655
Pagaya Point of Sale Holdings Grantor Trust Series 2025-1 Class A†	5.715%	1/20/2034	1,175,000	1,179,439
SEB Funding LLC Series 2026-1A Class A2†	6.665%	1/30/2056	2,325,000	2,312,185
Sotheby’s Artfi Master Trust Series 2026-1A Class D†	5.54%	6/20/2033	835,000	834,675
Stream Innovations Issuer Trust Series 2024-1A Class A†	6.27%	7/15/2044	358,162	369,043
U.S. Bank NA Series 2025-SUP1 Class B†	5.582%	2/25/2032	630,775	634,053
VB-S1 Issuer LLC Series 2026-1A Class D†	5.193%	3/15/2056	1,690,000	1,664,611
Wingstop Funding LLC Series 2020-1A Class A2†	2.841%	12/5/2050	1,334,675	1,293,066
Wingstop Funding LLC Series 2024-1A Class A2†	5.858%	12/5/2054	1,070,000	1,088,630
Zaxbys Funding LLC Series 2024-1A Class A2I†	6.594%	4/30/2054	487,575	495,046
Total				28,312,716
Total Asset-Backed Securities (cost $37,908,443)				37,098,407

			Shares

COMMON STOCKS 5.17%

Aerospace & Defense 0.47%
ATI, Inc.*			8,792	1,278,884
Elbit Systems Ltd. (Israel)(b)			847	719,179
Huntington Ingalls Industries, Inc.			2,783	1,057,262
Saab AB Class B(c)			18,374	1,202,574
Woodward, Inc.			3,534	1,264,889
Total				5,522,788

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2026

Investments	Shares	Fair Value
Air Freight & Logistics 0.22%
CH Robinson Worldwide, Inc.	7,486	$1,243,200
FedEx Corp.	3,620	1,289,372
Total		2,532,572

Beverages 0.11%
Kirin Holdings Co. Ltd.(c)	77,300	1,229,548

Biotechnology 0.05%
Bridgebio Pharma, Inc.*	8,463	628,462

Capital Markets 0.16%
Coinbase Global, Inc. Class A*	3,023	527,846
StoneX Group, Inc.*	16,927	1,365,163
Total		1,893,009

Chemicals 0.70%
Albemarle Corp.	8,753	1,571,426
Celanese Corp.	18,136	1,192,805
Element Solutions, Inc.	44,619	1,523,293
LyondellBasell Industries NV Class A	16,874	1,359,369
Sociedad Quimica y Minera de Chile SA ADR*	19,321	1,563,842
Yara International ASA(c)(d)	16,923	989,223
Total		8,199,958

Commercial Services & Supplies 0.00%
Claire’s Holdings LLC*	1,067	–	(e)

Communications Equipment 0.23%
Ciena Corp.*	3,147	1,221,760
Cisco Systems, Inc.	18,116	1,405,620
Total		2,627,380

Diversified Telecommunication Services 0.05%
Luxco Co. Ltd.*(c)	31,158	530,306

Electric: Utilities 0.26%
Entergy Corp.	11,342	1,274,387
Frontera Generation Holdings LLC*	9,472	251,008
IDACORP, Inc.	10,337	1,477,881
Total		3,003,276

Electrical Equipment 0.49%
Bloom Energy Corp. Class A*	10,429	1,413,025
GE Vernova, Inc.	1,610	1,405,369

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2026

Investments	Shares	Fair Value
Electrical Equipment (continued)
Generac Holdings, Inc.*	7,239	$1,413,994
Nextpower, Inc. Class A*	11,908	1,435,509
Total		5,667,897

Electronic Equipment, Instruments & Components 0.10%
Cognex Corp.	22,925	1,123,096

Energy Equipment & Services 0.12%
SLB Ltd.	27,769	1,427,049

Entertainment 0.04%
Madison Square Garden Entertainment Corp.*	7,261	427,746

Ground Transportation 0.10%
JB Hunt Transport Services, Inc.	5,554	1,176,893

Hotels, Restaurants & Leisure 0.06%
Arcos Dorados Holdings, Inc. Class A (Uruguay)(b)	86,987	717,643

Independent Power and Renewable Electricity Producers 0.05%
Talen Energy Corp.*	1,936	618,029

Machinery 0.36%
Deere & Co.	2,294	1,292,210
FANUC Corp.(c)	31,400	1,094,508
Lincoln Electric Holdings, Inc.	2,894	720,838
Snap-on, Inc.	3,156	1,146,322
Total		4,253,878

Marine Transportation 0.07%
Kirby Corp.*	6,051	804,057

Metals & Mining 0.47%
Fresnillo PLC(c)	28,252	1,252,299
Harmony Gold Mining Co. Ltd. ADR	61,859	950,773
Southern Copper Corp.	8,485	1,459,929
Steel Dynamics, Inc.	10,143	1,825,740
Total		5,488,741

Miscellaneous Financials 0.02%
Utex Industries*	8,205	233,842

Oil, Gas & Consumable Fuels 0.40%
Devon Energy Corp.	22,993	1,157,008
Equinor ASA ADR	14,505	612,111

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2026

Investments			Shares	Fair Value
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp.			19,362	$1,258,530
Suncor Energy, Inc.(c)			25,394	1,679,607
Total				4,707,256

Personal Care Products 0.06%
Anastasia Parent LLC*			8,104	91,170
Gibson Brands Private Equity*			9,315	605,475
Total				696,645

Pharmaceuticals 0.14%
Roche Holding AG(c)			4,132	1,649,043

Semiconductors & Semiconductor Equipment 0.24%
ASML Holding NV(c)			1,038	1,380,287
Monolithic Power Systems, Inc.			1,329	1,453,062
Total				2,833,349

Software 0.08%
Circle Internet Group, Inc.*			10,142	967,648

Tobacco 0.11%
Japan Tobacco, Inc.(c)			33,800	1,296,699

Transportation Infrastructure 0.01%
ACBL Holdings Corp.*			2,356	82,460
Total Common Stocks (cost $60,358,125)				60,339,270

	Interest Rate	Maturity Date	Principal Amount‡
CORPORATE BONDS 70.63%

Aerospace/Defense 1.61%
ATI, Inc.	7.25%	8/15/2030	$1,596,000	1,656,096
Boeing Co.	5.805%	5/1/2050	1,169,000	1,130,820
Boeing Co.	6.528%	5/1/2034	2,126,000	2,316,829
Czechoslovak Group AS (Czech Republic)(b)	6.50%	1/10/2031	748,000	765,317
Efesto Bidco SpA Efesto U.S. LLC (Italy)†(b)	7.50%	2/15/2032	2,453,000	2,443,939
Embraer Netherlands Finance BV (Netherlands)(b)	5.40%	1/9/2038	1,674,000	1,601,398
HEICO Corp.	5.35%	8/1/2033	1,237,000	1,260,539
Moog, Inc.†	5.50%	10/15/2034	1,178,000	1,184,646
TransDigm, Inc.†	6.00%	1/15/2033	2,343,000	2,344,297
TransDigm, Inc.†	6.125%	7/31/2034	1,167,000	1,149,253
TransDigm, Inc.†	6.75%	1/31/2034	1,208,000	1,224,737
TransDigm, Inc.†	6.875%	12/15/2030	1,632,000	1,673,278
Total				18,751,149

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Agriculture 0.39%
BAT Capital Corp.	7.75%	10/19/2032	$1,051,000	$1,207,396
Imperial Brands Finance PLC (United Kingdom)†(b)	5.625%	7/1/2035	866,000	873,668
Japan Tobacco, Inc. (Japan)†(b)	5.85%	6/15/2035	1,026,000	1,077,050
JT International Financial Services BV (Netherlands)†(b)	6.875%	10/24/2032	1,273,000	1,415,531
Total				4,573,645

Airlines 2.14%
Alaska Airlines Pass-Through Trust Class A†	4.80%	2/15/2029	1,130,903	1,131,847
American Airlines Pass-Through Trust Class AA	3.00%	4/15/2030	500,248	485,245
American Airlines Pass-Through Trust Class A	4.90%	11/11/2039	956,000	933,648
American Airlines Pass-Through Trust Class B	5.65%	5/11/2036	638,000	642,496
American Airlines, Inc./AAdvantage Loyalty IP Ltd.†	5.75%	4/20/2029	6,751,487	6,718,879
AS Mileage Plan IP Ltd. (Cayman Islands)†(b)	5.308%	10/20/2031	1,756,000	1,718,366
British Airways Pass-Through Trust Class AA (United Kingdom)†(b)	3.30%	6/15/2034	540,359	512,102
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.75%	10/20/2028	1,325,624	1,324,184
JetBlue Airways Corp./JetBlue Loyalty LP†	9.875%	9/20/2031	2,856,000	2,702,971
JetBlue Pass-Through Trust Class A	2.95%	11/15/2029	728,199	681,730
JetBlue Pass-Through Trust Class B	8.00%	5/15/2029	597,096	602,682
Southwest Airlines Co.	5.25%	11/15/2035	1,212,000	1,138,294
United Airlines Holdings, Inc.	5.375%	3/1/2031	1,513,000	1,483,597
United Airlines Pass-Through Trust Class AA	5.45%	8/15/2038	2,159,535	2,207,698
United Airlines Pass-Through Trust Class A	5.80%	7/15/2037	1,227,527	1,267,753
United Airlines Pass-Through Trust Class A	5.875%	4/15/2029	759,314	772,505
United Airlines, Inc.†	4.625%	4/15/2029	696,000	683,318
Total				25,007,315

Apparel 0.20%
Gildan Activewear, Inc. (Canada)†(b)	5.40%	10/7/2035	573,000	559,203
William Carter Co.†	7.375%	2/15/2031	1,712,000	1,748,305
Total				2,307,508

Auto Manufacturers 1.46%
Allison Transmission, Inc.†	3.75%	1/30/2031	1,261,000	1,174,635
Aston Martin Capital Holdings Ltd. (United Kingdom)†(b)	10.00%	3/31/2029	1,667,000	1,255,843
Ford Motor Credit Co. LLC	3.625%	6/17/2031	1,286,000	1,159,322
Ford Motor Credit Co. LLC	6.125%	3/8/2034	2,843,000	2,817,221

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2026

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Auto Manufacturers (continued)
General Motors Financial Co., Inc.	5.45%		9/6/2034		$1,133,000	$1,124,327
Nissan Motor Acceptance Co. LLC†	6.125%		9/30/2030		1,762,000	1,694,878
Nissan Motor Acceptance Co. LLC†	7.05%		9/15/2028		639,000	649,349
Nissan Motor Co. Ltd. (Japan)†(b)	4.345%		9/17/2027		798,000	776,877
Nissan Motor Co. Ltd. (Japan)†(b)	4.81%		9/17/2030		3,242,000	2,946,774
Nissan Motor Co. Ltd. (Japan)†(b)	7.75%		7/17/2032		978,000	991,315
Nissan Motor Co. Ltd. (Japan)†(b)	8.125%		7/17/2035		1,191,000	1,226,422
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC†	10.00%		1/15/2031		1,265,000	1,230,181
Total						17,047,144

Auto Parts & Equipment 1.23%
Clarios Global LP/Clarios U.S. Finance Co.†	6.75%		9/15/2032		1,107,000	1,116,553
Cooper-Standard Automotive, Inc.†	9.25%		3/1/2031		1,596,000	1,501,038
Cyprium Corp./Cyprium Holdings Luxembourg SARL†	6.125%		4/15/2031		741,000	732,343
Cyprium Corp./Cyprium Holdings Luxembourg SARL†	6.375%		4/15/2034		1,348,000	1,311,795
Dana, Inc.	4.25%		9/1/2030		826,000	783,426
Dana, Inc.	4.50%		2/15/2032		1,300,000	1,214,276
Forvia SE (France)†(b)	6.75%		9/15/2033		1,165,000	1,138,152
Goodyear Tire & Rubber Co.	6.625%		7/15/2030		900,000	880,830
Tenneco, Inc.†	8.00%		11/17/2028		1,154,000	1,150,600
ZF North America Capital, Inc.†	6.75%		4/23/2030		1,158,000	1,121,039
ZF North America Capital, Inc.†	6.875%		4/14/2028		1,064,000	1,079,862
ZF North America Capital, Inc.†	7.125%		4/14/2030		2,335,000	2,304,008
Total						14,333,922

Banks 6.10%
ABN AMRO Bank NV (Netherlands)†(b)	3.324% (5 yr. CMT + 1.90%	)#	3/13/2037		1,600,000	1,428,778
Akbank TAS (Turkey)†(b)	7.95% (5 yr. CMT + 4.22%	)#	–	(f)	1,728,000	1,648,643
Alfa Bank AO Via Alfa Bond Issuance PLC (Ireland)(b)	5.50% (5 yr. CMT + 4.55%	)	10/26/2031		2,645,000	–	(e)
ANZ Bank New Zealand Ltd. (New Zealand)†(b)	5.898% (5 yr. CMT + 1.50%	)#	7/10/2034		935,000	967,200
Associated Banc-Corp.	6.455% (SOFR + 3.03%	)#	8/29/2030		1,128,000	1,154,827

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2026

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Banks (continued)
Australia & New Zealand Banking Group Ltd. (Australia)†(b)	6.742%		12/8/2032		$2,525,000	$2,739,335
Banc of California	3.25% (3 mo. USD Term SOFR + 2.52%	)#	5/1/2031		950,000	952,375
Banco Santander SA (Spain)(b)	8.00% (5 yr. CMT + 3.91%	)#	–	(f)	600,000	632,975
Bank Hapoalim BM (Israel)(b)	5.252%		1/14/2033		1,175,000	1,161,434
Bank OZK	2.75% (3 mo. USD Term SOFR + 2.09%	)#	10/1/2031		2,182,000	2,093,193
Barclays PLC (United Kingdom)(b)	7.625% (5 yr. USD SOFR ICE Swap + 3.69%	)#	–	(f)	1,152,000	1,163,699
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico†	8.125% (5 yr. CMT + 4.21%	)#	1/8/2039		1,126,000	1,186,570
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico†(g)	8.45% (5 yr. CMT + 4.66%	)#	6/29/2038		1,110,000	1,194,305
BOKF NA	6.108% (5 yr. CMT + 2.00%	)#	11/6/2040		865,000	877,706
Citigroup, Inc.	6.95% (5 yr. CMT + 2.73%	)#	–	(f)	1,890,000	1,905,122
Citizens Financial Group, Inc.	5.299% (5 yr. CMT + 1.45%	)#	1/29/2036		1,170,000	1,159,877
Citizens Financial Group, Inc.	5.841% (SOFR + 2.01%	)#	1/23/2030		1,088,000	1,120,631
Credit Agricole SA (France)†(b)	4.75% (5 yr. CMT + 3.24%	)#	–	(f)	3,166,000	3,016,281
Deutsche Bank AG	7.079% (SOFR + 3.65%	)#	2/10/2034		3,219,000	3,451,378
First Citizens BancShares, Inc.	6.254% (5 yr. CMT + 1.97%	)#	3/12/2040		1,202,000	1,175,915
First Citizens BancShares, Inc.	7.00% (5 yr. CMT + 3.30%	)#	–	(f)	2,324,000	2,328,025
First Horizon Corp.	5.514% (SOFR + 1.77%	)#	3/7/2031		886,000	898,852
First Republic Bank	4.375%		8/1/2046		1,248,000	686
First Republic Bank	4.625%		2/13/2047		500,000	275
First-Citizens Bank & Trust Co.	6.125%		3/9/2028		2,543,000	2,607,932
FNB Corp.	5.722% (SOFR + 1.93%	)#	12/11/2030		1,326,000	1,334,633

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2026

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Banks (continued)
Goldman Sachs Group, Inc.	6.85% (5 yr. CMT + 2.46%	)#	–	(f)	$1,170,000	$1,193,327
Home BancShares, Inc.	3.125% (3 mo. USD Term SOFR + 1.82%	)#	1/30/2032		1,058,000	1,000,848
HSBC Holdings PLC (United Kingdom)(b)(g)	6.95% (5 yr. CMT + 3.19%	)#	–	(f)	1,139,000	1,142,277
Huntington Bancshares, Inc.	6.141% (5 yr. CMT + 1.70%	)#	11/18/2039		1,615,000	1,649,060
Huntington Bancshares, Inc.(g)	6.25% (5 yr. CMT + 2.65%	)#	–	(f)	1,462,000	1,441,526
Keybank National Association	3.90%		4/13/2029		1,946,000	1,900,658
KeyCorp	5.305% (SOFR + 1.37%	)#	1/28/2037		1,172,000	1,148,355
Lloyds Banking Group PLC (United Kingdom)(b)(g)	6.625% (5 yr. CMT + 2.68%	)#	–	(f)	1,103,000	1,053,734
Macquarie Bank Ltd. (United Kingdom)(b)	6.125% (5 yr. USD Swap + 3.70%	)#	–	(f)	501,000	504,457
NatWest Group PLC (United Kingdom)(b)	8.125% (5 yr. CMT + 3.75%	)#	–	(f)	1,159,000	1,255,182
Nordea Bank Abp (Finland)†(b)(g)	6.30% (5 yr. CMT + 2.66%	)#	–	(f)	677,000	673,860
Pinnacle Financial Partners, Inc.	6.168% (SOFR + 2.35%	)#	11/1/2030		935,000	953,539
Regions Financial Corp.	5.502% (SOFR + 2.06%	)#	9/6/2035		941,000	942,672
Societe Generale SA (France)†(b)	6.066% (1 yr. CMT + 2.10%	)#	1/19/2035		1,095,000	1,131,241
South State Bank NA	8.375% (3 mo. USD Term SOFR + 4.61%	)#	8/15/2034		1,334,000	1,414,040
Standard Chartered PLC (United Kingdom)†(b)(g)	6.097% (1 yr. CMT + 2.10%	)#	1/11/2035		1,470,000	1,528,096
State Street Corp.(g)	6.45% (5 yr. CMT + 2.14%	)#	–	(f)	1,341,000	1,361,619
Sumitomo Mitsui Financial Group, Inc. (Japan)(b)	6.60% (5 yr. CMT + 2.28%	)#	–	(f)	1,242,000	1,227,831
Texas Capital Bancshares, Inc.	5.301% (SOFR + 1.94%	)#	2/27/2032		1,133,000	1,117,506

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2026

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Banks (continued)
Toronto-Dominion Bank (Canada)(b)	6.35% (5 yr. CMT + 2.72%	)#	10/31/2085		$1,119,000	$1,101,872
UBS Group AG (Switzerland)†(b)	7.00% (5 yr. USD SOFR ICE Swap + 3.08%	)#	–	(f)	1,261,000	1,249,869
UBS Group AG (Switzerland)†(b)	9.25% (5 yr. CMT + 4.75%	)#	–	(f)	1,209,000	1,289,344
UBS Group AG (Switzerland)†(b)	9.25% (5 yr. CMT + 4.76%	)#	–	(f)	802,000	903,532
UniCredit SpA (Italy)†(b)	7.296% (5 yr. USD ICE Swap + 4.91%	)#	4/2/2034		2,274,000	2,393,645
Webster Financial Corp.	4.10%		3/25/2029		1,172,000	1,145,561
Western Alliance Bancorp	3.00% (3 mo. USD Term SOFR + 2.25%	)#	6/15/2031		2,695,000	2,589,167
Zions Bancorp NA	4.483% (SOFR + 1.06%	)#	2/9/2029		447,000	443,829
Zions Bancorp NA	6.816% (SOFR + 2.83%	)#	11/19/2035		1,140,000	1,171,619
Total						71,128,913

Beverages 0.14%
Bacardi Ltd./Bacardi-Martini BV†	5.25%		1/15/2029		898,000	907,283
Coca-Cola Femsa SAB de CV (Mexico)(b)	5.10%		5/6/2035		713,000	705,899
Total						1,613,182

Biotechnology 0.40%
Genmab AS/Genmab Finance LLC (Denmark)†(b)	6.25%		12/15/2032		1,144,000	1,173,695
Genmab AS/Genmab Finance LLC (Denmark)†(b)	7.25%		12/15/2033		1,356,000	1,420,608
Illumina, Inc.	4.75%		12/12/2030		866,000	862,288
Royalty Pharma PLC	5.40%		9/2/2034		1,142,000	1,151,956
Total						4,608,547

Building Materials 0.76%
ACProducts Holdings, Inc.†	6.375%		5/15/2029		1,468,000	704,640
Amrize Finance U.S. LLC	5.40%		4/7/2035		659,000	670,402
CP Atlas Buyer, Inc.†(g)	12.75%		1/15/2031		704,882	544,822
EMRLD Borrower LP/Emerald Co-Issuer, Inc.†	6.625%		12/15/2030		2,711,000	2,760,636
EMRLD Borrower LP/Emerald Co-Issuer, Inc.†	6.75%		7/15/2031		1,145,000	1,178,458
MIWD Holdco II LLC/MIWD Finance Corp.†(g)	5.50%		2/1/2030		1,555,000	1,344,744
Quikrete Holdings, Inc.†	6.375%		3/1/2032		1,671,000	1,695,652
Total						8,899,354

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Chemicals 2.18%
ASP Unifrax Holdings, Inc.†	7.10%		9/30/2029	$1,838,115	$128,668
ASP Unifrax Holdings, Inc.†	11.175%		9/30/2029	2,466,009	1,257,665
Cabot Corp.	5.00%		6/30/2032	1,611,000	1,610,541
Celanese U.S. Holdings LLC(g)	6.75%		4/15/2033	1,745,000	1,791,405
Celanese U.S. Holdings LLC(g)	7.20%		11/15/2033	2,140,000	2,284,837
Celanese U.S. Holdings LLC(g)	7.375%		2/15/2034	1,945,000	1,994,382
FMC Corp.	5.65%		5/18/2033	93,000	82,388
INEOS Finance PLC (United Kingdom)†(b)(g)	7.50%		4/15/2029	1,164,000	1,130,300
LYB International Finance III LLC(g)	5.875%		1/15/2036	2,355,000	2,364,047
Ma’aden Sukuk Ltd. (Cayman Islands)†(b)	5.50%		2/13/2035	696,000	698,203
Olympus Water U.S. Holding Corp.†	7.25%		6/15/2031	1,429,000	1,397,180
Sasol Financing USA LLC†(d)	8.75%		4/10/2033	926,000	923,278
SNF Group SACA (France)†(b)	5.626%		3/31/2031	1,380,000	1,397,250
Sociedad Quimica y Minera de Chile SA (Chile)†(b)	5.625% (5 yr. CMT + 1.92%	)#	4/22/2056	1,799,000	1,754,364
Solstice Advanced Materials, Inc.†	5.625%		9/30/2033	1,181,000	1,165,685
Tronox, Inc.†	4.625%		3/15/2029	2,738,000	2,195,438
Westlake Corp.	5.55%		11/15/2035	1,166,000	1,162,793
WR Grace Holdings LLC†	6.625%		8/15/2032	2,170,000	2,116,369
Total					25,454,793

Coal 0.22%
SunCoke Energy, Inc.†	4.875%		6/30/2029	1,912,000	1,727,231
Warrior Met Coal, Inc.†	7.875%		12/1/2028	849,000	859,557
Total					2,586,788

Commercial Services 2.60%
Albion Financing 1 SARL/Aggreko Holdings, Inc. (Luxembourg)†(b)	7.00%		5/21/2030	1,256,000	1,284,608
Allied Universal Holdco LLC†	7.875%		2/15/2031	1,947,000	2,009,080
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	6.875%		6/15/2030	1,545,000	1,567,328
Ashtead Capital, Inc.†	5.50%		8/11/2032	892,000	904,906
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.†(g)	8.375%		6/15/2032	1,776,000	1,767,843
CompoSecure Holdings LLC†	5.625%		2/1/2033	1,189,000	1,162,450
CoreCivic, Inc.	8.25%		4/15/2029	1,204,000	1,257,750
EquipmentShare.com, Inc.†	8.625%		5/15/2032	1,109,000	1,158,915
EquipmentShare.com, Inc.†	9.00%		5/15/2028	2,756,000	2,850,203
Garda World Security Corp. (Canada)†(b)	6.50%		1/15/2031	1,152,000	1,168,798

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2026

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Commercial Services (continued)
GEO Group, Inc.	8.625%		4/15/2029		$2,243,000	$2,330,976
Herc Holdings, Inc.†	6.00%		3/15/2034		845,000	817,777
Herc Holdings, Inc.†(g)	7.25%		6/15/2033		1,016,000	1,042,001
Hertz Corp.†(h)	Zero Coupon		1/15/2028		1,887,000	–
Hertz Corp.†*(h)	Zero Coupon		10/15/2049		987,000	–
Hertz Corp.†(g)	5.00%		12/1/2029		844,000	357,409
Hertz Corp.†(g)	12.625%		7/15/2029		1,741,000	1,529,075
ITR Concession Co. LLC†	5.183%		7/15/2035		785,000	767,939
J Paul Getty Trust	4.905%		4/1/2035		1,199,000	1,202,552
Quanta Services, Inc.	5.25%		8/9/2034		1,123,000	1,130,310
Rentokil Terminix Funding LLC†	5.625%		4/28/2035		1,440,000	1,450,782
Rollins, Inc.	5.25%		2/24/2035		1,133,000	1,132,791
Sotheby’s†	7.375%		10/15/2027		752,000	748,868
Synergy Infrastructure Holdings LLC†	7.875%		12/1/2030		1,160,000	1,185,315
Triton Container International Ltd./TAL International Container Corp.	5.15%		2/15/2033		1,498,000	1,467,731
Total						30,295,407

Computers 0.23%
CACI International, Inc.†	6.375%		6/15/2033		2,219,000	2,260,309
NetApp, Inc.	2.70%		6/22/2030		518,000	476,005
Total						2,736,314

Cosmetics/Personal Care 0.14%
Opal Bidco SAS (France)†(b)	6.50%		3/31/2032		1,593,000	1,595,499

Distribution/Wholesale 0.21%
LKQ Corp.	6.25%		6/15/2033		1,344,000	1,385,298
Marubeni Corp. (Japan)†(b)(g)	5.383%		4/1/2035		1,079,000	1,102,997
Total						2,488,295

Diversified Financial Services 3.42%
Aircastle Ltd.†	6.50%		7/18/2028		1,132,000	1,174,232
Ally Financial, Inc.	6.70%		2/14/2033		2,277,000	2,294,614
Azorra Finance Ltd. (Cayman Islands)†(b)	6.25%		2/15/2034		1,398,000	1,300,966
Bread Financial Holdings, Inc.†	6.75%		5/15/2031		815,000	809,700
Capital One Financial Corp.	5.50% (3 mo. USD Term SOFR + 3.34%	)#	–	(f)	1,166,000	1,161,875
Coinbase Global, Inc.†	3.375%		10/1/2028		1,278,000	1,197,318
Coinbase Global, Inc.†(g)	3.625%		10/1/2031		1,249,000	1,056,881
CrossCountry Intermediate HoldCo LLC†	6.50%		10/1/2030		1,165,000	1,111,863

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Diversified Financial Services (continued)
CrossCountry Intermediate HoldCo LLC†	6.75%		12/1/2032	$1,179,000	$1,110,548
DAE Sukuk Difc Ltd. (United Arab Emirates)†(b)	4.50%		10/16/2030	1,532,000	1,464,994
Freedom Mortgage Holdings LLC†	9.125%		5/15/2031	1,094,000	1,113,418
GGAM Finance Ltd. (Ireland)†(b)	8.00%		6/15/2028	1,562,000	1,622,320
ILFC E-Capital Trust I†	6.38%	#(a)	12/21/2065	1,806,000	1,539,916
ILFC E-Capital Trust II†	6.63%	#(a)	12/21/2065	836,000	730,360
Jane Street Group/JSG Finance, Inc.†	6.75%		5/1/2033	2,010,000	2,040,709
Jane Street Group/JSG Finance, Inc.†	7.125%		4/30/2031	1,108,000	1,139,651
LPL Holdings, Inc.	5.75%		6/15/2035	880,000	876,936
LPL Holdings, Inc.	6.00%		5/20/2034	1,574,000	1,606,175
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(b)	6.50%		3/26/2031	2,152,000	2,254,765
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045	1,377,000	1,177,873
OneMain Finance Corp.	6.125%		5/15/2030	926,000	906,115
OneMain Finance Corp.	6.75%		9/15/2033	1,178,000	1,131,001
OneMain Finance Corp.	7.50%		5/15/2031	1,134,000	1,140,776
PennyMac Financial Services, Inc.†	6.875%		5/15/2032	1,178,000	1,137,968
PennyMac Financial Services, Inc.†	7.125%		11/15/2030	1,138,000	1,131,769
PennyMac Financial Services, Inc.†	7.875%		12/15/2029	1,190,000	1,218,044
Rocket Cos., Inc.†	6.375%		8/1/2033	1,701,000	1,721,402
Stonebriar ABF Issuer LLC†	8.125%		12/15/2030	1,214,000	1,255,649
Synchrony Financial	7.25%		2/2/2033	1,051,000	1,074,227
UWM Holdings LLC†	6.25%		3/15/2031	1,194,000	1,088,361
VFH Parent LLC/Valor Co-Issuer, Inc.†	7.50%		6/15/2031	1,306,000	1,342,827
Total					39,933,253

Electric 4.97%
AES Corp.	7.60% (5 yr. CMT + 3.20%	)#	1/15/2055	1,226,000	1,216,735
AES Panama Generation Holdings SRL (Panama)(b)	4.375%		5/31/2030	1,231,298	1,140,780
Alliant Energy Corp.	5.75% (5 yr. CMT + 2.08%	)#	4/1/2056	1,164,000	1,132,078
Alpha Generation LLC†	6.25%		1/15/2034	1,619,000	1,591,580
Alpha Generation LLC†	6.75%		10/15/2032	1,132,000	1,149,391
American Electric Power Co., Inc.	6.05% (5 yr. CMT + 1.94%	)#	3/15/2056	1,147,000	1,137,256
Capital Power U.S. Holdings, Inc.†	6.189%		6/1/2035	959,000	983,858
CenterPoint Energy, Inc.	5.95% (5 yr. CMT + 2.22%	)#	4/1/2056	1,022,000	1,013,250

See Notes to Schedule of Investments.	13

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2026

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Electric (continued)
Comision Ejecutiva Hidroelectrica del Rio Lempa (El Salvador)†(b)(g)	8.65%		1/24/2033		$1,161,000	$1,191,766
Comision Federal de Electricidad (Mexico)†(b)	6.50%		1/28/2051		952,000	918,680
Constellation Energy Generation LLC	5.60%		6/15/2042		1,031,000	1,014,942
Constellation Energy Generation LLC	5.80%		3/1/2033		1,390,000	1,456,574
Constellation Energy Generation LLC	6.25%		10/1/2039		2,067,000	2,181,427
Dominion Energy, Inc.	6.20% (5 yr. CMT + 2.01%	)#	2/15/2056		1,639,000	1,625,190
DPL LLC	4.35%		4/15/2029		1,459,000	1,401,228
Energuate Trust 2 0 (Cayman Islands)†(b)	6.35%		9/15/2035		1,130,000	1,108,367
Entergy Corp.	6.10% (5 yr. CMT + 2.01%	)#	6/15/2056		1,163,000	1,148,349
Evergy, Inc.	6.65% (5 yr. CMT + 2.56%	)#	6/1/2055		1,690,000	1,702,698
Idaho Power Co.	5.20%		8/15/2034		1,113,000	1,130,331
Idaho Power Co.	5.70%		3/15/2055		1,315,000	1,296,180
Lightning Power LLC†	7.25%		8/15/2032		2,754,000	2,864,842
Long Ridge Energy LLC†	8.75%		2/15/2032		1,615,000	1,695,537
Minejesa Capital BV (Netherlands)†(b)	4.625%		8/10/2030		1,005,950	995,911
NRG Energy, Inc.†	6.00%		1/15/2036		716,000	709,916
NRG Energy, Inc.†	7.00%		3/15/2033		1,501,000	1,625,756
NRG Energy, Inc.†	10.25% (5 yr. CMT + 5.92%	)#	–	(f)	2,111,000	2,278,457
Palomino Funding Trust I†	7.233%		5/17/2028		2,239,000	2,340,200
PG&E Corp.	6.85% (5 yr. CMT + 3.23%	)#	9/15/2056		1,173,000	1,159,585
Puget Energy, Inc.	4.10%		6/15/2030		1,000,000	970,416
Puget Energy, Inc.†	7.25% (5 yr. CMT + 2.85%	)#	9/15/2056		926,000	922,523
Sempra	6.40% (5 yr. CMT + 2.63%	)#	10/1/2054		2,320,000	2,313,526
Talen Energy Supply LLC†	6.25%		2/1/2034		793,000	784,724
Talen Energy Supply LLC†	6.50%		2/1/2036		2,064,000	2,079,440
Talen Energy Supply LLC†	8.625%		6/1/2030		1,237,000	1,298,277
Tampa Electric Co.	5.15%		3/1/2035		2,194,000	2,201,715
TXNM Energy, Inc.†	7.00% (5 yr. CMT + 3.25%	)#	7/31/2056		1,326,000	1,322,749
Vistra Corp.†	7.00% (5 yr. CMT + 5.74%	)#	–	(f)	1,135,000	1,137,250
Vistra Corp.†	8.875% (5 yr. CMT + 5.05%	)#	–	(f)	384,000	414,233

14	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Electric (continued)
VoltaGrid LLC†	7.375%		11/1/2030		$1,169,000	$1,207,891
WEC Energy Group, Inc.	5.625% (5 yr. CMT + 1.91%	)#	5/15/2056		1,784,000	1,750,122
XPLR Infrastructure Operating Partners LP†(g)	8.375%		1/15/2031		1,098,000	1,156,464
XPLR Infrastructure Operating Partners LP†	8.625%		3/15/2033		1,111,000	1,174,431
Total						57,944,625

Electronics 0.51%
Allegion U.S. Holding Co., Inc.	5.60%		5/29/2034		709,000	723,911
Flex Ltd.	5.25%		1/15/2032		942,000	946,109
Flex Ltd.	5.375%		11/13/2035		598,000	587,909
Imola Merger Corp.†	4.75%		5/15/2029		886,000	861,722
TD SYNNEX Corp.	5.30%		10/10/2035		1,433,000	1,389,101
Trimble, Inc.	6.10%		3/15/2033		1,426,000	1,492,546
Total						6,001,298

Energy-Alternate Sources 0.18%
Topaz Solar Farms LLC†	5.75%		9/30/2039		2,137,306	2,127,784

Engineering & Construction 0.90%
Corp. Quiport SA (Ecuador)†(b)	9.00%		12/15/2037		232,000	249,748
Fluor Corp.	4.25%		9/15/2028		1,340,000	1,319,371
Heathrow Finance PLC	6.625%		3/1/2031	GBP	2,196,000	2,888,508
Jacobs Engineering Group, Inc.	5.90%		3/1/2033		$1,087,000	1,125,841
MasTec, Inc.	5.90%		6/15/2029		1,047,000	1,082,155
Montego Bay Airport Revenue Finance Ltd. (Cayman Islands)†(b)	6.60%		6/15/2035		1,174,000	1,129,306
Sydney Airport Finance Co. Pty. Ltd. (Australia)†(b)	5.248%		3/26/2036		1,643,000	1,630,018
TAV Havalimanlari Holding AS (Turkey)†(b)	8.50%		12/7/2028		1,080,000	1,101,455
Total						10,526,402

Entertainment 1.52%
Bracelet Holdings, Inc.†	9.25%		7/2/2028		1,821,000	1,756,537	(i)
Caesars Entertainment, Inc.†(g)	4.625%		10/15/2029		1,956,000	1,882,317
Caesars Entertainment, Inc.†	7.00%		2/15/2030		1,162,000	1,176,914
Discovery Global Holdings, Inc.	4.279%		3/15/2032		1,658,000	1,469,402
Discovery Global Holdings, Inc.	5.05%		3/15/2042		4,578,000	3,027,458
Discovery Global Holdings, Inc.	5.141%		3/15/2052		2,386,000	1,452,478

See Notes to Schedule of Investments.	15

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Entertainment (continued)
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.†	4.875%		5/1/2029		$1,234,000	$1,197,435
Resorts World Las Vegas LLC/RWLV Capital, Inc.†	4.625%		4/16/2029		2,000,000	1,720,634
SeaWorld Parks & Entertainment, Inc.†(g)	5.25%		8/15/2029		2,394,000	2,288,040
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC†	8.625%		1/15/2032		1,782,000	1,786,096
Total						17,757,311

Food 1.03%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	3.50%		3/15/2029		1,795,000	1,713,256
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	6.25%		3/15/2033		687,000	692,156
Alicorp SAA†	7.40%		6/16/2032	PEN	3,897,000	1,134,862
Fiesta Purchaser, Inc.†	7.875%		3/1/2031		$1,113,000	1,134,028
Gruma SAB de CV (Mexico)†(b)	5.39%		12/9/2034		1,154,000	1,149,615
Grupo Nutresa SA (Colombia)†(b)	9.00%		5/12/2035		1,082,000	1,205,456
Lamb Weston Holdings, Inc.†	4.125%		1/31/2030		1,505,000	1,433,846
McCormick & Co., Inc.	4.95%		4/15/2033		934,000	924,094
Performance Food Group, Inc.†	6.125%		9/15/2032		1,140,000	1,143,531
Smithfield Foods, Inc.†	5.20%		4/1/2029		1,446,000	1,459,547
Total						11,990,391

Gas 0.43%
National Fuel Gas Co.	5.50%		3/15/2030		1,127,000	1,153,276
NiSource, Inc.	6.375% (5 yr. CMT + 2.53%	)#	3/31/2055		1,129,000	1,159,205
Snam SpA (Italy)†(b)	5.75%		5/28/2035		637,000	649,895
Snam SpA (Italy)†(b)	6.50%		5/28/2055		1,064,000	1,096,902
Southwest Gas Corp.	4.05%		3/15/2032		1,055,000	1,008,847
Total						5,068,125

Health Care-Products 0.19%
Bausch & Lomb Corp. (Canada)†(b)	8.375%		10/1/2028		1,066,000	1,101,977
VSP Optical Group, Inc.†	5.45%		12/1/2035		1,162,000	1,139,518
Total						2,241,495

Health Care-Services 1.03%
Acadia Healthcare Co., Inc.†(g)	7.375%		3/15/2033		1,460,000	1,496,609
CHS/Community Health Systems, Inc.†	4.75%		2/15/2031		1,268,000	1,169,697

16	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Health Care-Services (continued)
CHS/Community Health Systems, Inc.†	5.25%		5/15/2030	$1,308,000	$1,233,604
Concentra Health Services, Inc.†	6.875%		7/15/2032	578,000	598,296
DaVita, Inc.†	4.625%		6/1/2030	1,162,000	1,117,960
HCA, Inc.	5.75%		3/1/2035	1,101,000	1,132,397
LifePoint Health, Inc.†	11.00%		10/15/2030	996,000	1,072,413
Molina Healthcare, Inc.†	3.875%		11/15/2030	1,295,000	1,158,682
Roche Holdings, Inc.†	4.666%		12/2/2035	1,389,000	1,365,447
Team Health Holdings, Inc.†	8.375%		6/30/2028	517,000	510,740
Universal Health Services, Inc.	5.05%		10/15/2034	1,204,000	1,150,121
Total					12,005,966

Holding Companies-Diversified 0.07%
Clue Opco LLC†	9.50%		10/15/2031	869,000	842,150

Home Builders 0.40%
Century Communities, Inc.†	3.875%		8/15/2029	1,468,000	1,378,934
Century Communities, Inc.†	6.625%		9/15/2033	849,000	832,802
LGI Homes, Inc.†(g)	7.00%		11/15/2032	1,833,000	1,702,421
PulteGroup, Inc.	6.375%		5/15/2033	651,000	698,645
Total					4,612,802

Insurance 0.80%
Ardonagh Finco Ltd. (United Kingdom)†(b)	7.75%		2/15/2031	952,000	963,859
Asurion LLC/Asurion Co-Issuer, Inc.†	8.00%		12/31/2032	1,832,000	1,902,143
HUB International Ltd.†	7.375%		1/31/2032	909,000	927,714
NMI Holdings, Inc.	6.00%		8/15/2029	944,000	966,203
Old Republic International Corp.	5.75%		3/28/2034	1,098,000	1,122,066
Panther Escrow Issuer LLC†	7.125%		6/1/2031	1,069,000	1,073,131
Swiss RE Subordinated Finance PLC (United Kingdom)†(b)	5.698% (3 mo. USD Term SOFR + 1.81%	)#	4/5/2035	1,200,000	1,215,884
Transatlantic Holdings, Inc.	8.00%		11/30/2039	934,000	1,131,013
Total					9,302,013

Internet 0.42%
Meituan (China)†(b)	4.625%		10/2/2029	1,688,000	1,678,784
MercadoLibre, Inc. (Uruguay)(b)	4.90%		1/15/2033	1,174,000	1,140,776
Rakuten Group, Inc. (Japan)†(b)	9.75%		4/15/2029	813,000	867,220
Wayfair LLC†	6.75%		11/15/2032	1,170,000	1,179,818
Total					4,866,598

See Notes to Schedule of Investments.	17

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Investment Companies 0.10%
HA Sustainable Infrastructure Capital, Inc.	7.125% (5 yr. CMT + 3.48%	)#	11/15/2056	$1,223,000	$1,217,581

Iron-Steel 1.10%
Carpenter Technology Corp.†	5.625%		3/1/2034	1,169,000	1,159,694
Cleveland-Cliffs, Inc.†	7.00%		3/15/2032	1,722,000	1,668,278
Cleveland-Cliffs, Inc.†	7.625%		1/15/2034	3,356,000	3,281,892
Commercial Metals Co.	4.375%		3/15/2032	791,000	732,174
Commercial Metals Co.†	5.75%		11/15/2033	1,177,000	1,165,726
CSN Inova Ventures (Cayman Islands)(b)	6.75%		1/28/2028	2,212,000	1,625,554
Samarco Mineracao SA (Brazil)(b)	9.50%		6/30/2031	1,807,653	1,779,692
Vale Overseas Ltd. (Brazil)†(b)	6.00% (5 yr. CMT + 2.43%	)#	2/25/2056	1,402,000	1,380,970
Total					12,793,980

Leisure Time 1.41%
Carnival Corp.†	5.75%		3/15/2030	2,609,000	2,631,116
Carnival Corp.†	5.75%		8/1/2032	1,173,000	1,174,085
Carnival Corp.†(g)	6.125%		2/15/2033	1,317,000	1,330,868
Lindblad Expeditions LLC†	7.00%		9/15/2030	1,870,000	1,910,385
NCL Corp. Ltd.†	6.75%		2/1/2032	1,717,000	1,705,226
Patrick Industries, Inc.†	6.375%		11/1/2032	1,102,000	1,103,445
Polaris, Inc.	5.60%		3/1/2031	1,197,000	1,186,927
Royal Caribbean Cruises Ltd.†	5.625%		9/30/2031	3,181,000	3,213,139
Royal Caribbean Cruises Ltd.†	6.00%		2/1/2033	1,121,000	1,132,476
Viking Cruises Ltd.†	9.125%		7/15/2031	1,060,000	1,118,809
Total					16,506,476

Lodging 1.94%
Choice Hotels International, Inc.	5.85%		8/1/2034	1,123,000	1,134,302
Full House Resorts, Inc.†	8.25%		2/15/2028	1,694,000	1,545,775
Genting New York LLC/GENNY Capital, Inc.†	7.25%		10/1/2029	1,102,000	1,107,058
Hilton Domestic Operating Co., Inc.†	3.625%		2/15/2032	1,818,000	1,653,744
Hilton Domestic Operating Co., Inc.†	3.75%		5/1/2029	1,268,000	1,214,402
Hilton Domestic Operating Co., Inc.†	5.50%		3/31/2034	1,693,000	1,655,351
Hilton Domestic Operating Co., Inc.†	5.875%		3/15/2033	1,840,000	1,852,282
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.†	6.625%		1/15/2032	1,343,000	1,327,840
Melco Resorts Finance Ltd. (Hong Kong)(b)	5.375%		12/4/2029	504,000	484,509
Melco Resorts Finance Ltd. (Hong Kong)†(b)	6.50%		9/24/2033	1,190,000	1,143,210

18	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Lodging (continued)
Melco Resorts Finance Ltd. (Hong Kong)†(b)(g)	7.625%	4/17/2032	$645,000	$655,079
Sands China Ltd. (Macau)(b)	4.375%	6/18/2030	2,240,000	2,162,897
Sands China Ltd. (Macau)(b)	5.40%	8/8/2028	1,442,000	1,453,706
Studio City Finance Ltd. (Hong Kong)(b)	5.00%	1/15/2029	1,863,000	1,748,562
Travel & Leisure Co.†	6.125%	9/1/2033	1,159,000	1,144,802
Wynn Macau Ltd. (Macau)†(b)	5.50%	10/1/2027	1,193,000	1,182,078
Wynn Macau Ltd. (Macau)†(b)	6.75%	2/15/2034	1,146,000	1,119,440
Total				22,585,037

Machinery: Construction & Mining 0.10%
Vertiv Holdings Co.	5.80%	3/15/2056	1,202,000	1,156,310

Machinery-Diversified 0.70%
Columbus McKinnon Corp.†(g)	7.125%	2/1/2033	1,178,000	1,178,560
GrafTech Global Enterprises, Inc.†	9.875%	12/23/2029	1,369,000	881,220
nVent Finance SARL (Luxembourg)(b)	2.75%	11/15/2031	1,086,000	965,644
nVent Finance SARL (Luxembourg)(b)	5.65%	5/15/2033	1,794,000	1,841,846
Regal Rexnord Corp.	6.05%	4/15/2028	1,090,000	1,118,561
Regal Rexnord Corp.	6.40%	4/15/2033	2,079,000	2,198,449
Total				8,184,280

Media 2.36%
AMC Networks, Inc.(g)	4.25%	2/15/2029	2,379,000	2,006,882
CCO Holdings LLC/CCO Holdings Capital Corp.†	7.00%	2/1/2033	1,242,000	1,246,657
CSC Holdings LLC†	4.125%	12/1/2030	471,000	283,165
CSC Holdings LLC†	4.625%	12/1/2030	3,723,000	1,317,914
CSC Holdings LLC†	5.75%	1/15/2030	2,193,000	834,834
CSC Holdings LLC†	6.50%	2/1/2029	875,000	558,701
CSC Holdings LLC†	11.75%	1/31/2029	2,491,000	1,802,911
Directv Financing LLC†	8.875%	2/1/2030	1,229,000	1,227,802
Directv Financing LLC/Directv Financing Co-Obligor, Inc.†	10.00%	2/15/2031	581,000	593,561
DISH DBS Corp.	5.125%	6/1/2029	2,478,000	2,217,207
EW Scripps Co.†	9.875%	8/15/2030	1,226,000	1,191,357
Gray Media, Inc.†	5.375%	11/15/2031	3,802,000	2,826,198
Gray Media, Inc.†	9.625%	7/15/2032	776,000	776,672
McGraw-Hill Education, Inc.†	7.375%	9/1/2031	1,119,000	1,143,066
Sinclair Television Group, Inc.†	8.125%	2/15/2033	1,139,000	1,158,932
Sunrise FinCo I BV (Netherlands)†(b)	4.875%	7/15/2031	2,867,000	2,732,581
Univision Communications, Inc.†	4.50%	5/1/2029	1,490,000	1,400,908

See Notes to Schedule of Investments.	19

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Media (continued)
Virgin Media Finance PLC (United Kingdom)†(b)	5.00%	7/15/2030	$2,518,000	$2,066,159
VZ Secured Financing BV (Netherlands)†(b)	5.00%	1/15/2032	2,453,000	2,105,093
Total				27,490,600

Metal Fabricate-Hardware 0.03%
Vallourec SACA (France)†(b)	7.50%	4/15/2032	375,000	393,474

Mining 2.92%
Alcoa Nederland Holding BV (Netherlands)†(b)	7.125%	3/15/2031	1,062,000	1,111,178
Anglo American Capital PLC (United Kingdom)†(b)	5.75%	4/5/2034	1,083,000	1,115,053
Aris Mining Corp. (Canada)†(b)	8.00%	10/31/2029	1,456,000	1,509,231
Capstone Copper Corp. (Canada)†(b)	6.75%	3/31/2033	1,737,000	1,727,176
First Quantum Minerals Ltd. (Canada)†(b)	6.375%	2/15/2036	1,364,000	1,313,241
First Quantum Minerals Ltd. (Canada)†(b)	7.25%	2/15/2034	1,105,000	1,125,832
First Quantum Minerals Ltd. (Canada)†(b)	8.00%	3/1/2033	1,229,000	1,282,588
First Quantum Minerals Ltd. (Canada)†(b)	8.625%	6/1/2031	2,292,000	2,379,311
Fortescue Treasury Pty. Ltd. (Australia)†(b)	4.375%	4/1/2031	682,000	644,998
Fortescue Treasury Pty. Ltd. (Australia)†(b)	6.125%	4/15/2032	1,345,000	1,375,569
Freeport Indonesia PT (Indonesia)(b)(g)	6.20%	4/14/2052	1,115,000	1,081,516
Freeport-McMoRan, Inc.	5.40%	11/14/2034	1,782,000	1,809,142
Glencore Funding LLC†	5.673%	4/1/2035	878,000	897,317
Ivanhoe Mines Ltd. (Canada)†(b)	7.875%	1/23/2030	1,111,000	1,123,911
Kaiser Aluminum Corp.†	4.50%	6/1/2031	1,528,000	1,445,002
Kinross Gold Corp. (Canada)(b)	6.25%	7/15/2033	1,873,000	1,998,802
Minera Mexico SA de CV (Mexico)†(b)	5.625%	2/12/2032	2,352,000	2,381,870
Minsur SA (Peru)(b)(g)	4.50%	10/28/2031	600,000	564,959
Navoi Mining & Metallurgical Combinat (Uzbekistan)†(b)	6.75%	5/14/2030	1,862,000	1,919,510
Navoi Mining & Metallurgical Combinat (Uzbekistan)(b)	6.95%	10/17/2031	225,000	235,511
Nexa Resources SA (Brazil)†(b)(g)	6.60%	4/8/2037	1,644,000	1,706,583
Nickel Industries Ltd. (Australia)(b)	9.00%	9/30/2030	1,358,000	1,361,147
Novelis Corp.†	4.75%	1/30/2030	1,196,000	1,132,328
Novelis Corp.†	6.875%	1/30/2030	1,719,000	1,735,246
Windfall Mining Group, Inc./Groupe Minier Windfall, Inc. (Canada)†(b)	5.854%	5/13/2032	1,093,000	1,111,779
Total				34,088,800

20	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2026

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Miscellaneous Manufacturing 0.11%
Axon Enterprise, Inc.†	6.25%		3/15/2033		$314,000	$320,779
Entegris, Inc.†	4.75%		4/15/2029		1,024,000	1,012,937
Total						1,333,716

Office/Business Equipment 0.14%
Zebra Technologies Corp.†	6.50%		6/1/2032		1,613,000	1,625,285

Oil & Gas 5.82%
Aethon United BR LP/Aethon United Finance Corp.†	7.50%		10/1/2029		708,000	738,833
APA Corp.	4.25%		1/15/2030		1,119,000	1,101,672
APA Corp.	6.10%		2/15/2035		1,153,000	1,184,558
APA Corp.	6.75%		2/15/2055		1,754,000	1,759,483
Borr IHC Ltd./Borr Finance LLC†	10.00%		11/15/2028		1,778,171	1,824,948
Borr IHC Ltd./Borr Finance LLC†	10.375%		11/15/2030		716,010	727,387
BP Capital Markets PLC (United Kingdom)(b)	6.45% (5 yr. CMT + 2.15%	)#	–	(f)	1,057,000	1,099,501
Caturus Energy LLC†	8.50%		2/15/2030		1,114,000	1,156,705
CITGO Petroleum Corp.†	8.375%		1/15/2029		1,426,000	1,473,442
Comstock Resources, Inc.†	5.875%		1/15/2030		1,183,000	1,146,161
Comstock Resources, Inc.†	6.75%		3/1/2029		872,000	862,452
Crescent Energy Finance LLC†	7.375%		1/15/2033		2,475,000	2,476,223
DBR Land Holdings LLC†	6.25%		12/1/2030		1,171,000	1,186,364
Ecopetrol SA (Colombia)(b)	4.625%		11/2/2031		1,294,000	1,150,825
Ecopetrol SA (Colombia)(b)	5.875%		5/28/2045		4,692,000	3,458,241
Global Marine, Inc.	7.00%		6/1/2028		214,000	216,182
HF Sinclair Corp.	5.50%		9/1/2032		1,146,000	1,149,066
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.875%		5/15/2034		2,431,000	2,379,876
Hilcorp Energy I LP/Hilcorp Finance Co.†	7.25%		2/15/2035		1,806,000	1,801,890
Kraken Oil & Gas Partners LLC†	7.625%		8/15/2029		1,418,000	1,448,846
Matador Resources Co.†	6.00%		4/15/2034		728,000	723,841
Matador Resources Co.†	6.50%		4/15/2032		1,172,000	1,185,619
MC Brazil Downstream Trading SARL (Luxembourg)†(b)(g)	7.25%		6/30/2031		1,323,912	1,194,182
Occidental Petroleum Corp.(g)	5.375%		1/1/2032		615,000	624,580
Occidental Petroleum Corp.(g)	5.55%		10/1/2034		1,052,000	1,070,548
Occidental Petroleum Corp.	6.60%		3/15/2046		2,213,000	2,293,806
Occidental Petroleum Corp.	7.50%		5/1/2031		1,013,000	1,127,958
Occidental Petroleum Corp.	8.875%		7/15/2030		1,000,000	1,138,827

See Notes to Schedule of Investments.	21

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2026

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Oil & Gas (continued)
ORLEN SA (Poland)†(b)	6.00%		1/30/2035		$993,000	$1,013,570
Ovintiv, Inc.	6.50%		2/1/2038		1,147,000	1,204,234
Petroleos de Venezuela SA (Venezuela)(b)(h)	5.375%		4/12/2027		1,240,000	415,152
Petroleos de Venezuela SA (Venezuela)(b)(h)	5.375%		4/12/2027		1,390,400	465,506
Petroleos de Venezuela SA (Venezuela)(b)(h)	6.00%		11/15/2026		1,997,398	687,305
Petroleos de Venezuela SA (Venezuela)(b)(h)	6.00%		5/16/2049		6,001,462	2,065,703
Petroleos Mexicanos (Mexico)(b)	6.75%		9/21/2047		2,810,000	2,244,474
Petroleos Mexicanos (Mexico)(b)	10.00%		2/7/2033		3,545,000	4,041,105
Repsol E&P Capital Markets U.S. LLC†	5.976%		9/16/2035		611,000	622,232
Saturn Oil & Gas, Inc. (Canada)†(b)(g)	9.625%		6/15/2029		1,147,000	1,201,337
SM Energy Co.†	6.625%		4/15/2034		1,197,000	1,194,576
SM Energy Co.†	8.625%		11/1/2030		1,096,000	1,157,026
Suncor Energy, Inc. (Canada)(b)	7.15%		2/1/2032		1,408,000	1,560,462
Sunoco LP†	6.25%		7/1/2033		1,723,000	1,731,877
TGNR Intermediate Holdings LLC†	5.50%		10/15/2029		434,000	424,676
Thaioil Treasury Center Co. Ltd. (Thailand)†(b)	6.10% (5 yr. CMT + 2.38%	)#	–	(f)	1,194,000	1,152,626
Transocean International Ltd.	6.80%		3/15/2038		1,507,000	1,448,819
Transocean International Ltd.†	7.875%		10/15/2032		1,168,000	1,248,814
Transocean International Ltd.†	8.50%		5/15/2031		1,967,000	2,064,195
Vermilion Energy, Inc. (Canada)†(b)	6.875%		5/1/2030		1,169,000	1,183,422
Vermilion Energy, Inc. (Canada)†(b)	7.25%		2/15/2033		912,000	920,577
Viper Energy Partners LLC	5.70%		8/1/2035		991,000	999,329
YPF SA (Argentina)(b)(g)	8.25%		1/17/2034		1,166,000	1,190,649
Total						67,939,682

Oil & Gas Services 1.04%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.	5.00%		6/15/2036		694,000	681,640
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.	5.85%		6/15/2056		1,157,000	1,132,962
Enerflex, Inc.†	6.875%		1/15/2031		1,061,000	1,083,997
Oceaneering International, Inc.	6.00%		2/1/2028		1,740,000	1,748,181
SESI LLC†	7.875%		9/30/2030		1,771,000	1,807,159
Star Holding LLC†	8.75%		8/1/2031		706,000	717,144
USA Compression Partners LP/USA Compression Finance Corp.†	6.25%		10/1/2033		1,155,000	1,153,250
USA Compression Partners LP/USA Compression Finance Corp.†	7.125%		3/15/2029		700,000	716,636
WBI Operating LLC†	6.50%		10/15/2033		1,344,000	1,334,666

22	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Oil & Gas Services (continued)
Weatherford International Ltd.†	6.75%		10/15/2033	$1,756,000	$1,795,368
Total					12,171,003

Packaging & Containers 1.04%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC†	6.25%		1/30/2031	1,166,000	1,156,926
Ball Corp.	5.50%		9/15/2033	1,166,000	1,167,783
Canpack SA/Canpack U.S. LLC (Poland)†(b)	3.875%		11/15/2029	1,430,000	1,343,601
Clydesdale Acquisition Holdings, Inc.†	6.75%		4/15/2032	1,294,000	1,225,850
Clydesdale Acquisition Holdings, Inc.†	8.75%		4/15/2030	1,141,000	1,065,641
LABL, Inc.†(g)(h)	5.875%		11/1/2028	1,275,000	618,375
LABL, Inc.†(h)	8.625%		10/1/2031	1,288,000	644,000
Mauser Packaging Solutions Holding Co.†	7.875%		4/15/2030	1,312,000	1,312,938
Mauser Packaging Solutions Holding Co.†	9.25%		4/15/2030	1,131,000	1,051,805
Sealed Air Corp.†	6.875%		7/15/2033	1,060,000	1,013,646
Trivium Packaging Finance BV (Netherlands)†(b)	8.25%		7/15/2030	1,424,000	1,491,003
Total					12,091,568

Pharmaceuticals 0.80%
1261229 BC Ltd. (Canada)†(b)	10.00%		4/15/2032	3,024,000	3,098,660
Bausch Health Cos., Inc. (Canada)†(b)	11.00%		9/30/2028	1,090,000	1,112,877
CVS Health Corp.	4.78%		3/25/2038	1,255,000	1,157,207
CVS Health Corp.	5.25%		2/21/2033	1,147,000	1,160,612
CVS Health Corp.	5.70%		6/1/2034	1,123,000	1,154,466
CVS Health Corp.	7.00% (5 yr. CMT + 2.89%	)#	3/10/2055	1,648,000	1,699,530
Total					9,383,352

Pipelines 3.43%
AL Candelaria -spain- SA (Spain)†(b)	5.75%		6/15/2033	1,646,000	1,452,718
AL Candelaria -spain- SA (Spain)(b)	5.75%		6/15/2033	1,012,000	893,166
AL Candelaria -spain- SA (Spain)(b)	5.75%		6/15/2033	251,000	221,526
Blue Racer Midstream LLC/Blue Racer Finance Corp.†	7.25%		7/15/2032	1,101,000	1,144,432
Boardwalk Pipelines LP	5.375%		2/15/2036	837,000	823,986
Boardwalk Pipelines LP	5.625%		8/1/2034	1,123,000	1,151,250
Buckeye Partners LP†	6.75%		2/1/2030	1,699,000	1,754,347
Colonial Enterprises, Inc.†	3.25%		5/15/2030	1,241,000	1,162,584
CQP Holdco LP/BIP-V Chinook Holdco LLC†	5.50%		6/15/2031	1,161,000	1,132,791
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	8.625%		3/15/2029	1,482,000	1,534,254

See Notes to Schedule of Investments.	23

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2026

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Pipelines (continued)
DT Midstream, Inc.†	4.30%		4/15/2032		$1,293,000	$1,234,110
Florida Gas Transmission Co. LLC†	5.75%		7/15/2035		892,000	915,627
Genesis Energy LP/Genesis Energy Finance Corp.	6.75%		3/15/2034		1,550,000	1,543,739
Genesis Energy LP/Genesis Energy Finance Corp.	7.875%		5/15/2032		1,083,000	1,114,483
Global Partners LP/GLP Finance Corp.†	7.125%		7/1/2033		1,136,000	1,145,989
Gulfstream Natural Gas System LLC†	5.60%		7/23/2035		659,000	668,287
NGPL PipeCo LLC†	3.25%		7/15/2031		1,530,000	1,407,456
ONEOK, Inc.	6.05%		9/1/2033		1,090,000	1,143,331
ONEOK, Inc.†	6.50%		9/1/2030		1,057,000	1,119,246
Sabal Trail Transmission LLC†	4.246%		5/1/2028		1,125,000	1,111,840
South Bow Canadian Infrastructure Holdings Ltd. (Canada)(b)	7.50% (5 yr. CMT + 3.67%	)#	3/1/2055		1,132,000	1,179,356
South Bow USA Infrastructure Holdings LLC	5.584%		10/1/2034		1,125,000	1,117,888
Transcontinental Gas Pipe Line Co. LLC†	5.10%		3/15/2036		1,169,000	1,159,128
Venture Global LNG, Inc.†	9.00% (5 yr. CMT + 5.44%	)#	–	(f)	982,000	978,888
Venture Global LNG, Inc.†	9.50%		2/1/2029		4,324,000	4,677,701
Venture Global Plaquemines LNG LLC†	6.50%		1/15/2034		2,161,000	2,254,094
Venture Global Plaquemines LNG LLC†	6.75%		1/15/2036		556,000	589,250
Western Midstream Operating LP	4.05%		2/1/2030		1,896,000	1,841,767
Western Midstream Operating LP	6.35%		1/15/2029		1,053,000	1,096,766
Whistler Pipeline LLC†	5.95%		9/30/2034		2,360,000	2,419,095
Total						39,989,095

Real Estate 0.43%
Corp. Inmobiliaria Vesta SAB de CV (Mexico)†(b)	5.50%		1/30/2033		937,000	907,719
Howard Hughes Corp.†	5.875%		3/1/2032		1,181,000	1,137,670
Hunt Cos., Inc.†	5.25%		4/15/2029		1,435,000	1,347,596
Newmark Group, Inc.	7.50%		1/12/2029		1,565,000	1,641,615
Total						5,034,600

REITS 2.81%
American Assets Trust LP	6.15%		10/1/2034		1,715,000	1,701,812
Brandywine Operating Partnership LP	4.55%		10/1/2029		1,968,000	1,796,641
Brandywine Operating Partnership LP	8.875%		4/12/2029		470,000	477,584
CFE Fibra E (Mexico)†(b)	5.875%		9/23/2040		1,075,507	1,047,339

24	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
REITS (continued)
Cousins Properties LP	5.875%	10/1/2034		$1,929,000	$1,954,602
First Industrial LP	5.25%	1/15/2031		898,000	907,840
GLP Capital LP/GLP Financing II, Inc.	4.00%	1/15/2030		1,272,000	1,221,617
GLP Capital LP/GLP Financing II, Inc.	4.00%	1/15/2031		1,278,000	1,212,401
GLP Capital LP/GLP Financing II, Inc.	5.75%	6/1/2028		1,000,000	1,015,848
Goodman U.S. Finance Five LLC†	4.625%	5/4/2032		1,345,000	1,323,815
Iron Mountain, Inc.†	4.50%	2/15/2031		3,572,000	3,356,047
Iron Mountain, Inc.†	6.25%	1/15/2033		1,223,000	1,220,068
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.	5.50%	8/1/2030		1,108,000	1,110,791
Millrose Properties, Inc.†	6.25%	9/15/2032		936,000	920,025
Millrose Properties, Inc.†	6.375%	8/1/2030		1,141,000	1,141,415
Phillips Edison Grocery Center Operating Partnership I LP	4.95%	1/15/2035		766,000	743,440
Phillips Edison Grocery Center Operating Partnership I LP	5.75%	7/15/2034		868,000	892,133
Piedmont Operating Partnership LP	5.625%	1/15/2033		718,000	698,117
Piedmont Operating Partnership LP	9.25%	7/20/2028		1,078,000	1,177,351
Rayonier LP	2.75%	5/17/2031		2,532,000	2,276,992
RHP Hotel Properties LP/RHP Finance Corp.†	5.75%	3/15/2034		1,206,000	1,191,098
RHP Hotel Properties LP/RHP Finance Corp.†	6.50%	6/15/2033		805,000	820,284
Starwood Property Trust, Inc.†	6.50%	10/15/2030		2,186,000	2,218,471
Vornado Realty LP	3.40%	6/1/2031		1,300,000	1,158,411
Vornado Realty LP	5.75%	2/1/2033		1,166,000	1,144,106
Total					32,728,248

Retail 1.62%
1011778 BC ULC/New Red Finance, Inc. (Canada)†(b)	6.125%	6/15/2029		1,098,000	1,116,370
Advance Auto Parts, Inc.†(g)	7.375%	8/1/2033		1,941,000	1,967,524
Dick’s Sporting Goods, Inc.	4.10%	1/15/2052		1,524,000	1,080,421
Global Auto Holdings Ltd./AAG FH U.K. Ltd. (United Kingdom)†(b)	8.375%	1/15/2029		1,297,000	1,185,957
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.†	7.00%	8/15/2028		185,000	90,650
LBM Acquisition LLC†	9.50%	6/15/2031		2,391,000	2,084,227
Michaels Cos., Inc.†	8.50%	3/15/2033		1,746,000	1,701,563
Park River Holdings, Inc.†	8.00%	3/15/2031		2,289,000	2,280,169
PetSmart LLC/PetSmart Finance Corp.†	7.50%	9/15/2032		1,190,000	1,196,682
Punch Finance PLC†	7.875%	12/30/2030	GBP	1,055,000	1,392,479
QXO Building Products, Inc.†	6.75%	4/30/2032		$1,676,000	1,710,971

See Notes to Schedule of Investments.	25

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Retail (continued)
Staples, Inc.†	10.75%	9/1/2029		$651,000	$602,559
Stonegate Pub Co. Financing PLC	10.75%	7/31/2029	GBP	851,000	1,119,976
Tiffany & Co.	4.90%	10/1/2044		$1,466,000	1,337,689
Total					18,867,237

Savings & Loans 0.00%
Washington Mutual Bank/Debt not acquired by JPMorgan(h)	6.875%	6/15/2011		1,250,000	–	(e)

Semiconductors 0.85%
Foundry JV Holdco LLC†	5.50%	1/25/2031		1,936,000	1,978,028
Foundry JV Holdco LLC†	6.25%	1/25/2035		1,463,000	1,533,847
Foundry JV Holdco LLC†	6.40%	1/25/2038		1,427,000	1,489,315
Marvell Technology, Inc.	5.95%	9/15/2033		1,107,000	1,171,990
Micron Technology, Inc.	5.30%	1/15/2031		665,000	696,293
Qorvo, Inc.†	3.375%	4/1/2031		1,324,000	1,198,401
Qorvo, Inc.	4.375%	10/15/2029		1,083,000	1,060,421
SK Hynix, Inc. (South Korea)(b)	6.50%	1/17/2033		690,000	751,247
Total					9,879,542

Shipbuilding 0.21%
Huntington Ingalls Industries, Inc.	4.20%	5/1/2030		1,157,000	1,135,575
Huntington Ingalls Industries, Inc.	5.353%	1/15/2030		390,000	397,704
Huntington Ingalls Industries, Inc.	5.749%	1/15/2035		904,000	937,030
Total					2,470,309

Software 0.79%
CoreWeave, Inc.†	9.00%	2/1/2031		1,241,000	1,182,386
OAK-Eagle Acquireco, Inc.†(d)	7.25%	7/1/2033		1,056,000	1,094,802
OAK-Eagle Acquireco, Inc.†(d)	8.75%	7/1/2034		1,042,000	1,091,544
Oracle Corp.	5.20%	9/26/2035		3,643,000	3,418,953
Oracle Corp.	6.70%	2/4/2056		1,352,000	1,255,774
ROBLOX Corp.†	3.875%	5/1/2030		1,228,000	1,154,741
Total					9,198,200

Telecommunications 3.71%
Altice France SA (France)†(b)	6.50%	4/15/2032		1,797,949	1,705,164
Altice France SA (France)†(b)	6.875%	10/15/2030		2,182,927	2,090,029
Altice France SA (France)†(b)	6.875%	7/15/2032		1,346,799	1,277,349
Altice France SA (France)†(b)	9.50%	11/1/2029		1,121,861	1,134,438
APLD ComputeCo 2 LLC†	6.75%	3/15/2031		802,000	796,658
APLD ComputeCo LLC†	9.25%	12/15/2030		1,121,000	1,155,978

26	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Telecommunications (continued)
Black Pearl Compute LLC†	6.125%	2/15/2031	$1,303,000	$1,327,818
Cipher Compute LLC†	7.125%	11/15/2030	2,080,000	2,157,540
Digicel International Finance Ltd./Difl U.S. LLC (Jamaica)†(b)	8.625%	8/1/2032	1,146,000	1,166,944
EchoStar Corp.	6.75%	11/30/2030	3,753,369	3,794,686
Fibercop SpA (Italy)†(b)	6.00%	9/30/2034	1,147,000	1,093,993
Flash Compute LLC†	7.25%	12/31/2030	1,574,000	1,586,657
Hughes Satellite Systems Corp.	5.25%	8/1/2026	844,000	751,202
Hughes Satellite Systems Corp.	6.625%	8/1/2026	1,504,000	1,133,099
Level 3 Financing, Inc.†	3.625%	1/15/2029	3,161,000	2,971,340
Level 3 Financing, Inc.†	3.75%	7/15/2029	980,000	912,625
Level 3 Financing, Inc.†	4.25%	7/1/2028	661,000	641,093
Level 3 Financing, Inc.†	8.50%	1/15/2036	2,309,779	2,412,245
Lumen Technologies, Inc.†	4.50%	1/15/2029	1,997,000	1,881,033
Lumen Technologies, Inc.†	5.375%	6/15/2029	1,292,000	1,225,123
Lumen Technologies, Inc.	7.60%	9/15/2039	634,000	592,090
Lumen Technologies, Inc.	7.65%	3/15/2042	751,000	689,936
SV RNO Property Owner 1 LLC†	5.875%	3/1/2031	1,206,000	1,192,840
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC†	8.625%	6/15/2032	2,336,000	2,380,853
Vmed O2 U.K. Financing I PLC (United Kingdom)†(b)	4.25%	1/31/2031	2,598,000	2,233,537
Vmed O2 U.K. Financing I PLC (United Kingdom)†(b)	4.75%	7/15/2031	1,253,000	1,079,373
WULF Compute LLC†	7.75%	10/15/2030	2,271,000	2,401,162
Zegona Finance PLC (United Kingdom)†(b)	8.625%	7/15/2029	1,455,000	1,528,606
Total				43,313,411

Transportation 0.77%
Danaos Corp. (Marshall Islands)†(b)	6.875%	10/15/2032	1,161,000	1,180,683
Fedex Freight Holding Co., Inc.†	4.95%	3/15/2033	933,000	910,296
GXO Logistics, Inc.	2.65%	7/15/2031	1,389,000	1,237,630
GXO Logistics, Inc.	6.25%	5/6/2029	1,090,000	1,130,846
Rand Parent LLC†	8.50%	2/15/2030	2,076,000	2,132,685
Watco Cos. LLC/Watco Finance Corp.†	7.125%	8/1/2032	1,348,000	1,385,737
XPO, Inc.†	7.125%	2/1/2032	961,000	991,859
Total				8,969,736

Trucking & Leasing 0.29%
FTAI Aviation Investors LLC†	5.875%	4/15/2033	2,335,000	2,287,362
FTAI Aviation Investors LLC†	7.00%	5/1/2031	1,092,000	1,120,234
Total				3,407,596

See Notes to Schedule of Investments.	27

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Water 0.23%
Aegea Finance SARL (Luxembourg)(b)	9.00%		1/20/2031	$1,628,000	$1,586,877
Sabesp Lux SARL (Luxembourg)†(b)	5.625%		8/20/2030	1,136,000	1,121,934
Total					2,708,811
Total Corporate Bonds (cost $831,056,366)					824,175,917

FLOATING RATE LOANS(j) 2.45%

Advertising 0.10%
CMG Media Corp. 2024 Term Loan	7.30% (3 mo. USD Term SOFR + 3.50%	)	6/18/2029	1,216,711	1,144,925

Aerospace & Defense 0.56%
Alloy Finco Ltd. USD Holdco PIK Term Loan 13.50% (Jersey)(b)	0.50%		3/6/2028	1,924,219	6,568,802

Auto Parts & Equipment 0.00%
First Brands Group LLC 2021 Term Loan	10.782% (1 mo. USD Term SOFR + 7.11%	)	3/30/2027	559,269	1,905
First Brands Group LLC 2022 Incremental Term Loan	8.668% (1 mo. USD Term SOFR + 5.00%	)	3/30/2027	136,284	464
First Brands Group LLC 2025 DIP Term Loan	13.671% (1 mo. USD Term SOFR + 10.00%	)	6/29/2026	1,382	337
Total					2,706

Building Materials 0.04%
ACProducts, Inc. 2021 Term Loan B	8.211% (3 mo. USD Term SOFR + 4.25%	)	5/17/2028	602,617	484,166

Chemicals 0.32%
Chemours Co. 2025 USD Term Loan B	7.168% (1 mo. USD Term SOFR + 3.50%	)	10/15/2032	1,166,078	1,158,970
INEOS Quattro Holdings U.K. Ltd. 2023 USD 1st Lien Term Loan B (United Kingdom)(b)	8.018% (1 mo. USD Term SOFR + 4.25%	)	4/2/2029	2,305,768	1,815,793
Ineos U.S. Finance LLC 2023 USD Term Loan B	–	(k)	2/18/2030	824,940	723,370
Total					3,698,133

28	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Commercial Services 0.11%
Crash Champions LLC 2024 Term Loan B	8.423% (3 mo. USD Term SOFR + 4.75%	)	2/23/2029		$2,669	$2,328
Spin Holdco, Inc. 2026 First Lien First Out Term Loan	9.101% (3 mo. USD Term SOFR + 5.43%	)	9/4/2030		210,701	215,487
Spin Holdco, Inc. 2026 First Lien Second Out Term Loan	7.933% (3 mo. USD Term SOFR + 4.00%	)	9/4/2030		1,337,953	1,056,983
Total						1,274,798

Containers & Packaging 0.17%
LABL, Inc. 2026 USD Interim New Money DIP Term Loan	10.383% (3 mo. USD Term SOFR + 6.75%	)	12/2/2026		142,140	142,436
Proampac PG Borrower LLC 2026 USD Term Loan B	7.782% (1 mo. USD Term SOFR + 4.00%	)	3/7/2033		1,884,811	1,824,969
Total						1,967,405

Diversified Capital Goods 0.08%
Tank Holding Corp. 2022 Term Loan	9.518% (1 mo. USD Term SOFR + 5.75%	)	3/31/2028		1,011,299	908,278
Electric: Generation 0.01%
Frontera Generation Holdings LLC 2021 2nd Lien Term Loan	5.461% (3 mo. USD Term SOFR + 1.50%	)	7/28/2028		129,376	126,788

Food 0.13%
Bellis Acquisition Co. PLC 2024 EUR Term Loan B	6.079% (6 mo. EURIBOR + 4.00%	)	5/14/2031	EUR	1,473,077	1,523,060

Health Care Products 0.10%
Hologic, Inc. 2026 USD 2nd Lien Term Loan	–	(k)	4/10/2034		$1,180,000	1,168,200	(l)

Leisure Time 0.06%
City Football Group Ltd. 2024 Term Loan (United Kingdom)(b)	7.282% (1 mo. USD Term SOFR + 3.50%	)	7/22/2030		704,453	703,794

Media 0.34%
Sinclair Television Group, Inc. 2025 Term Loan B6	7.082% (1 mo. USD Term SOFR + 3.30%	)	12/31/2029		2,682,143	2,417,295

See Notes to Schedule of Investments.	29

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Media (continued)
Sinclair Television Group, Inc. 2025 Term Loan B7	7.868% (1 mo. USD Term SOFR + 4.10%	)	12/31/2030	$1,473,941	$1,326,547
Virgin Media Bristol LLC 2023 USD Term Loan Y	7.052% (6 mo. USD Term SOFR + 3.18%	)	3/31/2031	297,172	272,068
Total					4,015,910

Oil & Gas Services 0.04%
Star Holding LLC 2024 1st Lien Term Loan B	8.168% (1 mo. USD Term SOFR + 4.50%	)	7/31/2031	454,007	449,353

Personal & Household Products 0.00%
FGI Operating Co. LLC Exit Term Loan	–	(k)	12/31/2026	68,047	–	(l)

Pharmaceuticals 0.10%
Bausch Health Cos., Inc. 2025 Term Loan B (Canada)(b)	9.918% (1 mo. USD Term SOFR + 6.25%	)	10/8/2030	1,209,952	1,170,961

Retail 0.03%
Sweetwater Borrower LLC 2026 Term Loan B	7.668% (1 mo. USD Term SOFR + 4.00%	)	2/17/2033	420,000	420,790

Software 0.11%
Boxer Parent Co., Inc. 2025 USD Term Loan B	6.673% (3 mo. USD Term SOFR + 3.00%	)	7/30/2031	1,332,659	1,239,233

Transportation 0.06%
Forward Air Corp. Term Loan B	8.167% (3 mo. USD Term SOFR + 4.50%	)	12/19/2030	685,000	668,560

Utilities 0.09%
Astoria Energy LLC 2025 Term Loan B	5.918% - 5.95% (1 mo. USD Term SOFR + 2.25% (3 mo. USD Term SOFR + 2.25%	) )	6/23/2032	1,035,730	1,038,889
Total Floating Rate Loans (cost $24,488,377)					28,574,751

30	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
FOREIGN GOVERNMENT OBLIGATIONS 7.32%

Angola 0.29%
Angola Government International Bonds(b)	8.75%		4/14/2032		$1,324,000	$1,287,349
Angola Government International Bonds(b)	9.244%		1/15/2031		2,035,000	2,061,939
Total						3,349,288

Argentina 0.93%
Argentina Republic Government International Bonds(b)	0.75%	(m)	7/9/2030		5,558,966	4,661,193
Provincia de Buenos Aires/Government Bonds(b)	6.625%	(m)	9/1/2037		127,997	96,798
Provincia de Buenos Aires/Government Bonds(b)	6.625%	(m)	9/1/2037		1,365,305	1,032,512
Provincia de Cordoba(b)	6.875%	(m)	2/1/2029		934,287	908,594
Provincia de Cordoba†(b)	8.60%		2/3/2035		1,394,000	1,333,013
Provincia de Cordoba†(b)	9.75%		7/2/2032		1,626,000	1,665,674
Provincia de Entre Rios Argentina†(b)	9.55%		3/4/2033		1,158,000	1,123,260
Total						10,821,044

Benin 0.10%
Benin Government International Bonds†(b)	7.96%		2/13/2038		1,171,000	1,151,052

Bolivia 0.11%
Bolivia Government International Bonds(b)(g)	4.50%		3/20/2028		1,323,400	1,240,700

Brazil 0.99%
Brazil Letras do Tesouro Nacional	Zero Coupon		4/1/2027	BRL	30,424,000	5,163,282
Brazil Notas do Tesouro Nacional	10.00%		1/1/2031	BRL	37,765,000	6,373,689
Total						11,536,971

Cameroon 0.14%
Republic of Cameroon International Bonds(b)	9.50%		7/31/2031		$1,644,000	1,603,378

Colombia 0.24%
Colombia Government International Bonds(b)	7.50%		2/2/2034		1,679,000	1,720,354
Colombia Government International Bonds(b)	7.75%		11/7/2036		1,119,000	1,145,800
Total						2,866,154

Costa Rica 0.10%
Costa Rica Government International Bonds(b)	7.30%		11/13/2054		1,076,000	1,164,270

Dominican Republic 0.40%
Dominican Republic International Bonds(b)	6.00%		2/22/2033		2,302,000	2,249,514
Dominican Republic International Bonds	10.50%		3/15/2037	DOP	19,500,000	334,376

See Notes to Schedule of Investments.	31

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Dominican Republic (continued)
Dominican Republic International Bonds	10.50%		3/15/2037	DOP	103,700,000	$1,835,255
Dominican Republic International Bonds	10.75%		6/1/2036	DOP	11,500,000	208,638
Total						4,627,783

Ecuador 0.42%
Ecuador Government International Bonds†(b)	8.75%		1/29/2034		$2,477,000	2,433,652
Ecuador Government International Bonds†(b)	9.25%		1/29/2039		2,468,000	2,424,810
Total						4,858,462

El Salvador 0.57%
El Salvador Government International Bonds†(b)	0.25%		4/17/2030		1,385,000	51,745
El Salvador Government International Bonds(b)	8.625%		2/28/2029		2,644,000	2,760,309
El Salvador Government International Bonds†(b)	9.25%		4/17/2030		2,518,000	2,622,346
El Salvador Government International Bonds†(b)	9.65%		11/21/2054		1,144,000	1,216,301
Total						6,650,701

Ghana 0.33%
Ghana Government International Bonds(b)	5.00%	(m)	7/3/2035		4,512,818	3,860,386

Honduras 0.11%
Honduras Government International Bonds(b)	5.625%		6/24/2030		1,293,000	1,284,595

Mexico 0.75%
Mexico Bonos	7.75%		5/29/2031	MXN	165,600,000	8,811,713

Montenegro 0.08%
Montenegro Government International Bonds†(b)	7.25%		3/12/2031		$923,000	961,830

Nigeria 0.20%
Nigeria Government International Bonds(b)	8.631%		1/13/2036		2,265,000	2,361,561

Panama 0.18%
Panama Government International Bonds(b)	6.40%		2/14/2035		2,044,000	2,126,414

Romania 0.22%
Romania Government International Bonds(b)	5.75%		3/24/2035		1,194,000	1,131,639
Romania Government International Bonds†(b)	6.625%		5/16/2036		1,396,000	1,388,475
Total						2,520,114

32	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Suriname 0.16%
Suriname Government International Bonds†(b)	8.50%		11/6/2035	$1,860,000	$1,919,250

Trinidad And Tobago 0.10%
Trinidad & Tobago Government International Bonds†(b)	6.40%		6/26/2034	1,161,000	1,159,259

Turkey 0.10%
Istanbul Metropolitan Municipality†(b)	10.50%		12/6/2028	1,074,000	1,149,867

Ukraine 0.12%
Ukraine Government International Bonds(b)	3.00%	(m)	2/1/2035	3,026,664	1,412,733

Uzbekistan 0.12%
Republic of Uzbekistan International Bonds†(b)	6.947%		5/25/2032	1,387,000	1,454,249

Venezuela 0.37%
Venezuela Government International Bonds(b)(h)	9.00%		5/7/2023	3,091,600	1,398,949
Venezuela Government International Bonds(b)(h)	11.75%		10/21/2026	4,478,300	2,317,520
Venezuela Government International Bonds(b)(h)	12.75%		8/23/2022	1,093,200	554,799
Total					4,271,268

Zambia 0.19%
Zambia Government International Bonds(b)	5.75%	(m)	6/30/2033	2,357,338	2,213,915
Total Foreign Government Obligations (cost $80,887,374)					85,376,957

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 13.72%
Government National Mortgage Association(n)	4.50%		TBA	4,385,000	4,235,444
Government National Mortgage Association(n)	5.00%		TBA	8,308,000	8,223,307
Government National Mortgage Association(n)	5.50%		TBA	5,710,000	5,741,396
Government National Mortgage Association(n)	6.00%		TBA	5,100,000	5,182,900
Uniform Mortgage-Backed Security(n)	2.50%		TBA	28,157,000	23,666,179
Uniform Mortgage-Backed Security(n)	4.50%		TBA	8,459,000	8,393,984
Uniform Mortgage-Backed Security(n)	5.00%		TBA	51,445,000	50,998,464
Uniform Mortgage-Backed Security(n)	5.50%		TBA	29,596,000	29,753,362
Uniform Mortgage-Backed Security(n)	6.00%		TBA	9,828,000	10,006,822
Uniform Mortgage-Backed Security(n)	6.50%		TBA	7,063,000	7,301,458
Uniform Mortgage-Backed Security(n)	7.00%		TBA	6,250,000	6,575,842
Total Government Sponsored Enterprises Pass-Throughs (cost $160,395,894)					160,079,158

See Notes to Schedule of Investments.	33

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2026

Investments	Interest Rate		Maturity Date	Shares	Fair Value
INVESTMENTS IN UNDERLYING FUNDS 1.46%
Lord Abbett Private Credit Fund(o)(p)(q) (cost $17,206,796)				684,740	$17,050,029

				Principal Amount‡

MUNICIPAL BONDS 0.56%

Corporate-Backed 0.10%
Mobile County Industrial Development Authority - AM/NS Calvert LLC AL AMT	4.75%		12/1/2054	$1,205,000	1,107,784

Lease Obligation 0.10%
Maryland Stadium Authority - State of Maryland	5.578%		6/15/2055	1,110,000	1,096,716

Miscellaneous 0.16%
Dallas Convention Center Hotel Development Corp. TX	7.088%		1/1/2042	1,185,000	1,315,724
New York City Industrial Development Agency NY†	11.00%		3/1/2029	535,000	588,525
Total					1,904,249

Tax Revenue 0.09%
Memphis-Shelby County Industrial Development Board Tax Allocation TN(h)	7.00%		7/1/2045	1,415,000	1,069,235

Transportation 0.11%
Public Finance Authority - SR 400 Peach Partners LLC WI AMT	5.75%		12/31/2065	1,300,000	1,327,793
Total Municipal Bonds (cost $6,918,540)					6,505,777

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 4.38%
BAHA Trust Series 2024-MAR Class B†	6.385%	#(r)	12/10/2041	1,570,000	1,620,512
BX Commercial Mortgage Trust Series 2019-IMC Class A†	4.719% (1 mo. USD Term SOFR + 1.05%	)#	4/15/2034	1,737,914	1,729,518
BX Commercial Mortgage Trust Series 2024-SLCT Class B†	5.465% (1 mo. USD Term SOFR + 1.79%	)#	1/15/2042	860,000	855,532
BX Commercial Mortgage Trust Series 2026-CSMO Class D†	6.123% (1 mo. USD Term SOFR + 2.45%	)#	2/15/2043	1,650,000	1,656,696
BX Trust Series 2024-VLT4 Class A†	5.164% (1 mo. USD Term SOFR + 1.49%	)#	6/15/2041	1,100,000	1,094,488
BX Trust Series 2025-ARIA Class C†	5.517%	#(r)	12/13/2042	380,000	379,269

34	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BX Trust Series 2025-ROIC Class E†	6.614% (1 mo. USD Term SOFR + 2.94%	)#	3/15/2030	$1,395,702	$1,393,260
BX Trust Series 2025-TAIL Class E†	6.973% (1 mo. USD Term SOFR + 3.30%	)#	6/15/2035	900,000	902,586
BX Trust Series 2025-VLT6 Class B†	5.565% (1 mo. USD Term SOFR + 1.89%	)#	3/15/2042	980,000	974,443
BX Trust Series 2025-VLT7 Class E†	7.423% (1 mo. USD Term SOFR + 3.75%	)#	7/15/2044	570,000	566,290
BX Trust Series 2025-VOLT Class D†	6.423% (1 mo. USD Term SOFR + 2.75%	)#	12/15/2044	1,860,000	1,851,926
CALI Mortgage Trust Series 2019-101C Class A†	3.957%		3/10/2039	1,160,000	1,117,260
CONE Trust Series 2024-DFW1 Class B†	5.963% (1 mo. USD Term SOFR + 2.29%	)#	8/15/2041	1,130,000	1,123,636
DBC Mortgage Trust Series 2025-DBC Class C†	5.723% (1 mo. USD Term SOFR + 2.05%	)#	11/15/2042	1,290,000	1,287,919
DBC Mortgage Trust Series 2025-DBC Class D†	6.273% (1 mo. USD Term SOFR + 2.60%	)#	11/15/2042	560,000	559,364
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2020-HQA1 Class B2†	8.876% (30 day USD SOFR Average + 5.21%	)#	1/25/2050	290,000	320,857
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2020-HQA5 Class B2†	11.062% (30 day USD SOFR Average + 7.40%	)#	11/25/2050	930,000	1,137,470
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA1 Class B2†	8.412% (30 day USD SOFR Average + 4.75%	)#	1/25/2051	370,000	413,946
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA2 Class B2†	9.662% (30 day USD SOFR Average + 6.00%	)#	8/25/2033	1,025,000	1,277,328
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA3 Class B2†	9.912% (30 day USD SOFR Average + 6.25%	)#	10/25/2033	418,000	527,468
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA1 Class B2†	8.662% (30 day USD SOFR Average + 5.00%	)#	8/25/2033	500,000	588,359

See Notes to Schedule of Investments.	35

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA3 Class B2†	9.912% (30 day USD SOFR Average + 6.25%	)#	9/25/2041	$175,000	$178,239
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA4 Class B2†	10.662% (30 day USD SOFR Average + 7.00%	)#	12/25/2041	235,000	242,479
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA2 Class B2†	12.162% (30 day USD SOFR Average + 8.50%	)#	2/25/2042	565,000	595,051
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA1 Class B2†	14.662% (30 day USD SOFR Average + 11.00%	)#	3/25/2042	2,400,000	2,591,361
Federal Home Loan Mortgage Corp. STACR Trust Series 2019-DNA1 Class B2†	14.526% (30 day USD SOFR Average + 10.86%	)#	1/25/2049	1,821,000	2,233,986
Federal Home Loan Mortgage Corp. STACR Trust Series 2019-DNA3 Class B2†	11.926% (30 day USD SOFR Average + 8.26%	)#	7/25/2049	1,510,000	1,675,166
Federal Home Loan Mortgage Corp. STACR Trust Series 2019-HQA1 Class B2†	16.032% (30 day USD SOFR Average + 12.36%	)#	2/25/2049	1,420,000	1,684,711
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R02 Class 2B2†	9.862% (30 day USD SOFR Average + 6.20%	)#	11/25/2041	112,000	114,603
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R02 Class 2B2†	11.312% (30 day USD SOFR Average + 7.65%	)#	1/25/2042	240,000	250,656
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R06 Class 1B2†	14.262% (30 day USD SOFR Average + 10.60%	)#	5/25/2042	668,000	729,462
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R07 Class 1B2†	15.662% (30 day USD SOFR Average + 12.00%	)#	6/25/2042	87,000	97,605

36	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Hudson Yards Mortgage Trust Series 2025-SPRL Class D†	6.34%	#(r)	1/13/2040	$590,000	$606,298
Hudson Yards Mortgage Trust Series 2025-SPRL Class F†	7.403%	#(r)	1/13/2040	250,000	250,574
JP Morgan Chase Commercial Mortgage Securities Trust Series 2021-BOLT Class D†	11.137% (1 mo. USD Term SOFR + 6.81%	)#	8/15/2033	2,110,000	30,417
MAD Commercial Mortgage Trust Series 2025-11MD Class C†	5.255%	#(r)	10/15/2042	2,390,000	2,408,400
NY Commercial Mortgage Trust Series 2025-299P Class B†	5.928%	#(r)	2/10/2047	660,000	678,600
NYC Commercial Mortgage Trust Series 2026-1PARK Class C†	5.528% (1 mo. USD Term SOFR + 1.85%	)#	2/15/2043	380,000	379,156
NYC Commercial Mortgage Trust Series 2026-1PARK Class D†	5.978% (1 mo. USD Term SOFR + 2.30%	)#	2/15/2043	360,000	362,321
NYO Commercial Mortgage Trust Series 2021-1290 Class B†	5.332% (1 mo. USD Term SOFR + 1.66%	)#	12/15/2038	500,000	498,142
NYO Commercial Mortgage Trust Series 2021-1290 Class C†	5.783% (1 mo. USD Term SOFR + 2.11%	)#	11/15/2038	870,000	860,598
PLYM Commercial Mortgage Trust Series 2026-IND Class D†	5.823% (1 mo. USD Term SOFR + 2.15%	)#	3/15/2043	1,430,000	1,419,304
ROCK Trust Series 2024-CNTR Class B†	5.93%		11/13/2041	720,000	737,023
ROCK Trust Series 2024-CNTR Class E†	8.819%		11/13/2041	2,930,000	3,056,646
SCG Trust Series 2025-SNIP Class D†	6.273% (1 mo. USD Term SOFR + 2.60%	)#	9/15/2042	690,000	692,545
SHOW Trust Series 2022-BIZ Class A†	6.654% (1 mo. USD Term SOFR + 2.98%	)#	1/15/2027	3,850,000	2,078,276	(i)
SHRN Trust Series 2025-MF18 Class D†	5.923% (1 mo. USD Term SOFR + 2.25%	)#	10/15/2040	450,000	450,989
SHRN Trust Series 2025-MF18 Class E†	6.623% (1 mo. USD Term SOFR + 2.95%	)#	10/15/2040	500,000	500,477
SWCH Commercial Mortgage Trust Series 2025-DATA Class D†	6.314% (1 mo. USD Term SOFR + 2.64%	)#	2/15/2042	1,880,000	1,853,639

See Notes to Schedule of Investments.	37

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
TCO Commercial Mortgage Trust Series 2024-DPM Class B†	5.265% (1 mo. USD Term SOFR + 1.59%	)#	12/15/2039	$800,000	$798,135
TCO Commercial Mortgage Trust Series 2024-DPM Class C†	5.664% (1 mo. USD Term SOFR + 1.99%	)#	12/15/2039	450,000	450,193
TEXAS Commercial Mortgage Trust Series 2025-TWR Class C†	5.815% (1 mo. USD Term SOFR + 2.14%	)#	4/15/2042	710,000	706,980
Velocity Commercial Capital Loan Trust Series 2024-3 Class A†	6.65%	#(r)	6/25/2054	590,599	596,691
Total Non-Agency Commercial Mortgage-Backed Securities (cost $55,247,733)					51,186,850

	Dividend Rate			Shares

PREFERRED STOCKS 0.06%

Commercial Services & Supplies 0.00%
SVB Financial Trust Class C	Zero Coupon			156,880	10,197

Transportation Infrastructure 0.06%
ACBL Holdings Corp.	Zero Coupon			16,904	676,160
Total Preferred Stocks (cost $437,308)					686,357
Total Long-Term Investments (cost $1,274,904,956)					1,271,073,473

				Principal Amount‡

SHORT-TERM INVESTMENTS 5.36%

REPURCHASE AGREEMENTS 2.84%
Repurchase Agreement dated 3/31/2026, 3.250% due 4/1/2026 with Fixed Income Clearing Corp. collateralized by $10,225,600 of U.S. Treasury Note at 4.375% due 7/15/2027 value: $10,384,203; proceeds: $10,181,493 (cost $10,180,574)				$10,180,574	10,180,574
Repurchase Agreement dated 3/31/2026, 3.660% due 4/1/2026 with RBC Dominion Securities, Inc. collateralized by $23,589,800 of U.S. Treasury Note at 3.500% due 9/30/2027; value: $23,469,388; proceeds: $23,002,338 (cost $23,000,000)				23,000,000	23,000,000
Total Repurchase Agreements (cost $33,180,574)					33,180,574

38	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2026

Investments	Principal Amount‡	Fair Value
TIME DEPOSITS 0.25%
CitiBank N.A.(s) (cost $2,934,757)	$ 2,934,757	$2,934,757

	Shares

MONEY MARKET FUNDS 2.27%
Fidelity Government Portfolio(s) (cost $26,412,809)	26,412,809	26,412,809
Total Short-Term Investments (cost $62,528,140)		62,528,140
Total Investments in Securities 114.29% (cost $1,337,433,096)		1,333,601,613
Other Assets and Liabilities – Net(t) (14.29)%		(166,705,064)
Net Assets 100.00%		$1,166,896,549

BRL	Brazilian Real.
DOP	Dominican Peso.
EUR	Euro.
GBP	British Pound.
MXN	Mexican Peso.
PEN	Peruvian Nuevo Sol.
ADR	American Depositary Receipt.
AMT	Income from the security may be subject to Alternative Minimum Tax.
CMT	Constant Maturity Rate.
EURIBOR	Euro Interbank Offered Rate.
ICE	Intercontinental Exchange.
PIK	Payment-in-kind.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.

‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2026, the total value of Rule 144A securities was $627,852,354, which represents 53.81% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2026.
*	Non-income producing security.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Foreign security traded in U.S. dollars.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Securities purchased on a when-issued basis.
(e)	Level 3 Investment as described in Note 2(a) in the Notes to Schedule of Investments. Security fair valued by the Pricing Committee.
(f)	Security is perpetual in nature and has no stated maturity.
(g)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(h)	Defaulted.
(i)	Level 3 Investment as described in Note 2(a) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(j)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at March 31, 2026.
(k)	Interest rate to be determined.
(l)	Level 3 Investment as described in Note 2(a) in the Notes to Schedule of Investments. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Generally accepted accounting principles in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.

See Notes to Schedule of Investments.	39

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2026

(m)	Step Bond – Security with a predetermined schedule of interest rate changes.
(n)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(o)	Affiliated funds.
(p)	Restricted securities (including private placement) - investments in securities not registered under the Securities Act of 1933 (excluding 144A issues). At March 31, 2026, the value of restricted securities (excluding 144A issues) amounted to $17,050,029 or 1.46% of net assets.
(q)	Fund is a business development company under the Investment Company Act of 1940.
(r)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(s)	Security was purchased with the cash collateral from loaned securities.
(t)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers - Buy Protection at March 31, 2026(1):

Referenced Indexes/Issuers	Central Clearing Party	Fund Pays (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Value
Lincoln National Corp.(4)	Bank of America	1.00%	12/20/2030	$1,162,000	$23,250	$1,855	$25,105

Referenced Indexes/Issuers	Central Clearing Party	Fund Pays (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Value
MetLife, Inc.(4)	Bank of America	1.00%	12/20/2030	$465,000	$(3,780)	$660	$(3,120)
Prudential Financial, Inc.(4)	Bank of America	1.00%	12/20/2030	697,000	(5,666)	3,718	(1,948)
Total					$(9,446)	$4,378	$(5,068)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap contracts and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $6,233. Total unrealized depreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at March 31, 2026:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Bank of America	2.665%	CPI Urban Consumer NSA	10/23/2028	$10,000,000	$18,820
Bank of America	2.813%	CPI Urban Consumer NSA	3/30/2028	107,520,000	2,543
Total					$21,363

40	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2026

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at March 31, 2026:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Depreciation
Bank of America	3.180%	CPI Urban Consumer NSA	3/30/2027	$107,520,000		$(44,538)
Bank of America	2.544%	CPI Urban Consumer NSA	3/2/2052	2,807,089		(14,066)
Bank of America	2.544%	CPI Urban Consumer NSA	3/2/2052	1,392,911	(6,979	)(1)
Bank of America	2.665%	CPI Urban Consumer NSA	5/12/2052	4,373,000		(173,503)
Bank of America	2.748%	CPI Urban Consumer NSA	4/20/2052	6,000,000		(324,338)
Total						$(563,424)

CPI	Consumer Price Index: Rate fluctuates based on CPI.
NSA	Non-seasonally adjusted.
(1)	Unrealized appreciation on Centrally Cleared CPI Swap Contract is $12,859, which includes upfront payment of $5,880. Upfront payments paid (received) by Central Clearing Party are presented net of amortization.

Forward Foreign Currency Exchange Contracts at March 31, 2026:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Buy	Barclays Bank PLC	6/5/2026	228,000	$263,582	$264,314	$732
Euro	Buy	State Street Bank And Trust	6/5/2026	185,000	213,617	214,466	849
Norwegian krone	Buy	Bank Of America	6/12/2026	11,500,000	1,186,043	1,187,074	1,031
Norwegian krone	Buy	Bank Of America	6/12/2026	10,956,178	1,124,157	1,130,939	6,782
Norwegian krone	Buy	Morgan Stanley	6/12/2026	22,792,169	2,336,700	2,352,696	15,996
Norwegian krone	Buy	Morgan Stanley	6/12/2026	22,781,653	2,335,861	2,351,610	15,749
British pound	Sell	Citibank	4/24/2026	93,000	126,971	123,091	3,880
British pound	Sell	Morgan Stanley	4/24/2026	89,000	120,595	117,797	2,798
British pound	Sell	State Street Bank And Trust	4/24/2026	4,461,000	6,093,548	5,904,404	189,144
British pound	Sell	State Street Bank And Trust	4/24/2026	89,000	121,197	117,797	3,400
British pound	Sell	State Street Bank And Trust	4/24/2026	95,000	129,561	125,738	3,823
British pound	Sell	State Street Bank And Trust	4/24/2026	93,000	125,436	123,091	2,345
British pound	Sell	State Street Bank And Trust	4/24/2026	85,000	112,603	112,503	100
British pound	Sell	State Street Bank And Trust	4/24/2026	42,000	56,103	55,590	513
British pound	Sell	State Street Bank And Trust	4/24/2026	117,000	157,068	154,857	2,211
Canadian dollar	Sell	Bank Of America	4/17/2026	225,000	162,090	161,857	233
Canadian dollar	Sell	Citibank	4/17/2026	434,000	313,411	312,204	1,207
Canadian dollar	Sell	State Street Bank And Trust	4/17/2026	661,000	481,230	475,500	5,730
Canadian dollar	Sell	State Street Bank And Trust	4/17/2026	125,000	92,969	89,921	3,048
Canadian dollar	Sell	State Street Bank And Trust	4/17/2026	104,000	76,608	74,814	1,794
Canadian dollar	Sell	State Street Bank And Trust	4/17/2026	811,000	593,137	583,404	9,733
Euro	Sell	Morgan Stanley	6/5/2026	25,000	29,132	28,982	150

See Notes to Schedule of Investments.	41

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2026

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Sell	Morgan Stanley	6/5/2026	4,649,000	$5,422,211	$5,389,462	$32,749
Euro	Sell	State Street Bank And Trust	6/5/2026	229,344	267,421	265,873	1,548
Euro	Sell	State Street Bank And Trust	6/5/2026	145,000	168,423	168,095	328
Japanese yen	Sell	Barclays Bank PLC	5/15/2026	113,850,000	739,932	719,984	19,948
Japanese yen	Sell	State Street Bank And Trust	5/15/2026	376,094,000	2,471,740	2,378,407	93,333
Japanese yen	Sell	State Street Bank And Trust	5/15/2026	83,022,000	539,736	525,029	14,707
Japanese yen	Sell	State Street Bank And Trust	5/15/2026	37,166,000	236,920	235,037	1,883
South Korean won	Sell	Bank Of America	5/22/2026	4,328,000,000	2,934,983	2,880,906	54,077
Swedish krona	Sell	Barclays Bank PLC	4/17/2026	1,573,000	168,888	166,293	2,595
Swedish krona	Sell	Barclays Bank PLC	4/17/2026	442,000	46,827	46,727	100
Swedish krona	Sell	Citibank	4/17/2026	5,053,000	541,987	534,187	7,800
Swedish krona	Sell	Citibank	4/17/2026	456,000	48,928	48,207	721
Swedish krona	Sell	Morgan Stanley	4/17/2026	1,522,000	163,067	160,901	2,166
Swiss franc	Sell	Morgan Stanley	4/10/2026	76,000	96,503	95,131	1,372
Swiss franc	Sell	State Street Bank And Trust	4/10/2026	3,067,000	3,868,334	3,839,044	29,290
Swiss franc	Sell	State Street Bank And Trust	4/10/2026	126,000	165,670	157,718	7,952
Swiss franc	Sell	State Street Bank And Trust	4/10/2026	157,000	203,438	196,521	6,917
Swiss franc	Sell	State Street Bank And Trust	4/10/2026	12,000	15,538	15,021	517
Thai baht	Sell	Goldman Sachs	5/22/2026	94,024,000	2,970,977	2,862,102	108,875
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$658,126

42	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2026

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Buy	State Street Bank And Trust	4/24/2026	102,000	$136,668	$135,003	$(1,665)
Canadian dollar	Buy	Barclays Bank PLC	4/17/2026	150,000	110,965	107,905	(3,060)
Canadian dollar	Buy	Barclays Bank PLC	4/17/2026	149,000	109,350	107,185	(2,165)
Canadian dollar	Buy	Deutsche Bank Ag	4/17/2026	8,250,000	6,042,362	5,934,755	(107,607)
Canadian dollar	Buy	Morgan Stanley	4/17/2026	152,000	112,484	109,343	(3,141)
Canadian dollar	Buy	Morgan Stanley	4/17/2026	154,000	113,697	110,782	(2,915)
Canadian dollar	Buy	Morgan Stanley	4/17/2026	298,000	219,459	214,371	(5,088)
Norwegian krone	Buy	Citibank	6/12/2026	11,500,000	1,187,563	1,187,074	(489)
Norwegian krone	Buy	Goldman Sachs	6/12/2026	34,566,000	3,575,854	3,568,036	(7,818)
South Korean won	Buy	Deutsche Bank Ag	5/22/2026	292,000,000	202,905	194,368	(8,537)
South Korean won	Buy	Morgan Stanley	5/22/2026	2,018,000,000	1,404,021	1,343,269	(60,752)
South Korean won	Buy	Morgan Stanley	5/22/2026	2,018,000,000	1,406,075	1,343,269	(62,806)
Swiss franc	Buy	Citibank	4/10/2026	73,000	95,270	91,376	(3,894)
Swiss franc	Buy	Morgan Stanley	4/10/2026	75,000	96,769	93,879	(2,890)
Swiss franc	Buy	Morgan Stanley	4/10/2026	73,000	94,771	91,376	(3,395)
Swiss franc	Buy	Morgan Stanley	4/10/2026	359,000	466,007	449,370	(16,637)
Swiss franc	Buy	Morgan Stanley	4/10/2026	180,000	236,154	225,311	(10,843)
Swiss franc	Buy	Morgan Stanley	4/10/2026	232,000	303,018	290,400	(12,618)
Swiss franc	Buy	State Street Bank And Trust	4/10/2026	445,000	581,236	557,018	(24,218)
Swiss franc	Buy	State Street Bank And Trust	4/10/2026	325,000	425,768	406,811	(18,957)
Swiss franc	Buy	State Street Bank And Trust	4/10/2026	371,000	465,021	464,390	(631)
Thai baht	Buy	Deutsche Bank Ag	5/22/2026	94,024,000	3,043,636	2,862,102	(181,534)
Canadian dollar	Sell	State Street Bank And Trust	4/17/2026	781,000	561,809	561,823	(14)
Euro	Sell	Barclays Bank PLC	6/5/2026	232,000	266,411	268,951	(2,540)
Euro	Sell	Barclays Bank PLC	6/5/2026	67,000	77,614	77,671	(57)
Norwegian krone	Sell	Citibank	6/12/2026	1,351,000	138,430	139,455	(1,025)
Norwegian krone	Sell	Citibank	6/12/2026	1,366,000	140,692	141,004	(312)
Norwegian krone	Sell	Barclays Bank PLC	6/23/2026	3,980,000	410,736	410,771	(35)
Norwegian krone	Sell	Barclays Bank PLC	6/24/2026	1,744,000	179,772	179,993	(221)
Norwegian krone	Sell	Barclays Bank PLC	6/25/2026	656,000	67,212	67,703	(491)
Peruvian Nuevo sol	Sell	Morgan Stanley	5/4/2026	3,600,000	1,027,984	1,032,897	(4,913)
Swedish krona	Sell	Barclays Bank PLC	4/17/2026	1,445,000	152,668	152,761	(93)
Swedish krona	Sell	Barclays Bank PLC	4/17/2026	1,467,000	153,716	155,087	(1,371)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(552,732)

Futures Contracts at March 31, 2026:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
NASDAQ 100 E-mini	June 2026	24	Short	$(11,657,628)	$(11,479,200)	$178,428

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Ultra Treasury Note	June 2026	282	Long	$32,645,657	$32,011,406	$(634,251)
U.S. 2-Year Treasury Note	June 2026	841	Long	175,167,770	174,461,508	(706,262)
U.S. 5-Year Treasury Note	June 2026	446	Short	(48,242,714)	(48,248,140)	(5,426)
U.S. Long Bond	June 2026	52	Long	6,096,127	5,921,500	(174,627)
Total Unrealized Depreciation on Futures Contracts						$(1,520,566)

See Notes to Schedule of Investments.	43

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2026

The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$37,098,407	$–	$37,098,407
Common Stocks
Aerospace & Defense	4,320,214	1,202,574	–	5,522,788
Beverages	–	1,229,548	–	1,229,548
Chemicals	7,210,735	989,223	–	8,199,958
Commercial Services & Supplies	–	–	0	0
Diversified Telecommunication Services	–	530,306	–	530,306
Electric: Utilities	2,752,268	251,008	–	3,003,276
Machinery	3,159,370	1,094,508	–	4,253,878
Metals & Mining	4,236,442	1,252,299	–	5,488,741
Miscellaneous Financials	–	233,842	–	233,842
Personal Care Products	–	696,645	–	696,645
Pharmaceuticals	–	1,649,043	–	1,649,043
Semiconductors & Semiconductor Equipment	1,453,062	1,380,287	–	2,833,349
Tobacco	–	1,296,699	–	1,296,699
Transportation Infrastructure	–	82,460	–	82,460
Remaining Industries	25,318,737	–	–	25,318,737
Corporate Bonds
Banks	–	71,128,913	0	71,128,913
Entertainment	–	16,000,774	1,756,537	17,757,311
Savings & Loans	–	–	0	0
Remaining Industries	–	735,289,693	–	735,289,693
Floating Rate Loans
Health Care Products	–	–	1,168,200	1,168,200
Personal & Household Products	–	–	0	0
Remaining Industries	–	27,406,551	–	27,406,551
Foreign Government Obligations	–	85,376,957	–	85,376,957
Government Sponsored Enterprises Pass-Throughs	–	160,079,158	–	160,079,158
Investments in Underlying Funds	–	17,050,029	–	17,050,029
Municipal Bonds	–	6,505,777	–	6,505,777
Non-Agency Commercial Mortgage-Backed Securities	–	49,108,574	2,078,276	51,186,850
Preferred Stocks	–	686,357	–	686,357
Short-Term Investments
Repurchase Agreements	–	33,180,574	–	33,180,574
Time Deposits	–	2,934,757	–	2,934,757
Money Market Funds	26,412,809	–	–	26,412,809
Total	$74,863,637	$1,253,734,963	$5,003,013	$1,333,601,613

44	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2026

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$25,105	$–	$25,105
Liabilities	–	(5,068)	–	(5,068)
Centrally Cleared CPI Swap Contracts
Assets	–	21,363	–	21,363
Liabilities	–	(563,424)	–	(563,424)
Forward Foreign Currency Exchange Contracts
Assets	–	658,126	–	658,126
Liabilities	–	(552,732)	–	(552,732)
Futures Contracts
Assets	178,428	–	–	178,428
Liabilities	(1,520,566)	–	–	(1,520,566)
Total	$(1,342,138)	$(416,630)	$–	$(1,758,768)

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation and a summary of unobservable inputs as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	45

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. – DEVELOPING GROWTH PORTFOLIO March 31, 2026

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.50%

COMMON STOCKS 98.50%

Aerospace & Defense 11.11%
Carpenter Technology Corp.	4,119	$1,623,504
FTAI Aviation Ltd.	2,292	561,540
Karman Holdings, Inc.*	13,871	1,110,373
Kratos Defense & Security Solutions, Inc.*	10,160	716,382
Mercury Systems, Inc.*	10,060	733,475
Rocket Lab Corp.*	5,694	365,669
VSE Corp.	2,344	432,234
Woodward, Inc.	1,910	683,627
York Space Systems, Inc.*	11,921	264,288
Total		6,491,092

Beverages 1.47%
Celsius Holdings, Inc.*	13,713	486,537
Vita Coco Co., Inc.*	7,723	370,009
Total		856,546

Biotechnology 17.64%
Abivax SA ADR*	5,712	636,031
Arrowhead Pharmaceuticals, Inc.*	6,873	430,937
Ascendis Pharma AS ADR*	2,661	608,650
Bridgebio Pharma, Inc.*	17,381	1,290,713
Celcuity, Inc.*	5,810	663,153
CG oncology, Inc.*	6,316	427,467
Cogent Biosciences, Inc.*	20,793	800,323
Dianthus Therapeutics, Inc.*	3,553	298,168
Madrigal Pharmaceuticals, Inc.*	2,579	1,350,029
Mirum Pharmaceuticals, Inc.*	8,094	747,724
Natera, Inc.*	3,405	680,966
Nuvalent, Inc. Class A*	4,473	458,259
Protagonist Therapeutics, Inc.*	3,575	376,805
PTC Therapeutics, Inc.*	10,366	706,236
Revolution Medicines, Inc.*	2,964	288,249
Rhythm Pharmaceuticals, Inc.*	6,294	547,389
Total		10,311,099

Building Products 1.81%
Modine Manufacturing Co.*	4,884	1,058,412

46	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – DEVELOPING GROWTH PORTFOLIO March 31, 2026

Investments	Shares	Fair Value
Capital Markets 2.79%
Evercore, Inc. Class A	1,604	$478,810
Miami International Holdings, Inc.*	14,753	574,187
Piper Sandler Cos.	7,572	579,636
Total		1,632,633

Construction & Engineering 12.35%
Argan, Inc.	1,368	745,081
Cardinal Infrastructure Group, Inc. Class A*	7,346	291,305
Comfort Systems USA, Inc.	1,335	1,840,952
Construction Partners, Inc. Class A*	8,452	939,186
IES Holdings, Inc.*	1,651	786,652
Legence Corp. Class A*	7,108	401,318
MasTec, Inc.*	3,188	1,025,707
Sterling Infrastructure, Inc.*	2,911	1,185,563
Total		7,215,764

Diversified Consumer Services 1.66%
Lincoln Educational Services Corp.*	5,249	213,529
Universal Technical Institute, Inc.*	20,900	754,490
Total		968,019

Electrical Equipment 3.69%
Bloom Energy Corp. Class A*	7,904	1,070,913
Nextpower, Inc. Class A*	9,001	1,085,071
Total		2,155,984

Electronic Equipment, Instruments & Components 6.22%
Bel Fuse, Inc. Class B	2,392	473,568
Fabrinet (Thailand)*(a)	2,232	1,164,033
Littelfuse, Inc.	1,761	597,595
Mirion Technologies, Inc.*	20,614	383,214
Sanmina Corp.*	3,059	396,569
TTM Technologies, Inc.*	6,339	617,546
Total		3,632,525

Entertainment 0.54%
Sphere Entertainment Co.*	2,674	313,928

Ground Transportation 0.44%
Saia, Inc.*	728	255,732

See Notes to Schedule of Investments.	47

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – DEVELOPING GROWTH PORTFOLIO March 31, 2026

Investments	Shares	Fair Value
Health Care Equipment & Supplies 1.10%
Glaukos Corp.*	2,637	$283,899
TransMedics Group, Inc.*	3,633	361,157
Total		645,056

Health Care Providers & Services 3.25%
Guardant Health, Inc.*	20,493	1,892,938
Hinge Health, Inc. Class A*	176	6,787
Total		1,899,725

Health Care Technology 0.22%
HeartFlow, Inc.*(b)	5,233	127,319

Hotels, Restaurants & Leisure 2.90%
Cava Group, Inc.*	10,194	824,694
Life Time Group Holdings, Inc.*	12,073	325,247
Navan, Inc. Class A*(b)	41,374	547,792
Total		1,697,733

Information Technology Services 3.33%
Applied Digital Corp.*	14,352	340,716
DigitalOcean Holdings, Inc.*(b)	11,016	944,953
Fastly, Inc. Class A*	22,723	660,330
Total		1,945,999

Life Sciences Tools & Services 1.26%
Adaptive Biotechnologies Corp.*	53,057	736,431

Machinery 2.71%
CECO Environmental Corp.*	4,896	291,704
Crane Co.	1,543	263,853
RBC Bearings, Inc.*	1,893	1,028,126
Total		1,583,683

Metals & Mining 0.43%
MP Materials Corp.*	5,170	249,504

Pharmaceuticals 3.58%
Nektar Therapeutics*	5,655	406,877
Tarsus Pharmaceuticals, Inc.*	12,881	903,602
Terns Pharmaceuticals, Inc.*	14,877	784,316
Total		2,094,795

Professional Services 1.37%
Planet Labs PBC*	28,754	803,674

48	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – DEVELOPING GROWTH PORTFOLIO March 31, 2026

Investments	Shares	Fair Value
Semiconductors & Semiconductor Equipment 13.33%
Allegro MicroSystems, Inc.*	11,728	$369,784
Amkor Technology, Inc.	10,035	451,876
Astera Labs, Inc.*	3,073	336,801
Credo Technology Group Holding Ltd.*	3,038	285,177
Lattice Semiconductor Corp.*	9,581	888,734
MACOM Technology Solutions Holdings, Inc.*	5,643	1,253,141
MKS, Inc.	1,993	458,011
Nova Ltd. (Israel)*(a)	2,729	1,185,150
Rambus, Inc.*	8,567	737,019
Semtech Corp.*	9,683	744,526
SiTime Corp.*	3,121	1,077,837
Total		7,788,056

Software 4.48%
Cipher Digital, Inc.*	18,879	242,973
Clear Secure, Inc. Class A	10,190	493,298
Guidewire Software, Inc.*	2,273	339,950
Hut 8 Corp.*	5,482	257,160
JFrog Ltd.*	13,919	653,219
ServiceTitan, Inc. Class A*	4,294	272,497
Terawulf, Inc.*	24,847	358,542
Total		2,617,639

Specialty Retail 0.82%
Boot Barn Holdings, Inc.*	3,268	478,304
Total Common Stocks (cost $45,744,150)		57,559,652

	Principal Amount

SHORT-TERM INVESTMENTS 2.98%

REPURCHASE AGREEMENTS 1.59%
Repurchase Agreement dated 3/31/2026, 3.250% due 4/1/2026 with Fixed Income Clearing Corp. collateralized by $932,500 of U.S. Treasury Note at 4.375% due 7/15/2027 value: $947,022; proceeds: $928,420 (cost $928,336)	$928,336	928,336

TIME DEPOSITS 0.14%
CitiBank N.A.(c) (cost $81,366)	81,366	81,366

See Notes to Schedule of Investments.	49

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. – DEVELOPING GROWTH PORTFOLIO March 31, 2026

Investments	Shares	Fair Value
MONEY MARKET FUNDS 1.25%
Fidelity Government Portfolio(c) (cost $732,290)	732,290	$732,290
Total Short-Term Investments (cost $1,741,992)		1,741,992
Total Investments in Securities 101.48% (cost $47,486,142)		59,301,644
Other Assets and Liabilities – Net (1.48)%		(864,644)
Net Assets 100.00%		$58,437,000

ADR     American Depositary Receipt.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Security was purchased with the cash collateral from loaned securities.

The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$57,559,652	$–	$–	$57,559,652
Short-Term Investments
Repurchase Agreements	–	928,336	–	928,336
Time Deposits	–	81,366	–	81,366
Money Market Funds	732,290	–	–	732,290
Total	$58,291,942	$1,009,702	$–	$59,301,644

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

50	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. – DIVIDEND GROWTH PORTFOLIO March 31, 2026

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.43%

COMMON STOCKS 99.43%

Aerospace & Defense 3.36%
L3Harris Technologies, Inc.	8,918	$3,078,048
Northrop Grumman Corp.	4,817	3,286,350
Total		6,364,398

Air Freight & Logistics 0.72%
CH Robinson Worldwide, Inc.	8,149	1,353,304

Banks 6.37%
Bank of America Corp.	61,269	2,986,864
JPMorgan Chase & Co.	19,422	5,713,175
Wells Fargo & Co.	42,197	3,359,303
Total		12,059,342

Beverages 1.74%
Coca-Cola Co.	43,337	3,295,779

Biotechnology 0.73%
AbbVie, Inc.	6,375	1,386,499

Building Products 0.73%
Allegion PLC (Ireland)(a)	9,458	1,374,153

Capital Markets 5.92%
ARES Management Corp. Class A	5,961	650,345
Cboe Global Markets, Inc.	5,620	1,579,613
Charles Schwab Corp.	46,195	4,341,406
Morgan Stanley	28,180	4,637,583
Total		11,208,947

Chemicals 2.84%
Linde PLC	6,148	3,047,932
Sherwin-Williams Co.	7,230	2,317,577
Total		5,365,509

Commercial Services & Supplies 1.95%
Cintas Corp.	8,436	1,426,865
Waste Management, Inc.	9,871	2,268,257
Total		3,695,122

Communications Equipment 1.12%
Motorola Solutions, Inc.	4,882	2,118,642

See Notes to Schedule of Investments.	51

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – DIVIDEND GROWTH PORTFOLIO March 31, 2026

Investments	Shares	Fair Value
Construction Materials 1.67%
CRH PLC (Ireland)(a)	30,043	$3,158,120

Consumer Staples Distribution & Retail 3.63%
Costco Wholesale Corp.	2,111	2,103,464
Walmart, Inc.	38,323	4,762,782
Total		6,866,246

Electric: Utilities 3.76%
Entergy Corp.	29,799	3,348,216
NextEra Energy, Inc.	40,474	3,759,225
Total		7,107,441

Electrical Equipment 0.77%
AMETEK, Inc.	6,757	1,448,431

Financial Services 1.35%
Mastercard, Inc. Class A	5,098	2,547,267

Ground Transportation 1.25%
Old Dominion Freight Line, Inc.	12,134	2,370,984

Health Care Equipment & Supplies 1.66%
Abbott Laboratories	8,986	922,592
Stryker Corp.	6,776	2,226,526
Total		3,149,118

Health Care Providers & Services 0.58%
UnitedHealth Group, Inc.	4,061	1,098,866

Hotels, Restaurants & Leisure 1.31%
McDonald’s Corp.	7,967	2,476,064

Insurance 2.69%
Arthur J Gallagher & Co.	11,548	2,501,066
Chubb Ltd. (Switzerland)(a)	7,929	2,584,299
Total		5,085,365

Life Sciences Tools & Services 1.30%
Danaher Corp.	12,969	2,458,922

Machinery 3.67%
Deere & Co.	4,164	2,345,581
Parker-Hannifin Corp.	5,141	4,602,429
Total		6,948,010

52	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – DIVIDEND GROWTH PORTFOLIO March 31, 2026

Investments	Shares	Fair Value
Metals & Mining 1.14%
Steel Dynamics, Inc.	11,973	$2,155,140

Multi-Utilities 1.50%
CMS Energy Corp.	36,590	2,838,652

Oil, Gas & Consumable Fuels 7.74%
Enbridge, Inc. (Canada)(a)	78,496	4,249,774
Exxon Mobil Corp.	38,705	6,566,690
Marathon Petroleum Corp.	15,684	3,829,719
Total		14,646,183

Pharmaceuticals 6.24%
Eli Lilly & Co.	5,903	5,429,402
Johnson & Johnson	26,058	6,369,618
Total		11,799,020

Semiconductors & Semiconductor Equipment 17.88%
Analog Devices, Inc.	11,548	3,673,881
Broadcom, Inc.	23,243	7,193,941
Lam Research Corp.	18,704	3,996,297
NVIDIA Corp.	73,164	12,759,801
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	18,337	6,196,989
Total		33,820,909

Software 6.77%
Microsoft Corp.	30,929	11,448,988
Oracle Corp.	9,255	1,361,503
Total		12,810,491

Specialty Retail 4.48%
Home Depot, Inc.	5,288	1,739,170
Lowe’s Cos., Inc.	11,049	2,610,658
TJX Cos., Inc.	25,844	4,127,287
Total		8,477,115

Technology Hardware, Storage & Peripherals 2.42%
Apple, Inc.	18,012	4,571,265

Tobacco 2.14%
Philip Morris International, Inc.	24,479	4,047,358
Total Common Stocks (cost $135,832,440)		188,102,662

See Notes to Schedule of Investments.	53

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. – DIVIDEND GROWTH PORTFOLIO March 31, 2026

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.88%

REPURCHASE AGREEMENTS 0.88%
Repurchase Agreement dated 3/31/2026, 3.250% due 4/1/2026 with Fixed Income Clearing Corp. collateralized by $1,675,500 of U.S. Treasury Note at 4.375% due 7/15/2027 value: $1,701,581; proceeds: $1,668,181 (cost $1,668,030)	$1,668,030	$1,668,030
Total Investments in Securities 100.31% (cost $137,500,470)		189,770,692
Other Assets and Liabilities – Net (0.31)%		(582,868)
Net Assets 100.00%		$189,187,824

ADR American Depositary Receipt.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Construction Materials	$–	$3,158,120	$–	$3,158,120
Remaining Industries	184,944,542	–	–	184,944,542
Short-Term Investments
Repurchase Agreements	–	1,668,030	–	1,668,030
Total	$184,944,542	$4,826,150	$–	$189,770,692

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

54	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. – FUNDAMENTAL EQUITY PORTFOLIO March 31, 2026

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.54%

COMMON STOCKS 99.54%

Aerospace & Defense 5.52%
Boeing Co.*	20,970	$4,173,659
General Dynamics Corp.	7,500	2,574,150
RTX Corp.	22,319	4,305,335
Total		11,053,144

Banks 6.11%
JPMorgan Chase & Co.	25,394	7,469,899
Wells Fargo & Co.	59,845	4,764,260
Total		12,234,159

Beverages 1.96%
Carlsberg AS Class B(a)	31,566	3,921,582

Biotechnology 4.28%
Gilead Sciences, Inc.	23,900	3,330,943
United Therapeutics Corp.*	8,837	5,240,164
Total		8,571,107

Building Products 2.68%
Allegion PLC (Ireland)(b)	21,685	3,150,614
Lennox International, Inc.	4,779	2,218,077
Total		5,368,691

Capital Markets 5.89%
Charles Schwab Corp.	33,054	3,106,415
KKR & Co., Inc.	28,057	2,595,272
Morgan Stanley	17,296	2,846,403
SEI Investments Co.	41,514	3,257,604
Total		11,805,694

Chemicals 1.62%
LyondellBasell Industries NV Class A	40,259	3,243,265

Construction & Engineering 2.54%
AECOM	36,960	3,134,947
EMCOR Group, Inc.	2,650	1,956,522
Total		5,091,469

Construction Materials 1.03%
CRH PLC (Ireland)(b)	19,742	2,075,279

See Notes to Schedule of Investments.	55

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – FUNDAMENTAL EQUITY PORTFOLIO March 31, 2026

Investments	Shares	Fair Value
Consumer Staples Distribution & Retail 1.27%
BJ’s Wholesale Club Holdings, Inc.*	25,784	$2,537,661

Electric: Utilities 3.42%
Entergy Corp.	32,286	3,627,655
IDACORP, Inc.	22,520	3,219,684
Total		6,847,339

Electronic Equipment, Instruments & Components 5.46%
Keysight Technologies, Inc.*	15,730	4,441,680
Littelfuse, Inc.	10,720	3,637,832
TD SYNNEX Corp.	16,967	2,862,503
Total		10,942,015

Energy Equipment & Services 1.30%
Halliburton Co.	66,740	2,602,193

Health Care Providers & Services 2.02%
Labcorp Holdings, Inc.	15,162	4,045,373

Insurance 8.75%
Aon PLC Class A (United Kingdom)(b)	12,187	3,933,720
Arch Capital Group Ltd.*	37,873	3,635,429
Arthur J Gallagher & Co.	15,580	3,374,316
Progressive Corp.	14,620	2,898,269
White Mountains Insurance Group Ltd.	1,676	3,682,105
Total		17,523,839

Interactive Media & Services 4.42%
Alphabet, Inc. Class A	30,820	8,862,599

Life Sciences Tools & Services 1.82%
IQVIA Holdings, Inc.*	21,384	3,646,827

Machinery 3.06%
Mueller Industries, Inc.	25,730	2,850,884
Parker-Hannifin Corp.	3,670	3,285,531
Total		6,136,415

Metals & Mining 1.46%
Steel Dynamics, Inc.	16,289	2,932,020

Multi-Utilities 1.66%
CMS Energy Corp.	42,780	3,318,872

56	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – FUNDAMENTAL EQUITY PORTFOLIO March 31, 2026

Investments	Shares	Fair Value
Oil, Gas & Consumable Fuels 7.87%
Expand Energy Corp.	30,429	$3,340,496
Permian Resources Corp. Class A	184,460	3,932,687
Shell PLC ADR	54,315	5,051,295
Williams Cos., Inc.	47,290	3,441,766
Total		15,766,244

Pharmaceuticals 3.47%
Novartis AG ADR	28,800	4,399,200
Teva Pharmaceutical Industries Ltd. ADR*	84,663	2,550,050
Total		6,949,250

Professional Services 1.66%
CACI International, Inc. Class A*	6,107	3,321,414

Real Estate Management & Development 1.76%
CBRE Group, Inc. Class A*	26,034	3,526,566

Semiconductors & Semiconductor Equipment 6.84%
ASML Holding NV NY Reg Shares (Netherlands)(b)	2,580	3,407,741
Silicon Motion Technology Corp. ADR	51,268	5,756,884
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	13,429	4,538,331
Total		13,702,956

Software 2.27%
Microsoft Corp.	12,289	4,549,019

Specialty Retail 5.92%
Dick’s Sporting Goods, Inc.	19,510	3,868,638
Lowe’s Cos., Inc.	16,089	3,801,509
Ross Stores, Inc.	19,350	4,191,790
Total		11,861,937

Tobacco 1.68%
Philip Morris International, Inc.	20,320	3,359,709

Trading Companies & Distributors 1.80%
AerCap Holdings NV (Ireland)(b)	26,325	3,611,264
Total Common Stocks (cost $166,201,949)		199,407,902

See Notes to Schedule of Investments.	57

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. – FUNDAMENTAL EQUITY PORTFOLIO March 31, 2026

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.63%

REPURCHASE AGREEMENTS 0.63%
Repurchase Agreement dated 3/31/2026, 3.250% due 4/1/2026 with Fixed Income Clearing Corp. collateralized by $1,270,000 of U.S. Treasury Note at 4.375% due 7/15/2027 value: $1,289,777; proceeds: $1,264,445 (cost $1,264,331)	$1,264,331	$1,264,331
Total Investments in Securities 100.17% (cost $167,466,280)		200,672,233
Other Assets and Liabilities – Net (0.17)%		(347,435)
Net Assets 100.00%		$200,324,798

ADR American Depositary Receipt.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Beverages	$–	$3,921,582	$–	$3,921,582
Construction Materials	–	2,075,279	–	2,075,279
Remaining Industries	193,411,041	–	–	193,411,041
Short-Term Investments
Repurchase Agreements	–	1,264,331	–	1,264,331
Total	$193,411,041	$7,261,192	$–	$200,672,233

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

58	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. – GROWTH AND INCOME PORTFOLIO March 31, 2026

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.75%

COMMON STOCKS 99.75%

Aerospace & Defense 6.21%
Boeing Co.*	49,887	$9,929,010
General Dynamics Corp.	24,600	8,443,212
RTX Corp.	57,937	11,176,047
Total		29,548,269

Banks 6.05%
JPMorgan Chase & Co.	59,278	17,437,216
Wells Fargo & Co.	142,755	11,364,726
Total		28,801,942

Beverages 1.92%
Carlsberg AS Class B(a)	73,736	9,160,545

Biotechnology 4.25%
Gilead Sciences, Inc.	55,760	7,771,271
United Therapeutics Corp.*	21,053	12,484,008
Total		20,255,279

Building Products 2.64%
Allegion PLC (Ireland)(b)	50,477	7,333,804
Lennox International, Inc.	11,263	5,227,496
Total		12,561,300

Capital Markets 5.85%
Charles Schwab Corp.	78,272	7,356,003
KKR & Co., Inc.	66,652	6,165,310
Morgan Stanley	40,495	6,664,262
SEI Investments Co.	97,611	7,659,535
Total		27,845,110

Chemicals 1.62%
LyondellBasell Industries NV Class A	95,764	7,714,748

Construction & Engineering 2.72%
AECOM	87,730	7,441,259
EMCOR Group, Inc.	7,427	5,483,428
Total		12,924,687

Construction Materials 1.46%
CRH PLC (Ireland)(b)	66,226	6,961,677

See Notes to Schedule of Investments.	59

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – GROWTH AND INCOME PORTFOLIO March 31, 2026

Investments	Shares	Fair Value
Consumer Staples Distribution & Retail 1.36%
BJ’s Wholesale Club Holdings, Inc.*	65,998	$6,495,523

Electric: Utilities 2.96%
Entergy Corp.	72,844	8,184,752
FirstEnergy Corp.	116,963	5,925,345
Total		14,110,097

Electronic Equipment, Instruments & Components 4.63%
Amphenol Corp. Class A	45,120	5,700,912
Keysight Technologies, Inc.*	39,320	11,102,789
TD SYNNEX Corp.	30,947	5,221,068
Total		22,024,769

Energy Equipment & Services 1.04%
Halliburton Co.	126,780	4,943,152

Health Care Providers & Services 3.64%
Labcorp Holdings, Inc.	28,533	7,612,890
McKesson Corp.	11,215	9,705,012
Total		17,317,902

Hotels, Restaurants & Leisure 1.37%
Booking Holdings, Inc.	1,550	6,525,996

Household Durables 0.85%
TopBuild Corp.*	11,482	4,033,627

Insurance 8.57%
Aon PLC Class A (United Kingdom)(b)	28,954	9,345,772
Arch Capital Group Ltd.*	103,636	9,948,020
Arthur J Gallagher & Co.	28,552	6,183,792
Progressive Corp.	33,940	6,728,265
RenaissanceRe Holdings Ltd.	28,834	8,570,330
Total		40,776,179

Interactive Media & Services 4.38%
Alphabet, Inc. Class A	72,545	20,861,040

Life Sciences Tools & Services 1.97%
IQVIA Holdings, Inc.*	54,946	9,370,491

Machinery 2.75%
AGCO Corp.	40,780	4,725,178
Parker-Hannifin Corp.	9,332	8,354,380
Total		13,079,558

60	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – GROWTH AND INCOME PORTFOLIO March 31, 2026

Investments	Shares	Fair Value
Metals & Mining 1.73%
Steel Dynamics, Inc.	45,791	$8,242,380

Multi-Utilities 1.62%
CMS Energy Corp.	99,530	7,721,537

Oil, Gas & Consumable Fuels 7.47%
Expand Energy Corp.	69,734	7,655,399
Permian Resources Corp. Class A	415,620	8,861,018
Shell PLC ADR	133,143	12,382,299
Williams Cos., Inc.	91,370	6,649,909
Total		35,548,625

Pharmaceuticals 3.89%
Novartis AG ADR	67,250	10,272,437
Teva Pharmaceutical Industries Ltd. ADR*	272,980	8,222,158
Total		18,494,595

Real Estate Management & Development 1.76%
CBRE Group, Inc. Class A*	61,940	8,390,392

Semiconductors & Semiconductor Equipment 5.39%
Analog Devices, Inc.	22,120	7,037,257
ASML Holding NV NY Reg Shares (Netherlands)(b)	6,140	8,109,896
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	31,095	10,508,555
Total		25,655,708

Software 2.28%
Microsoft Corp.	29,375	10,873,744

Specialty Retail 5.89%
Dick’s Sporting Goods, Inc.	45,560	9,034,092
Lowe’s Cos., Inc.	37,350	8,825,058
Ross Stores, Inc.	47,020	10,185,943
Total		28,045,093

Tobacco 1.63%
Philip Morris International, Inc.	47,070	7,782,554

Trading Companies & Distributors 1.85%
AerCap Holdings NV (Ireland)(b)	64,187	8,805,173
Total Common Stocks (cost $344,831,700)		474,871,692

See Notes to Schedule of Investments.	61

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. – GROWTH AND INCOME PORTFOLIO March 31, 2026

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.43%

REPURCHASE AGREEMENTS 0.43%
Repurchase Agreement dated 3/31/2026, 3.250% due 4/1/2026 with Fixed Income Clearing Corp. collateralized by $2,065,400 of U.S. Treasury Note at 4.375% due 7/15/2027 value: $2,097,481; proceeds: $2,056,446 (cost $2,056,261)	$2,056,261	$2,056,261
Total Investments in Securities 100.18% (cost $346,887,961)		476,927,953
Other Assets and Liabilities – Net (0.18)%		(840,898)
Net Assets 100.00%		$476,087,055

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Beverages	$–	$9,160,545	$–	$9,160,545
Construction Materials	–	6,961,677	–	6,961,677
Remaining Industries	458,749,470	–	–	458,749,470
Short-Term Investments
Repurchase Agreements	–	2,056,261	–	2,056,261
Total	$458,749,470	$18,178,483	$–	$476,927,953

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

62	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. – GROWTH OPPORTUNITIES PORTFOLIO March 31, 2026

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 97.41%

COMMON STOCKS 97.41%

Aerospace & Defense 13.70%
Axon Enterprise, Inc.*	964	$409,401
Carpenter Technology Corp.	2,770	1,091,795
Curtiss-Wright Corp.	1,320	899,078
FTAI Aviation Ltd.	3,906	956,970
Howmet Aerospace, Inc.	10,493	2,418,217
Karman Holdings, Inc.*	10,577	846,689
Kratos Defense & Security Solutions, Inc.*	6,100	430,111
L3Harris Technologies, Inc.	1,431	493,910
Mercury Systems, Inc.*	3,492	254,602
Woodward, Inc.	2,547	911,622
Total		8,712,395

Beverages 0.66%
Celsius Holdings, Inc.*	11,860	420,793

Biotechnology 11.30%
Abivax SA ADR*	4,932	549,178
Argenx SE ADR*	1,445	1,055,211
Ascendis Pharma AS ADR*	2,279	521,276
Bridgebio Pharma, Inc.*	6,519	484,101
Cogent Biosciences, Inc.*	20,912	804,903
Insmed, Inc.*	4,238	692,998
Madrigal Pharmaceuticals, Inc.*	1,712	896,180
Mirum Pharmaceuticals, Inc.*	5,426	501,254
Natera, Inc.*	8,394	1,678,716
Total		7,183,817

Broadline Retail 0.44%
MercadoLibre, Inc. (Uruguay)*(a)	162	280,101

Building Products 0.97%
Modine Manufacturing Co.*	2,847	616,973

Capital Markets 5.13%
Evercore, Inc. Class A	1,714	511,646
Interactive Brokers Group, Inc. Class A	14,305	959,437
Nasdaq, Inc.	4,191	355,774
Piper Sandler Cos.	7,037	538,682

See Notes to Schedule of Investments.	63

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – GROWTH OPPORTUNITIES PORTFOLIO March 31, 2026

Investments	Shares	Fair Value
Capital Markets (continued)
Raymond James Financial, Inc.	3,919	$567,432
Tradeweb Markets, Inc. Class A	2,789	328,154
Total		3,261,125

Communications Equipment 0.91%
Lumentum Holdings, Inc.*	825	579,777

Construction & Engineering 10.92%
API Group Corp.*	15,032	609,097
Comfort Systems USA, Inc.	1,851	2,552,510
EMCOR Group, Inc.	1,225	904,430
MasTec, Inc.*	3,575	1,150,220
Quanta Services, Inc.	3,140	1,723,923
Total		6,940,180

Diversified Consumer Services 0.48%
Universal Technical Institute, Inc.*	8,463	305,514

Electrical Equipment 5.75%
Bloom Energy Corp. Class A*	2,471	334,796
Nextpower, Inc. Class A*	5,015	604,558
Vertiv Holdings Co. Class A	10,853	2,719,545
Total		3,658,899

Electronic Equipment, Instruments & Components 3.14%
Fabrinet (Thailand)*(a)	1,371	715,004
TE Connectivity PLC (Ireland)(a)	2,905	607,203
TTM Technologies, Inc.*	6,889	671,127
Total		1,993,334

Energy Equipment & Services 1.31%
TechnipFMC PLC (United Kingdom)(a)	12,054	833,293

Entertainment 3.39%
Live Nation Entertainment, Inc.*	4,769	727,320
Take-Two Interactive Software, Inc.*	2,900	572,750
TKO Group Holdings, Inc.	4,228	852,576
Total		2,152,646

Financial Services 1.32%
Affirm Holdings, Inc.*	10,659	488,396
Rocket Cos., Inc. Class A*	24,445	348,341
Total		836,737

64	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – GROWTH OPPORTUNITIES PORTFOLIO March 31, 2026

Investments	Shares	Fair Value
Ground Transportation 0.74%
XPO, Inc.*	2,422	$471,200

Health Care Equipment & Supplies 1.88%
IDEXX Laboratories, Inc.*	2,130	1,196,826

Health Care Providers & Services 1.70%
Guardant Health, Inc.*	11,704	1,081,099

Hotels, Restaurants & Leisure 5.76%
Cava Group, Inc.*	6,060	490,254
DoorDash, Inc. Class A*	1,674	251,351
Hilton Worldwide Holdings, Inc.	3,709	1,127,833
Royal Caribbean Cruises Ltd.	3,185	876,448
Viking Holdings Ltd.*	12,501	918,574
Total		3,664,460

Household Durables 0.65%
SharkNinja, Inc.*	3,907	413,751

Information Technology Services 3.65%
Cloudflare, Inc. Class A*	8,857	1,827,553
Snowflake, Inc.*	3,290	496,198
Total		2,323,751

Interactive Media & Services 0.74%
Reddit, Inc. Class A*	3,508	472,352

Machinery 2.50%
Crane Co.	1,662	284,202
IDEX Corp.	2,279	431,984
RBC Bearings, Inc.*	1,604	871,165
Total		1,587,351

Oil, Gas & Consumable Fuels 1.54%
Cheniere Energy, Inc.	3,439	975,851

Pharmaceuticals 1.09%
Terns Pharmaceuticals, Inc.*	13,174	694,533

Professional Services 0.44%
Planet Labs PBC*	9,915	277,124

Semiconductors & Semiconductor Equipment 7.75%
Astera Labs, Inc.*	4,062	445,195
Credo Technology Group Holding Ltd.*	4,007	376,137

See Notes to Schedule of Investments.	65

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – GROWTH OPPORTUNITIES PORTFOLIO March 31, 2026

Investments	Shares	Fair Value
Semiconductors & Semiconductor Equipment (continued)
Lattice Semiconductor Corp.*	9,270	$859,885
Monolithic Power Systems, Inc.	1,363	1,490,236
Nova Ltd. (Israel)*(a)	2,830	1,229,013
Teradyne, Inc.	1,787	529,774
Total		4,930,240

Software 3.45%
AppLovin Corp. Class A*	1,234	491,132
Circle Internet Group, Inc.*	6,246	595,931
Datadog, Inc. Class A*	6,387	753,985
Figma, Inc. Class A*	16,748	354,053
Total		2,195,101

Specialty Retail 3.02%
Carvana Co.*	2,898	911,073
Ross Stores, Inc.	4,652	1,007,763
Total		1,918,836

Technology Hardware, Storage & Peripherals 1.53%
Sandisk Corp.*	1,534	974,612

Textiles, Apparel & Luxury Goods 1.55%
Amer Sports, Inc. (Finland)*(a)	16,887	555,920
Deckers Outdoor Corp.*	4,267	427,084
Total		983,004
Total Common Stocks (cost $54,297,028)		61,935,675

	Principal Amount

SHORT-TERM INVESTMENTS 3.47%

REPURCHASE AGREEMENTS 3.47%
Repurchase Agreement dated 3/31/2026, 3.250% due 4/1/2026 with Fixed Income Clearing Corp. collateralized by $2,217,600 of U.S. Treasury Note at 4.375% due 7/15/2027 value: $2,252,037; proceeds: $2,207,994 (cost $2,207,795)	$2,207,795	2,207,795
Total Investments in Securities 100.88% (cost $56,504,823)		64,143,470
Other Assets and Liabilities – Net (0.88)%		(558,850)
Net Assets 100.00%		$63,584,620

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

66	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. – GROWTH OPPORTUNITIES PORTFOLIO March 31, 2026

The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$61,935,675	$–	$–	$61,935,675
Short-Term Investments
Repurchase Agreements	–	2,207,795	–	2,207,795
Total	$61,935,675	$2,207,795	$–	$64,143,470

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	67

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. – MID CAP STOCK PORTFOLIO March 31, 2026

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.73%

COMMON STOCKS 99.73%

Banks 2.94%
Citizens Financial Group, Inc.	40,750	$2,443,777
East West Bancorp, Inc.	41,450	4,425,202
Total		6,868,979

Beverages 3.57%
Carlsberg AS Class B(a)	37,536	4,663,261
Coca-Cola Consolidated, Inc.	19,150	3,671,821
Total		8,335,082

Biotechnology 3.10%
United Therapeutics Corp.*	12,199	7,233,763

Building Products 2.60%
Allegion PLC (Ireland)(b)	24,006	3,487,832
Lennox International, Inc.	5,572	2,586,132
Total		6,073,964

Capital Markets 4.17%
Affiliated Managers Group, Inc.	12,670	3,505,789
SEI Investments Co.	48,041	3,769,777
TPG, Inc.	60,703	2,459,079
Total		9,734,645

Chemicals 3.76%
Avient Corp.	64,403	2,337,829
Element Solutions, Inc.	77,550	2,647,557
LyondellBasell Industries NV Class A	46,880	3,776,653
Total		8,762,039

Construction & Engineering 3.06%
AECOM	43,810	3,715,964
EMCOR Group, Inc.	4,650	3,433,142
Total		7,149,106

Construction Materials 1.04%
CRH PLC (Ireland)(b)	23,047	2,422,701

Consumer Staples Distribution & Retail 1.33%
BJ’s Wholesale Club Holdings, Inc.*	31,619	3,111,942

68	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – MID CAP STOCK PORTFOLIO March 31, 2026

Investments	Shares	Fair Value
Electric: Utilities 6.12%
Entergy Corp.	49,940	$5,611,258
FirstEnergy Corp.	90,975	4,608,794
IDACORP, Inc.	28,410	4,061,778
Total		14,281,830

Electronic Equipment, Instruments & Components 10.82%
Belden, Inc.	25,476	2,925,409
Jabil, Inc.	13,170	3,498,347
Keysight Technologies, Inc.*	22,571	6,373,373
Littelfuse, Inc.	12,550	4,258,843
TD SYNNEX Corp.	22,242	3,752,448
Teledyne Technologies, Inc.*	7,340	4,440,773
Total		25,249,193

Energy Equipment & Services 1.30%
Halliburton Co.	77,930	3,038,491

Ground Transportation 2.14%
Landstar System, Inc.	31,160	4,995,260

Health Care Providers & Services 3.30%
Cencora, Inc.	9,928	3,118,782
Labcorp Holdings, Inc.	17,165	4,579,793
Total		7,698,575

Hotels, Restaurants & Leisure 2.77%
Expedia Group, Inc.	15,370	3,548,779
Yum! Brands, Inc.	18,790	2,921,469
Total		6,470,248

Household Durables 1.01%
TopBuild Corp.*	6,714	2,358,628

Insurance 10.23%
Aon PLC Class A (United Kingdom)(b)	14,334	4,626,728
Arch Capital Group Ltd.*	37,917	3,639,653
Arthur J Gallagher & Co.	11,686	2,530,954
Assurant, Inc.	21,380	4,656,778
RenaissanceRe Holdings Ltd.	9,311	2,767,508
White Mountains Insurance Group Ltd.	2,576	5,659,369
Total		23,880,990

See Notes to Schedule of Investments.	69

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – MID CAP STOCK PORTFOLIO March 31, 2026

Investments	Shares	Fair Value
Life Sciences Tools & Services 3.01%
Agilent Technologies, Inc.	20,834	$2,374,659
IQVIA Holdings, Inc.*	27,209	4,640,223
Total		7,014,882

Machinery 5.67%
Lincoln Electric Holdings, Inc.	12,790	3,185,733
Middleby Corp.*	25,526	3,384,237
Mueller Industries, Inc.	30,660	3,397,128
Parker-Hannifin Corp.	3,646	3,264,045
Total		13,231,143

Media 0.96%
Nexstar Media Group, Inc.	12,320	2,227,826

Metals & Mining 1.75%
Steel Dynamics, Inc.	22,633	4,073,940

Multi-Utilities 2.05%
CMS Energy Corp.	61,570	4,776,601

Oil, Gas & Consumable Fuels 6.48%
Expand Energy Corp.	39,663	4,354,204
Permian Resources Corp. Class A	313,356	6,680,750
Williams Cos., Inc.	56,260	4,094,603
Total		15,129,557

Pharmaceuticals 1.53%
Teva Pharmaceutical Industries Ltd. ADR*	118,725	3,575,997

Professional Services 2.82%
CACI International, Inc. Class A*	7,987	4,343,889
Maximus, Inc.	34,817	2,231,770
Total		6,575,659

Real Estate Management & Development 1.77%
CBRE Group, Inc. Class A*	30,450	4,124,757

Semiconductors & Semiconductor Equipment 3.78%
Silicon Motion Technology Corp. ADR	78,517	8,816,674

Specialty Retail 4.35%
Dick’s Sporting Goods, Inc.	25,600	5,076,224
Ross Stores, Inc.	23,390	5,066,976
Total		10,143,200

70	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. – MID CAP STOCK PORTFOLIO March 31, 2026

Investments	Shares	Fair Value
Trading Companies & Distributors 2.30%
AerCap Holdings NV (Ireland)(b)	39,143	$5,369,637
Total Common Stocks (cost $189,689,114)		232,725,309

	Principal Amount

SHORT-TERM INVESTMENTS 0.40%

REPURCHASE AGREEMENTS 0.40%
Repurchase Agreement dated 3/31/2026, 3.250% due 4/1/2026 with Fixed Income Clearing Corp. collateralized by $934,400 of U.S. Treasury Note at 4.375% due 7/15/2027 value: $948,920; proceeds: $930,343 (cost $930,259)	$ 930,259	930,259
Total Investments in Securities 100.13% (cost $190,619,373)		233,655,568
Other Assets and Liabilities – Net (0.13)%		(295,385)
Net Assets 100.00%		$233,360,183

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Beverages	$3,671,821	$4,663,261	$–	$8,335,082
Construction Materials	–	2,422,701	–	2,422,701
Remaining Industries	221,967,526	–	–	221,967,526
Short-Term Investments
Repurchase Agreements	–	930,259	–	930,259
Total	$225,639,347	$8,016,221	$–	$233,655,568

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	71

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 100.70%

ASSET-BACKED SECURITIES 19.88%

Automobiles 7.44%
Americredit Automobile Receivables Trust Series 2023-1 Class C	5.80%		12/18/2028	$100,000	$101,444
Bayview Opportunity Master Fund VII LLC Series 2024-CAR1 Class A†	4.762% (30 day USD SOFR Average + 1.10%	)#	12/26/2031	82,385	82,630
CarMax Auto Owner Trust Series 2023-1 Class B	4.98%		1/16/2029	385,000	387,736
CarMax Auto Owner Trust Series 2023-4 Class B	6.39%		5/15/2029	400,000	412,080
CarMax Auto Owner Trust Series 2024-2 Class A3	5.50%		1/16/2029	109,885	110,990
CarMax Auto Owner Trust Series 2024-2 Class A4	5.51%		11/15/2029	70,000	71,571
CarMax Select Receivables Trust Series 2025-B Class A3	4.12%		3/15/2030	325,000	324,097
CarMax Select Receivables Trust Series 2026-A Class A3	3.99%		5/17/2032	125,000	124,174
Carvana Auto Receivables Trust Series 2021-N1 Class A	0.70%		1/10/2028	1,710	1,700
Carvana Auto Receivables Trust Series 2022-P2 Class A4	4.68%		2/10/2028	59,810	59,916
Chase Auto Owner Trust Series 2024-3A Class A3†	5.22%		7/25/2029	141,933	143,171
Citizens Auto Receivables Trust Series 2023-1 Class A4†	5.78%		10/15/2030	785,000	793,765
Citizens Auto Receivables Trust Series 2023-2 Class A4†	5.74%		10/15/2030	240,000	243,188
Citizens Auto Receivables Trust Series 2024-2 Class A3†	5.33%		8/15/2028	174,125	174,873
Credit Acceptance Auto Loan Trust Series 2024-2A Class A†	5.95%		6/15/2034	100,000	101,123
Drive Auto Receivables Trust Series 2025-1 Class A2	4.87%		8/15/2028	32,664	32,693
Exeter Automobile Receivables Trust Series 2023-1A Class D	6.69%		6/15/2029	184,929	186,940
Exeter Automobile Receivables Trust Series 2024-3A Class B	5.57%		9/15/2028	133,210	133,583
Exeter Automobile Receivables Trust Series 2024-3A Class D	5.98%		9/16/2030	40,000	40,923
Exeter Automobile Receivables Trust Series 2025-4A Class A3	4.39%		9/17/2029	580,000	580,953

72	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Ford Credit Auto Lease Trust Series 2024-A Class B	5.29%		6/15/2027	$310,000	$310,748
Ford Credit Auto Owner Trust Series 2023-2 Class A†	5.28%		2/15/2036	100,000	102,310
Ford Credit Auto Owner Trust Series 2026-1 Class A†	4.32%	(a)	8/15/2038	155,000	154,069
GLS Auto Receivables Issuer Trust Series 2026-1A Class A3†	3.97%		11/15/2029	75,000	74,764
GM Financial Revolving Receivables Trust Series 2023-2 Class A†	5.77%		8/11/2036	80,000	82,828
Huntington Auto Trust Series 2024-1A Class A3†	5.23%		1/16/2029	324,503	326,880
Huntington Bank Auto Credit-Linked Notes Series 2024-1 Class B1†	6.153%		5/20/2032	230,200	233,550
Huntington Bank Auto Credit-Linked Notes Series 2024-2 Class B1†	5.442%		10/20/2032	121,001	121,991
Kinetic Advantage Master Owner Trust Series 2025-1A Class A†	5.872% (30 day USD SOFR Average + 2.20%	)#	10/15/2029	115,000	115,551
LAD Auto Receivables Trust Series 2023-3A Class C†	6.43%		12/15/2028	385,000	390,323
LAD Auto Receivables Trust Series 2024-2A Class A3†	5.61%		8/15/2028	105,327	105,731
M&T Bank Auto Receivables Trust Series 2024-1A Class A3†	5.22%		2/17/2032	270,061	272,670
M&T Bank RV Trust Series 2026-1A Class A†	4.35%		1/15/2046	114,851	113,774
Mercedes-Benz Auto Lease Trust Series 2024-A Class A4	5.32%		2/15/2030	310,000	313,179
Merchants Fleet Funding LLC Series 2024-1A Class A†	5.82%		4/20/2037	238,036	239,129
Nissan Auto Lease Trust Series 2026-A Class A3	3.87%		3/15/2029	105,000	104,386
Octane Receivables Trust Series 2024-2A Class A2†	5.80%		7/20/2032	40,646	40,955
Octane Receivables Trust Series 2024-3A Class A2†	4.94%		5/20/2030	241,339	242,135
Santander Drive Auto Receivables Trust Series 2022-6 Class C	4.96%		11/15/2028	65,515	65,574
Santander Drive Auto Receivables Trust Series 2023-1 Class C	5.09%		5/15/2030	393,300	395,297
Santander Drive Auto Receivables Trust Series 2023-3 Class C	5.77%		11/15/2030	185,000	187,730
Santander Drive Auto Receivables Trust Series 2024-2 Class A3	5.63%		11/15/2028	58,071	58,172

See Notes to Schedule of Investments.	73

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Santander Drive Auto Receivables Trust Series 2024-2 Class C	5.84%		6/17/2030	$220,000	$224,017
Santander Drive Auto Receivables Trust Series 2024-3 Class B	5.55%		9/17/2029	110,000	111,014
Santander Drive Auto Receivables Trust Series 2025-1 Class B	4.88%		3/17/2031	105,000	105,474
Santander Drive Auto Receivables Trust Series 2025-4 Class A3	4.17%		4/15/2030	180,000	180,121
Santander Drive Auto Receivables Trust Series 2026-1 Class A3	3.93%		7/15/2030	165,000	164,006
SCCU Auto Receivables Trust Series 2025-1A Class A4†	4.68%		9/15/2031	235,000	236,235
SFS Auto Receivables Securitization Trust Series 2023-1A Class A3†	5.47%		10/20/2028	72,129	72,455
SFS Auto Receivables Securitization Trust Series 2024-1A Class A3†	4.95%		5/21/2029	59,797	60,093
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3†	5.33%		11/20/2029	214,358	216,336
SFS Auto Receivables Securitization Trust Series 2024-3A Class A3†	4.55%		6/20/2030	120,000	120,476
U.S. Bank NA Series 2026-RVM1 Class B1†	4.959%		12/25/2046	325,000	323,989
Western Funding Auto Loan Trust Series 2025-1 Class A†	4.75%		7/16/2035	340,000	341,866
Westlake Automobile Receivables Trust Series 2023-1A Class D†	6.79%		11/15/2028	185,000	188,009
Westlake Automobile Receivables Trust Series 2023-3A Class C†	6.02%		9/15/2028	220,000	221,265
Westlake Automobile Receivables Trust Series 2024-1A Class B†	5.55%		11/15/2027	213,797	214,226
Westlake Automobile Receivables Trust Series 2024-2A Class D†	5.91%		4/15/2030	140,000	142,880
Westlake Automobile Receivables Trust Series 2024-3A Class A3†	4.71%		4/17/2028	95,000	95,230
Westlake Automobile Receivables Trust Series 2025-2A Class B†	4.63%		1/15/2031	500,000	502,289
Total					11,679,277

Other 12.28%
Affirm Master Trust Series 2025-3A Class A†	4.45%		10/16/2034	215,000	214,266
Affirm Master Trust Series 2026-1A Class A†	4.37%		2/15/2034	240,000	239,189
Affirm Master Trust Series 2026-2A Class A†	4.67%		4/16/2035	155,000	153,661
AGL CLO 1 Ltd. Series 2019-1A Class ARR†	4.868% (3 mo. USD Term SOFR + 1.20%	)#	10/20/2034	610,000	609,541

74	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Allegany Park CLO Ltd. Series 2019-1A Class ARR†	4.768% (3 mo. USD Term SOFR + 1.10%	)#	1/20/2035	$310,000	$309,720
Annisa CLO Ltd. Series 2016-2A Class BRR†	5.168% (3 mo. USD Term SOFR + 1.50%	)#	7/20/2031	242,063	242,185
Apidos CLO XXX Ltd. Series XXXA Class BR†	5.518% (3 mo. USD Term SOFR + 1.85%	)#	10/18/2031	270,000	269,767
Arbor Realty Commercial Real Estate Notes LLC Series 2025-FL1 Class A†	5.029% (1 mo. USD Term SOFR + 1.35%	)#	1/20/2043	100,000	99,863
Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL1 Class A†	5.122% (30 day USD SOFR Average + 1.45%	)#	1/15/2037	41,897	41,902
Bain Capital Credit CLO Ltd. Series 2019-1A Class AR3†	4.644% (3 mo. USD Term SOFR + 0.98%	)#	4/19/2034	270,000	269,004
Bain Capital Credit CLO Ltd. Series 2019-3A Class ARR†	4.70% (3 mo. USD Term SOFR + 1.03%	)#	10/21/2034	350,000	349,079
Ballyrock CLO 20 Ltd. Series 2022-20A Class A1A3†	4.722% (3 mo. USD Term SOFR + 1.05%	)#	10/15/2036	250,000	249,627
BAR Issuer LLC Series 2026-FL1 Class A†	5.30% (1 mo. USD Term SOFR + 1.60%	)#	8/20/2043	190,000	189,901
Battalion CLO XI Ltd. Series 2017-11A Class AR2†	4.798% (3 mo. USD Term SOFR + 1.13%	)#	4/24/2034	248,616	248,522
BDS LLC Series 2025-FL15 Class A†	5.077% (1 mo. USD Term SOFR + 1.40%	)#	3/19/2043	150,000	150,057
BDS LLC Series 2025-FL16 Class A†	5.077% (1 mo. USD Term SOFR + 1.40%	)#	6/19/2043	170,000	170,146
Black Diamond CLO Ltd. Series 2021-1A Class A1AR†	4.919% (3 mo. USD Term SOFR + 1.25%	)#	11/22/2034	250,000	249,025
BSPDF Issuer LLC Series 2026-FL3 Class A†	5.10% (1 mo. USD Term SOFR + 1.45%	)#	9/18/2043	200,000	199,499
BSPRT Issuer LLC Series 2025-FL12 Class A†	5.064% (1 mo. USD Term SOFR + 1.39%	)#	1/17/2043	160,000	159,954

See Notes to Schedule of Investments.	75

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Buckhorn Park CLO Ltd. Series 2019-1A Class ARR†	4.738% (3 mo. USD Term SOFR + 1.07%	)#	7/18/2034	$400,000	$399,530
Canyon CLO Ltd. Series 2020-2A Class AR2†	4.702% (3 mo. USD Term SOFR + 1.03%	)#	10/15/2034	400,000	398,444
Carlyle Global Market Strategies CLO Ltd. Series 2015-5A Class A2R4†	4.868% (3 mo. USD Term SOFR + 1.20%	)#	1/20/2032	490,000	489,813
Carlyle Global Market Strategies CLO Ltd. Series 2016-1A Class A1R3†	4.758% (3 mo. USD Term SOFR + 1.09%	)#	4/20/2034	250,000	249,901
Cathedral Lake VI Ltd. Series 2021-6A Class ANR†	4.868% (3 mo. USD Term SOFR + 1.20%	)#	4/25/2034	250,000	249,510
Cedar Funding XI CLO Ltd. Series 2019-11A Class A1R2†	4.727% (3 mo. USD Term SOFR + 1.06%	)#	5/29/2032	152,292	152,595
Columbia Cent CLO 30 Ltd. Series 2020-30A Class A1R2†	4.718% (3 mo. USD Term SOFR + 1.05%	)#	1/20/2034	250,000	249,985
Columbia Cent CLO 32 Ltd. Series 2022-32A Class A1R2†	4.788% (3 mo. USD Term SOFR + 1.12%	)#	7/24/2034	300,000	299,766
Dryden 104 CLO Ltd. Series 2022-104A Class A1R†	4.946% (3 mo. USD Term SOFR + 1.29%	)#	8/20/2034	560,000	559,351
Dryden 95 CLO Ltd. Series 2021-95A Class AR†	4.696% (3 mo. USD Term SOFR + 1.04%	)#	8/20/2034	440,000	439,757
Eaton Vance CLO Ltd. Series 2019-1A Class AR2†	5.182% (3 mo. USD Term SOFR + 1.51%	)#	7/15/2037	270,000	270,262
FS Rialto Issuer LLC Series 2025-FL10 Class A†	5.062% (1 mo. USD Term SOFR + 1.39%	)#	8/19/2042	100,000	100,003
HPEFS Equipment Trust Series 2023-2A Class D†	6.97%		7/21/2031	235,000	236,622
HPEFS Equipment Trust Series 2025-1A Class A3†	4.43%		9/20/2032	185,000	185,569
KKR CLO 15 Ltd. Series 15 Class BR2†	5.218% (3 mo. USD Term SOFR + 1.55%	)#	1/18/2032	260,000	260,160
KKR CLO 23 Ltd. Series 23 Class BR†	5.218% (3 mo. USD Term SOFR + 1.55%	)#	10/20/2031	400,000	400,170

76	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
KKR CLO 24 Ltd. Series 24 Class A1R†	5.009% (3 mo. USD Term SOFR + 1.34%	)#	4/20/2032	$99,283	$99,335
KKR CLO 40 Ltd. Series 40A Class AR†	4.968% (3 mo. USD Term SOFR + 1.30%	)#	10/20/2034	590,000	589,768
LCM 34 Ltd. Series 34A Class A1R†	4.848% (3 mo. USD Term SOFR + 1.18%	)#	10/20/2034	430,000	429,711
LCM 35 Ltd. Series 35A Class A1R†	4.752% (3 mo. USD Term SOFR + 1.08%	)#	10/15/2034	250,000	249,625
Lendmark Funding Trust Series 2021-2A Class A†	2.00%		4/20/2032	260,000	251,559
LoanCore Issuer Ltd. Series 2022-CRE7 Class A†	5.222% (30 day USD SOFR Average + 1.55%	)#	1/17/2037	44,451	44,434
LoanCore Issuer Ltd. Series 2025-CRE8 Class A†	5.063% (1 mo. USD Term SOFR + 1.39%	)#	8/17/2042	160,000	160,011
M&T Equipment Notes Series 2024-1A Class A4†	4.94%		8/18/2031	300,000	304,180
Madison Park Funding LVII Ltd. Series 2022-57A Class A1R†	4.95% (3 mo. USD Term SOFR + 1.28%	)#	7/27/2034	390,000	389,571
Mariner Finance Issuance Trust Series 2021-AA Class A†	1.86%		3/20/2036	289,067	285,789
Mariner Finance Issuance Trust Series 2021-BA Class A†	2.10%		11/20/2036	305,000	297,514
MF1 LLC Series 2022-FL9 Class A†	5.827% (1 mo. USD Term SOFR + 2.15%	)#	6/19/2037	60,503	60,563
MF1 Ltd. Series 2021-FL7 Class A†	4.874% (1 mo. USD Term SOFR + 1.19%	)#	10/16/2036	20,513	20,501
Navesink CLO 4 Ltd. Series 2025-4A Class A1†	5.198% (3 mo. USD Term SOFR + 1.28%	)#	10/15/2037	250,000	249,454
Neuberger Berman Loan Advisers CLO 50 Ltd. Series 2022-50A Class AR2†	4.699% (3 mo. USD Term SOFR + 1.04%	)#	7/23/2036	580,000	578,925
Ocean Trails CLO XI Series 2021-11A Class AR†	4.698% (3 mo. USD Term SOFR + 1.03%	)#	7/20/2034	440,000	439,482
Octagon Investment Partners 45 Ltd. Series 2019-1A Class A1RR†	4.822% (3 mo. USD Term SOFR + 1.15%	)#	4/15/2035	260,000	259,925
OneMain Financial Issuance Trust Series 2021-1A Class A1†	1.55%		6/16/2036	140,000	136,868
OneMain Financial Issuance Trust Series 2022-3A Class A†	5.94%		5/15/2034	28,186	28,232

See Notes to Schedule of Investments.	77

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
OneMain Financial Issuance Trust Series 2023-1A Class A†	5.50%		6/14/2038	$440,000	$449,548
PEAC Solutions Receivables LLC Series 2026-1A Class A2†	4.27%		10/20/2028	425,000	425,061
PEAC Solutions Receivables LLC Series 2026-1A Class A3†	4.39%		7/20/2033	380,000	380,121
PFP Ltd. Series 2025-12 Class A†	5.169% (1 mo. USD Term SOFR + 1.49%	)#	12/18/2042	260,000	260,233
PFP Ltd. Series 2026-13 Class A†	5.18% (1 mo. USD Term SOFR + 1.50%	)#	8/18/2043	200,000	200,281
PPM CLO 2 Ltd. Series 2019-2A Class AR3†	4.809% (3 mo. USD Term SOFR + 1.15%	)#	4/16/2037	270,000	270,132
Saratoga Investment Corp. Senior Loan Fund Ltd. Series 2022-1A Class A1R†	5.058% (3 mo. USD Term SOFR + 1.39%	)#	10/20/2037	400,000	398,924
SCF Equipment Leasing LLC Series 2024-1A Class A3†	5.52%		1/20/2032	140,000	142,357
SCF Equipment Leasing LLC Series 2025-2A Class A3†	4.33%		6/20/2036	205,000	204,306
SCF Equipment Trust LLC Series 2025-1A Class A3†	5.11%		11/21/2033	305,000	310,390
Signal Peak CLO 4 Ltd. Series 2017-4A Class AR2†	4.788% (3 mo. USD Term SOFR + 1.12%	)#	10/26/2034	380,000	379,784
Trinitas CLO XII Ltd. Series 2020-12A Class A1R2†	4.718% (3 mo. USD Term SOFR + 1.05%	)#	4/25/2033	178,025	178,014
Trysail CLO Ltd. Series 2021-1A Class A1R†	5.273% (3 mo. USD Term SOFR + 1.35%	)#	10/20/2036	330,000	329,850
U.S. Bank NA Series 2025-SUP1 Class B†	5.582%		2/25/2032	134,208	134,905
Venture 45 CLO Ltd. Series 2022-45A Class A1R†	4.94% (3 mo. USD Term SOFR + 1.27%	)#	7/20/2035	250,000	249,679
Verdant Receivables LLC Series 2025-1A Class A3†	4.96%		5/12/2033	345,000	348,643
Verizon Master Trust Series 2024-7 Class A†	4.35%		8/20/2032	100,000	100,449
Wind River CLO Ltd. Series 2022-1A Class AR†	5.018% (3 mo. USD Term SOFR + 1.35%	)#	7/20/2035	300,000	299,679
Total					19,294,149

Student Loan 0.16%
Navient Private Education Refi Loan Trust Series 2021-CA Class A†	1.06%		10/15/2069	74,470	67,703

78	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Student Loan (continued)
Navient Private Education Refi Loan Trust Series 2022-A Class A†	2.23%	7/15/2070	$64,358	$58,509
Navient Refinance Loan Trust Series 2026-A Class A†	4.50%	1/18/2056	100,000	98,978
Nelnet Student Loan Trust Series 2021-A Class APT1†	1.36%	4/20/2062	33,044	31,519
Total				256,709
Total Asset-Backed Securities (cost $31,197,033)				31,230,135

CONVERTIBLE BONDS 0.13%

Commercial Services 0.08%
Block, Inc.	Zero Coupon	5/1/2026	133,000	132,668

Equity Real Estate 0.05%
Redfin Corp.	0.50%	4/1/2027	78,000	74,802
Total Convertible Bonds (cost $206,682)				207,470

CORPORATE BONDS 60.23%

Advertising 0.16%
Clear Channel Outdoor Holdings, Inc.†	7.50%	6/1/2029	243,000	244,165
Clear Channel Outdoor Holdings, Inc.†	7.75%	4/15/2028	14,000	14,076
Total				258,241

Aerospace/Defense 1.00%
ATI, Inc.	7.25%	8/15/2030	117,000	121,406
Boeing Co.	2.25%	6/15/2026	105,000	104,510
Boeing Co.	5.04%	5/1/2027	46,000	46,267
Boeing Co.	5.15%	5/1/2030	67,000	68,146
Boeing Co.	6.298%	5/1/2029	183,000	192,171
Bombardier, Inc. (Canada)†(b)	7.50%	2/1/2029	75,000	77,932
Czechoslovak Group AS (Czech Republic)†(b)	6.50%	1/10/2031	200,000	204,630
Honeywell Aerospace, Inc.†	4.30%	3/16/2031	146,000	144,470
Spirit AeroSystems, Inc.	3.85%	6/15/2026	217,000	216,552
TransDigm, Inc.†	6.75%	8/15/2028	395,000	400,289
Total				1,576,373

Agriculture 0.46%
Imperial Brands Finance PLC (United Kingdom)†(b)	5.50%	2/1/2030	200,000	205,291
Imperial Brands Finance PLC (United Kingdom)†(b)	6.125%	7/27/2027	200,000	204,110
Japan Tobacco, Inc. (Japan)†(b)	5.25%	6/15/2030	300,000	307,784
Total				717,185

See Notes to Schedule of Investments.	79

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Airlines 0.33%
Air Canada (Canada)†(b)	3.875%		8/15/2026	$178,000	$177,214
American Airlines, Inc./AAdvantage Loyalty IP Ltd.†	5.50%		4/20/2026	36,658	36,709
AS Mileage Plan IP Ltd. (Cayman Islands)†(b)	5.021%		10/20/2029	176,000	174,287
United Airlines Holdings, Inc.	4.875%		3/1/2029	60,000	58,835
United Airlines Pass-Through Trust Class A	5.875%		4/15/2029	72,284	73,540
Total					520,585

Auto Manufacturers 2.30%
Allison Transmission, Inc.†	5.875%		6/1/2029	59,000	59,449
Ford Motor Credit Co. LLC	4.271%		1/9/2027	301,000	299,691
Ford Motor Credit Co. LLC	4.97%		4/6/2029	200,000	197,598
Ford Motor Credit Co. LLC	5.125%		11/5/2026	513,000	514,156
Ford Motor Credit Co. LLC	5.303%		9/6/2029	204,000	203,005
Ford Motor Credit Co. LLC	5.80%		3/8/2029	237,000	239,729
Ford Motor Credit Co. LLC	5.85%		5/17/2027	200,000	201,521
Ford Motor Credit Co. LLC	7.35%		11/4/2027	280,000	289,073
General Motors Financial Co., Inc.	4.96% (SOFR + 1.29%	)#	1/7/2030	74,000	73,318
General Motors Financial Co., Inc.	5.00%		7/15/2027	75,000	75,409
General Motors Financial Co., Inc.	5.40%		4/6/2026	73,000	73,007
General Motors Financial Co., Inc.	5.40%		5/8/2027	13,000	13,118
General Motors Financial Co., Inc.	5.55%		7/15/2029	142,000	145,307
General Motors Financial Co., Inc.	5.65%		1/17/2029	209,000	213,813
Hyundai Capital America†	2.00%		6/15/2028	121,000	114,477
Hyundai Capital America†	4.30%		9/24/2027	138,000	137,512
Hyundai Capital America†	4.90%		6/23/2028	128,000	128,577
Hyundai Capital America†	6.10%		9/21/2028	128,000	132,214
Hyundai Capital America†	6.50%		1/16/2029	31,000	32,371
Nissan Motor Acceptance Co. LLC†	1.85%		9/16/2026	211,000	207,487
Nissan Motor Acceptance Co. LLC†	6.95%		9/15/2026	254,000	255,399
Total					3,606,231

Auto Parts & Equipment 0.24%
American Axle & Manufacturing, Inc.	6.875%		7/1/2028	223,000	222,857
ZF North America Capital, Inc.†	6.875%		4/14/2028	150,000	152,236
Total					375,093

Banks 8.88%
AIB Group PLC (Ireland)†(b)	6.608% (SOFR + 2.33%	)#	9/13/2029	400,000	418,730
Banco Internacional del Peru SAA Interbank (Peru)†(b)	4.80%		7/15/2031	150,000	147,840

80	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Bank Hapoalim BM (Israel)(b)	4.722%		7/14/2029	$200,000	$197,699
Bank of Ireland Group PLC (Ireland)†(b)	2.029% (1 yr. CMT + 1.10%	)#	9/30/2027	600,000	592,475
Bank of Montreal (Canada)(b)	4.338% (SOFR + 0.89%	)#	3/19/2030	197,000	196,165
Barclays PLC (United Kingdom)(b)	4.219% (SOFR + 0.93%	)#	5/24/2030	200,000	196,985
Barclays PLC (United Kingdom)(b)	5.367% (SOFR + 1.23%	)#	2/25/2031	200,000	203,530
Barclays PLC (United Kingdom)(b)	6.496% (SOFR + 1.88%	)#	9/13/2027	200,000	201,628
Barclays PLC (United Kingdom)(b)	7.385% (1 yr. CMT + 3.30%	)#	11/2/2028	200,000	208,351
BNP Paribas SA (France)†(b)	1.904% (SOFR + 1.61%	)#	9/30/2028	200,000	192,309
BNP Paribas SA (France)†(b)	5.283% (SOFR + 1.28%	)#	11/19/2030	200,000	203,118
BPCE SA (France)†(b)	4.875%		4/1/2026	200,000	200,000
Canadian Imperial Bank of Commerce (Canada)(b)	4.283% (SOFR + 0.79%	)#	1/29/2030	113,000	112,271
Citigroup, Inc.	3.07% (SOFR + 1.28%	)#	2/24/2028	178,000	175,877
Citigroup, Inc.	4.503% (SOFR + 1.17%	)#	9/11/2031	395,000	390,604
Citigroup, Inc.	4.786% (SOFR + 0.87%	)#	3/4/2029	6,000	6,032
Citigroup, Inc.	5.174% (SOFR + 1.36%	)#	2/13/2030	406,000	412,313
Citizens Bank NA	4.575% (SOFR + 2.00%	)#	8/9/2028	250,000	250,192
Citizens Financial Group, Inc.	5.253% (SOFR + 1.26%	)#	3/5/2031	119,000	120,456
Citizens Financial Group, Inc.	5.841% (SOFR + 2.01%	)#	1/23/2030	205,000	211,148
Depository Trust Co.†	4.30%		3/27/2029	250,000	250,238
Deutsche Bank AG	4.999% (SOFR + 1.70%	)#	9/11/2030	150,000	150,737
First Citizens BancShares, Inc.	5.231% (SOFR + 1.41%	)#	3/12/2031	265,000	263,078
First Horizon Corp.	5.514% (SOFR + 1.77%	)#	3/7/2031	104,000	105,509
Freedom Mortgage Corp.†	6.625%		1/15/2027	230,000	229,842

See Notes to Schedule of Investments.	81

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Goldman Sachs Group, Inc.	1.948% (SOFR + 0.91%	)#	10/21/2027	$174,000	$171,640
Goldman Sachs Group, Inc.	2.64% (SOFR + 1.11%	)#	2/24/2028	171,000	168,267
Goldman Sachs Group, Inc.	3.615% (SOFR + 1.85%	)#	3/15/2028	29,000	28,773
Goldman Sachs Group, Inc.	3.814% (3 mo. USD Term SOFR + 1.42%	)#	4/23/2029	48,000	47,357
Goldman Sachs Group, Inc.	4.369% (SOFR + 1.06%	)#	10/21/2031	96,000	94,150
Goldman Sachs Group, Inc.	4.516% (SOFR + 0.96%	)#	1/21/2032	215,000	211,786
Goldman Sachs Group, Inc.	5.207% (SOFR + 1.08%	)#	1/28/2031	53,000	53,865
Goldman Sachs Group, Inc.	5.218% (SOFR + 1.58%	)#	4/23/2031	126,000	128,155
Goldman Sachs Group, Inc.	5.727% (SOFR + 1.27%	)#	4/25/2030	194,000	200,184
HSBC Holdings PLC (United Kingdom)(b)	4.899% (SOFR + 1.03%	)#	3/3/2029	200,000	201,149
HSBC Holdings PLC (United Kingdom)(b)	5.597% (SOFR + 1.06%	)#	5/17/2028	200,000	202,279
Intesa Sanpaolo SpA (Italy)†(b)	4.198% (1 yr. CMT + 2.60%	)#	6/1/2032	200,000	187,170
JPMorgan Chase & Co.	2.947% (SOFR + 1.17%	)#	2/24/2028	59,000	58,266
JPMorgan Chase & Co.	2.956% (3 mo. USD Term SOFR + 2.52%	)#	5/13/2031	97,000	90,405
JPMorgan Chase & Co.	3.54% (3 mo. USD Term SOFR + 1.64%	)#	5/1/2028	230,000	227,915
JPMorgan Chase & Co.	3.702% (3 mo. USD Term SOFR + 1.42%	)#	5/6/2030	43,000	41,947
JPMorgan Chase & Co.	3.782% (3 mo. USD Term SOFR + 1.60%	)#	2/1/2028	83,000	82,599
JPMorgan Chase & Co.	4.323% (SOFR + 1.56%	)#	4/26/2028	56,000	55,984
JPMorgan Chase & Co.	4.851% (SOFR + 1.99%	)#	7/25/2028	53,000	53,272
JPMorgan Chase & Co.	5.012% (SOFR + 1.31%	)#	1/23/2030	41,000	41,579
JPMorgan Chase & Co.	5.14% (SOFR + 1.01%	)#	1/24/2031	83,000	84,537
JPMorgan Chase & Co.	5.581% (SOFR + 1.16%	)#	4/22/2030	40,000	41,232

82	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
M&T Bank Corp.	4.553% (SOFR + 0.79%	)#	8/16/2028	$94,000	$93,975
Macquarie Bank Ltd. (Australia)†(b)	3.624%		6/3/2030	200,000	189,876
Macquarie Group Ltd. (Australia)†(b)	3.763% (3 mo. USD Term SOFR + 1.63%	)#	11/28/2028	28,000	27,633
Morgan Stanley	4.21% (SOFR + 1.61%	)#	4/20/2028	53,000	52,864
Morgan Stanley	4.238% (SOFR + 0.80%	)#	1/9/2030	182,000	180,202
Morgan Stanley	4.356% (SOFR + 1.07%	)#	10/22/2031	238,000	233,292
Morgan Stanley	4.493% (SOFR + 0.95%	)#	1/16/2032	220,000	216,364
Morgan Stanley	4.708% (SOFR + 1.20%	)#	3/12/2032	214,000	212,605
Morgan Stanley	5.042% (SOFR + 1.22%	)#	7/19/2030	75,000	75,882
Morgan Stanley	5.123% (SOFR + 1.73%	)#	2/1/2029	76,000	76,858
Morgan Stanley	5.173% (SOFR + 1.45%	)#	1/16/2030	119,000	120,693
Morgan Stanley	5.449% (SOFR + 1.63%	)#	7/20/2029	106,000	107,906
Morgan Stanley	5.656% (SOFR + 1.26%	)#	4/18/2030	146,000	150,216
Morgan Stanley Private Bank NA	4.734% (SOFR + 1.08%	)#	7/18/2031	250,000	249,274
NatWest Markets PLC (United Kingdom)†(b)	4.654%		3/27/2029	215,000	215,623
PNC Financial Services Group, Inc.	4.899% (SOFR + 1.33%	)#	5/13/2031	56,000	56,356
Santander U.K. Group Holdings PLC (United Kingdom)(b)	2.469% (SOFR + 1.22%	)#	1/11/2028	200,000	196,729
Santander U.K. Group Holdings PLC (United Kingdom)(b)	6.534% (SOFR + 2.60%	)#	1/10/2029	400,000	412,837
Societe Generale SA (France)†(b)	5.25%		2/19/2027	222,000	223,418
Standard Chartered PLC (United Kingdom)†(b)	4.299% (1 yr. CMT + 0.77%	)#	1/13/2030	200,000	197,952
Standard Chartered PLC (United Kingdom)†(b)	5.688% (1 yr. CMT + 1.05%	)#	5/14/2028	200,000	202,391
Synchrony Bank	5.625%		8/23/2027	250,000	252,834

See Notes to Schedule of Investments.	83

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Toronto-Dominion Bank (Canada)(b)	3.625% (5 yr. USD Swap + 2.21%	)#	9/15/2031	$333,000	$331,111
Truist Financial Corp.	5.435% (SOFR + 1.62%	)#	1/24/2030	69,000	70,636
Truist Financial Corp.	6.047% (SOFR + 2.05%	)#	6/8/2027	71,000	71,182
U.S. Bancorp	4.653% (SOFR + 1.23%	)#	2/1/2029	112,000	112,551
U.S. Bancorp	5.046% (SOFR + 1.06%	)#	2/12/2031	337,000	342,002
U.S. Bancorp	5.10% (SOFR + 1.25%	)#	7/23/2030	126,000	128,243
UBS Group AG (Switzerland)†(b)	1.494% (1 yr. CMT + 0.85%	)#	8/10/2027	200,000	197,856
UBS Group AG (Switzerland)†(b)	5.428% (1 yr. CMT + 1.52%	)#	2/8/2030	200,000	204,356
Wells Fargo & Co.	4.97% (SOFR + 1.37%	)#	4/23/2029	102,000	102,895
Wells Fargo & Co.	5.198% (SOFR + 1.50%	)#	1/23/2030	177,000	179,799
Wells Fargo & Co.	5.574% (SOFR + 1.74%	)#	7/25/2029	195,000	199,501
Wells Fargo & Co.	6.303% (SOFR + 1.79%	)#	10/23/2029	99,000	103,122
Westpac Banking Corp. (Australia)(b)	4.322% (5 yr. USD SOFR ICE Swap + 2.24%	)#	11/23/2031	54,000	53,879
Total					13,952,551

Beverages 0.54%
Bacardi Ltd.†	4.70%		5/15/2028	177,000	176,850
Bacardi Ltd./Bacardi-Martini BV†	5.25%		1/15/2029	140,000	141,447
Bacardi-Martini BV (Netherlands)†(b)	5.55%		2/1/2030	233,000	238,110
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL (Guatemala)†(b)	5.25%		4/27/2029	200,000	194,765
Keurig Dr. Pepper, Inc.	4.35%		5/15/2028	100,000	99,672
Total					850,844

Biotechnology 0.46%
Illumina, Inc.	4.65%		9/9/2026	82,000	82,019
Illumina, Inc.	4.75%		12/12/2030	189,000	188,190
Illumina, Inc.	5.75%		12/13/2027	124,000	126,450
Royalty Pharma PLC	2.20%		9/2/2030	37,000	33,335
Royalty Pharma PLC	4.45%		3/25/2031	176,000	173,885

84	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Biotechnology (continued)
Royalty Pharma PLC	5.15%	9/2/2029	$109,000	$110,983
Total				714,862

Building Materials 0.05%
Griffon Corp.	5.75%	3/1/2028	73,000	72,901

Chemicals 0.30%
Celanese U.S. Holdings LLC	1.40%	8/5/2026	88,000	86,795
Equate Petrochemical Co. KSCC (Kuwait)(b)	4.25%	11/3/2026	300,000	297,098
Methanex Corp. (Canada)(b)	5.125%	10/15/2027	80,000	79,549
Total				463,442

Commercial Services 1.19%
Ashtead Capital, Inc.†	4.375%	8/15/2027	200,000	198,966
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.†	5.75%	7/15/2027	100,000	99,901
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.†	5.75%	7/15/2027	100,000	99,687
Block, Inc.	2.75%	6/1/2026	202,000	201,212
EquipmentShare.com, Inc.†	9.00%	5/15/2028	150,000	155,127
GEO Group, Inc.	8.625%	4/15/2029	175,000	181,864
Global Payments, Inc.	4.50%	11/15/2028	161,000	159,478
Global Payments, Inc.	4.875%	11/15/2030	129,000	126,748
Rentokil Terminix Funding LLC†	5.00%	4/28/2030	200,000	200,874
Sotheby’s†	7.375%	10/15/2027	200,000	199,167
Triton Container International Ltd.†	2.05%	4/15/2026	196,000	195,793
Triton Container International Ltd.†	3.15%	6/15/2031	48,000	43,438
Total				1,862,255

Computers 0.24%
Booz Allen Hamilton, Inc.†	3.875%	9/1/2028	130,000	126,693
Gartner, Inc.†	4.50%	7/1/2028	258,000	253,736
Total				380,429

Diversified Financial Services 5.24%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(b)	6.45%	4/15/2027	156,000	158,973
Air Lease Corp.	5.10%	3/1/2029	155,000	156,440
Aircastle Ltd./Aircastle Ireland DAC†	5.00%	9/15/2030	150,000	149,717
Aircastle Ltd./Aircastle Ireland DAC†	5.25%	3/15/2030	150,000	151,350
Atlas Warehouse Lending Co. LP†	4.625%	11/15/2028	500,000	492,600
Atlas Warehouse Lending Co. LP†	6.05%	1/15/2028	250,000	253,534
Aviation Capital Group LLC†	3.50%	11/1/2027	119,000	116,887

See Notes to Schedule of Investments.	85

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
Aviation Capital Group LLC†	4.25%	4/30/2029	$51,000	$50,274
Aviation Capital Group LLC†	5.375%	7/15/2029	404,000	410,613
Aviation Capital Group LLC†	6.25%	4/15/2028	174,000	178,977
Avilease Capital Ltd. (Cayman Islands)†(b)	4.75%	11/12/2030	200,000	194,828
Avolon Holdings Funding Ltd. (Ireland)†(b)	2.528%	11/18/2027	33,000	31,892
Avolon Holdings Funding Ltd. (Ireland)†(b)	2.75%	2/21/2028	110,000	106,141
Avolon Holdings Funding Ltd. (Ireland)†(b)	3.25%	2/15/2027	68,000	67,252
Avolon Holdings Funding Ltd. (Ireland)†(b)	4.20%	4/15/2029	72,000	70,674
Avolon Holdings Funding Ltd. (Ireland)†(b)	4.95%	1/15/2028	105,000	105,394
Avolon Holdings Funding Ltd. (Ireland)†(b)	5.75%	3/1/2029	193,000	197,409
Avolon Holdings Funding Ltd. (Ireland)†(b)	5.75%	11/15/2029	331,000	339,256
Avolon Holdings Funding Ltd. (Ireland)†(b)	6.375%	5/4/2028	33,000	33,978
Azorra Finance Ltd. (Cayman Islands)†(b)	7.75%	4/15/2030	220,000	226,780
Citadel Securities Global Holdings LLC†	5.50%	6/18/2030	350,000	355,747
Equitable America Global Funding†	4.65%	6/9/2028	76,000	75,894
Freedom Mortgage Holdings LLC†	9.25%	2/1/2029	24,000	24,343
GGAM Finance Ltd. (Ireland)†(b)	8.00%	2/15/2027	172,000	173,884
GGAM Finance Ltd. (Ireland)†(b)	8.00%	6/15/2028	75,000	77,896
Jane Street Group/JSG Finance, Inc.†	4.50%	11/15/2029	276,000	267,689
Jefferson Capital Holdings LLC†	6.00%	8/15/2026	200,000	200,264
LPL Holdings, Inc.†	4.00%	3/15/2029	169,000	164,230
LPL Holdings, Inc.†	4.625%	11/15/2027	189,000	187,694
LPL Holdings, Inc.	4.90%	4/3/2028	59,000	59,208
LPL Holdings, Inc.	5.15%	6/15/2030	91,000	91,498
LPL Holdings, Inc.	5.20%	3/15/2030	40,000	40,313
LPL Holdings, Inc.	5.70%	5/20/2027	47,000	47,445
LPL Holdings, Inc.	6.75%	11/17/2028	98,000	102,733
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(b)	5.15%	3/17/2030	34,000	33,842
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(b)	6.40%	3/26/2029	114,000	118,155
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(b)	6.50%	3/26/2031	65,000	68,104
Midcap Financial Issuer Trust†	6.50%	5/1/2028	200,000	194,259
Navient Corp.	5.00%	3/15/2027	128,000	125,219
Navient Corp.	6.75%	6/15/2026	221,000	221,663
OneMain Finance Corp.	6.625%	1/15/2028	136,000	137,027
Rocket Cos., Inc.†	6.125%	8/1/2030	139,000	140,369
Rocket Cos., Inc.†	6.50%	8/1/2029	291,000	294,639
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.†	2.875%	10/15/2026	423,000	418,659

86	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
SLM Corp.	3.125%		11/2/2026	$250,000	$247,841
Stellantis Financial Services U.S. Corp.†	4.95%		9/15/2028	252,000	250,673
Synchrony Financial	3.70%		8/4/2026	50,000	49,859
Synchrony Financial	3.95%		12/1/2027	45,000	44,464
Synchrony Financial	5.019% (SOFR + 1.40%	)#	7/29/2029	77,000	76,945
Takeoff Merger Sub, Inc.†	4.50%		3/24/2029	113,000	112,294
Takeoff Merger Sub, Inc.†	4.85%		3/24/2031	141,000	139,291
United Wholesale Mortgage LLC†	5.75%		6/15/2027	200,000	197,032
Total					8,232,142

Electric 4.53%
AES Corp.	5.45%		6/1/2028	136,000	137,276
Alexander Funding Trust II†	7.467%		7/31/2028	300,000	316,155
Algonquin Power & Utilities Corp. (Canada)(b)	5.365%	(a)	6/15/2026	196,000	196,173
Alliant Energy Finance LLC†	5.40%		6/6/2027	45,000	45,398
Black Hills Corp.	5.95%		3/15/2028	105,000	107,721
Capital Power U.S. Holdings, Inc.†	5.257%		6/1/2028	265,000	266,619
Cleco Corporate Holdings LLC	3.375%		9/15/2029	250,000	233,943
Cleco Corporate Holdings LLC	3.743%		5/1/2026	87,000	86,940
Comision Federal de Electricidad (Mexico)(b)	5.70%		1/24/2030	200,000	199,850
Constellation Energy Generation LLC	4.40%		1/15/2031	58,000	57,268
Constellation Energy Generation LLC†	4.625%		2/1/2029	210,000	207,522
Constellation Energy Generation LLC†	5.00%		2/1/2031	270,000	270,824
DTE Energy Co.	5.10%		3/1/2029	95,000	96,613
Electricite de France SA (France)†(b)	5.70%		5/23/2028	201,000	205,838
Emera U.S. Finance LLC	4.50%		4/1/2029	71,000	70,930
ENEL Finance International NV (Netherlands)†(b)	4.125%		9/30/2028	200,000	198,394
ENEL Finance International NV (Netherlands)†(b)	4.375%		9/30/2030	200,000	196,510
ENEL Finance International NV (Netherlands)†(b)	5.125%		6/26/2029	200,000	202,890
Eversource Energy	5.95%		2/1/2029	106,000	109,846
FirstEnergy Pennsylvania Electric Co.†	4.15%		3/15/2028	43,000	42,851
ITC Holdings Corp.†(c)	4.875%		4/15/2031	281,000	281,256
ITC Holdings Corp.†	4.95%		9/22/2027	78,000	78,397
Liberty Utilities Co.†	5.577%		1/31/2029	80,000	81,635
Niagara Mohawk Power Corp.†	4.647%		10/3/2030	90,000	89,681
NRG Energy, Inc.†	4.734%		10/15/2030	315,000	312,252
Ohio Edison Co.†	4.95%		12/15/2029	26,000	26,290
Oncor Electric Delivery Co. LLC†	4.50%		3/15/2031	113,000	112,431
Pacific Gas & Electric Co.	4.55%		7/1/2030	148,624	146,662
Pacific Gas & Electric Co.	5.00%		6/4/2028	113,000	114,000

See Notes to Schedule of Investments.	87

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electric (continued)
Pacific Gas & Electric Co.	5.45%	6/15/2027	$48,000	$48,488
Pacific Gas & Electric Co.	5.55%	5/15/2029	96,000	98,305
Pacific Gas & Electric Co.	6.10%	1/15/2029	51,000	52,790
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia)(b)	5.375%	1/25/2029	200,000	201,534
PG&E Corp.	5.25%	7/1/2030	111,000	109,593
PSEG Power LLC†	5.20%	5/15/2030	76,000	77,211
System Energy Resources, Inc.	6.00%	4/15/2028	300,000	308,386
Talen Energy Supply LLC†	8.625%	6/1/2030	27,000	28,337
Vistra Operations Co. LLC†	3.70%	1/30/2027	46,000	45,637
Vistra Operations Co. LLC†	4.30%	10/15/2028	428,000	423,119
Vistra Operations Co. LLC†	4.375%	5/1/2029	225,000	219,786
Vistra Operations Co. LLC†	4.70%	1/31/2031	155,000	152,592
Vistra Operations Co. LLC†	5.05%	12/30/2026	35,000	35,124
Vistra Operations Co. LLC†	5.625%	2/15/2027	532,000	532,239
Vistra Operations Co. LLC†	7.75%	10/15/2031	278,000	291,333
Total				7,116,639

Electrical Components & Equipment 0.08%
Molex Electronic Technologies LLC†	4.75%	4/30/2028	125,000	125,551

Electronics 0.10%
TD SYNNEX Corp.	4.30%	1/17/2029	94,000	92,977
Vontier Corp.	2.95%	4/1/2031	75,000	68,257
Total				161,234

Engineering & Construction 0.43%
Jacobs Engineering Group, Inc.	6.35%	8/18/2028	240,000	249,133
Jacobs Solutions, Inc.	4.75%	3/3/2031	105,000	103,572
MasTec, Inc.†	4.50%	8/15/2028	204,000	201,849
MasTec, Inc.	5.90%	6/15/2029	116,000	119,895
Total				674,449

Entertainment 0.73%
Discovery Global Holdings, Inc.	3.755%	3/15/2027	102,000	100,806
Discovery Global Holdings, Inc.	4.054%	3/15/2029	105,000	101,653
Empire Resorts, Inc.†	7.75%	11/1/2026	200,000	195,716
Flutter Treasury DAC (Ireland)†(b)	5.875%	6/4/2031	200,000	198,300
Flutter Treasury DAC (Ireland)†(b)	6.375%	4/29/2029	400,000	408,420
Penn Entertainment, Inc.†	5.625%	1/15/2027	130,000	129,820
WMG Acquisition Corp.†	3.75%	12/1/2029	9,000	8,569
Total				1,143,284

88	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Food 0.69%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	6.50%	2/15/2028	$216,000	$218,835
Conagra Brands, Inc.	4.85%	11/1/2028	322,000	322,379
Conagra Brands, Inc.	7.00%	10/1/2028	35,000	36,847
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings (Netherlands)(b)	3.00%	2/2/2029	110,000	105,583
NBM U.S. Holdings, Inc.†	7.00%	5/14/2026	400,000	401,018
Total				1,084,662

Gas 0.36%
National Fuel Gas Co.	4.75%	9/1/2028	82,000	82,069
National Fuel Gas Co.	5.50%	10/1/2026	80,000	80,366
National Fuel Gas Co.	5.50%	3/15/2030	111,000	113,588
Snam SpA (Italy)†(b)	5.00%	5/28/2030	200,000	202,136
Southwest Gas Corp.	5.45%	3/23/2028	80,000	81,529
Total				559,688

Health Care-Products 0.75%
180 Medical, Inc.†	3.875%	10/15/2029	200,000	194,407
Augusta SpinCo Corp.	4.398%	3/23/2029	113,000	112,706
Augusta SpinCo Corp.	4.656%	3/23/2031	114,000	113,506
Baxter International, Inc.	2.272%	12/1/2028	85,000	79,223
Baxter International, Inc.	4.45%	2/15/2029	40,000	39,509
Baxter International, Inc.	4.90%	12/15/2030	300,000	296,227
Medline Borrower LP/Medline Co-Issuer, Inc.†	6.25%	4/1/2029	338,000	344,839
Total				1,180,417

Health Care-Services 2.18%
Adventist Health System	4.742%	12/1/2030	355,000	351,866
Centene Corp.	2.45%	7/15/2028	170,000	158,421
Centene Corp.	3.00%	10/15/2030	167,000	146,450
Centene Corp.	4.25%	12/15/2027	448,000	440,330
CommonSpirit Health	4.352%	9/1/2030	55,000	54,213
Fresenius Medical Care U.S. Finance III, Inc.†	1.875%	12/1/2026	150,000	147,124
Fresenius Medical Care U.S. Finance III, Inc.†	2.375%	2/16/2031	150,000	133,102
Fresenius Medical Care U.S. Finance III, Inc.†	3.75%	6/15/2029	150,000	145,740
Health Care Service Corp. A Mutual Legal Reserve Co.†	5.20%	6/15/2029	58,000	58,843
Heartland Dental LLC/Heartland Dental Finance Corp.†	10.50%	4/30/2028	175,000	180,035
Icon Investments Six DAC (Ireland)(b)	5.809%	5/8/2027	400,000	402,136
Icon Investments Six DAC (Ireland)(b)	5.849%	5/8/2029	200,000	203,961

See Notes to Schedule of Investments.	89

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Health Care-Services (continued)
IQVIA, Inc.†	5.00%	5/15/2027	$200,000	$199,361
IQVIA, Inc.	6.25%	2/1/2029	155,000	161,186
Molina Healthcare, Inc.†	4.375%	6/15/2028	104,000	100,630
Rede D’or Finance SARL (Luxembourg)(b)	4.95%	1/17/2028	200,000	197,965
Tenet Healthcare Corp.	6.125%	10/1/2028	227,000	227,658
Universal Health Services, Inc.	2.65%	10/15/2030	49,000	44,136
Universal Health Services, Inc.	4.625%	10/15/2029	71,000	70,191
Total				3,423,348

Home Builders 0.27%
Beazer Homes USA, Inc.	5.875%	10/15/2027	20,000	19,922
Dream Finders Homes, Inc.†	8.25%	8/15/2028	179,000	182,049
LGI Homes, Inc.†	8.75%	12/15/2028	220,000	225,227
Total				427,198

Home Furnishings 0.00%
Leggett & Platt, Inc.	3.50%	11/15/2027	7,000	6,853

Insurance 2.42%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.75%	10/15/2027	634,000	633,907
Aon Corp.	8.205%	1/1/2027	100,000	102,547
Athene Global Funding†	1.985%	8/19/2028	35,000	32,609
Athene Global Funding†	5.38%	1/7/2030	24,000	24,058
Brighthouse Financial Global Funding†	1.55%	5/24/2026	256,217	255,096
Brighthouse Financial Global Funding†	2.00%	6/28/2028	150,000	140,267
Brighthouse Financial Global Funding†	5.55%	4/9/2027	172,000	173,151
Brighthouse Financial Global Funding†	5.65%	6/10/2029	203,000	204,542
CNO Global Funding†	4.375%	9/8/2028	79,000	78,359
CNO Global Funding†	4.70%	12/11/2030	108,000	106,658
CNO Global Funding†	4.875%	12/10/2027	101,000	101,290
CNO Global Funding†	4.95%	9/9/2029	51,000	51,292
CNO Global Funding†	5.875%	6/4/2027	176,000	178,472
Corebridge Global Funding†	5.20%	1/12/2029	70,000	71,131
Equitable Financial Life Global Funding†	5.45%	3/3/2028	113,000	114,787
F&G Annuities & Life, Inc.	7.40%	1/13/2028	96,000	97,757
F&G Global Funding†	4.65%	9/8/2028	88,000	86,945
F&G Global Funding†	5.875%	6/10/2027	53,000	53,637
Jackson Financial, Inc.	5.17%	6/8/2027	46,000	46,326
Jackson National Life Global Funding†	4.55%	9/9/2030	134,000	131,375
Jackson National Life Global Funding†	4.60%	10/1/2029	150,000	148,699

90	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Insurance (continued)
Jackson National Life Global Funding†	4.70%	6/5/2028	$181,000	$180,976
MGIC Investment Corp.	5.25%	8/15/2028	193,000	192,573
Mutual of Omaha Cos Global Funding†	4.546%	1/13/2031	140,000	138,414
Mutual of Omaha Cos Global Funding†	5.00%	4/1/2030	75,000	75,514
NMI Holdings, Inc.	6.00%	8/15/2029	35,000	35,823
Protective Life Corp.†	4.70%	1/15/2031	150,000	148,732
Sammons Financial Group Global Funding†	5.10%	12/10/2029	89,000	89,965
Western-Southern Global Funding†	4.50%	7/16/2028	33,000	33,007
Western-Southern Global Funding†	4.90%	5/1/2030	80,000	80,528
Total				3,808,437

Internet 0.96%
Amazon.com, Inc.	4.00%	3/13/2029	43,000	42,790
Amazon.com, Inc.	4.25%	3/13/2031	423,000	419,978
Prosus NV (Netherlands)†(b)	3.257%	1/19/2027	230,000	227,102
Rakuten Group, Inc. (Japan)†(b)	11.25%	2/15/2027	250,000	259,045
Uber Technologies, Inc.†	4.50%	8/15/2029	557,000	552,579
Total				1,501,494

Investment Companies 0.22%
Blackstone Private Credit Fund	2.625%	12/15/2026	209,000	204,521
Blackstone Secured Lending Fund	2.125%	2/15/2027	74,000	71,822
Blue Owl Credit Income Corp.	3.125%	9/23/2026	14,000	13,812
HAT Holdings I LLC/HAT Holdings II LLC†	3.375%	6/15/2026	63,000	62,782
Total				352,937

Leisure Time 0.91%
Carnival Corp.†	4.00%	8/1/2028	640,000	625,208
Carnival Corp.†	7.00%	8/15/2029	139,000	144,265
Royal Caribbean Cruises Ltd.	3.70%	3/15/2028	296,000	291,347
Royal Caribbean Cruises Ltd.†	5.375%	7/15/2027	151,000	151,587
Royal Caribbean Cruises Ltd.†	5.625%	9/30/2031	220,000	222,223
Total				1,434,630

Lodging 0.59%
Las Vegas Sands Corp.	3.50%	8/18/2026	212,000	211,311
Las Vegas Sands Corp.	5.90%	6/1/2027	12,000	12,159
Melco Resorts Finance Ltd. (Hong Kong)†(b)	5.75%	7/21/2028	200,000	195,880
Studio City Co. Ltd. (Macau)(b)	7.00%	2/15/2027	200,000	199,941
Travel & Leisure Co.†	6.625%	7/31/2026	300,000	300,431
Total				919,722

See Notes to Schedule of Investments.	91

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Machinery: Construction & Mining 0.08%
Vertiv Group Corp.†	4.125%	11/15/2028	$132,000	$130,081

Machinery-Diversified 0.74%
Chart Industries, Inc.†	7.50%	1/1/2030	238,000	247,557
CNH Industrial Capital LLC	4.75%	3/21/2028	34,000	34,159
Maxim Crane Works Holdings Capital LLC†	11.50%	9/1/2028	175,000	182,573
Regal Rexnord Corp.	6.05%	4/15/2028	318,000	326,333
Regal Rexnord Corp.	6.30%	2/15/2030	158,000	165,618
TK Elevator U.S. Newco, Inc.†	5.25%	7/15/2027	200,000	199,621
Total				1,155,861

Media 1.07%
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2027	96,000	95,955
Directv Financing LLC/Directv Financing Co-Obligor, Inc.†	5.875%	8/15/2027	270,000	269,881
Discovery Communications LLC	3.95%	3/20/2028	380,000	372,495
Fox Corp.	4.709%	1/25/2029	215,000	215,588
Nexstar Media, Inc.†	5.625%	7/15/2027	131,000	131,058
Paramount Global	2.90%	1/15/2027	99,000	97,340
Paramount Global	3.375%	2/15/2028	174,000	168,678
Paramount Global	3.70%	6/1/2028	45,000	43,543
Paramount Global	4.20%	6/1/2029	51,000	48,717
Paramount Global	7.875%	7/30/2030	225,000	234,978
Total				1,678,233

Mining 1.61%
Anglo American Capital PLC (United Kingdom)†(b)	4.50%	3/15/2028	200,000	200,079
Anglo American Capital PLC (United Kingdom)†(b)	4.625%	3/19/2031	200,000	197,829
Anglo American Capital PLC (United Kingdom)†(b)	4.75%	4/10/2027	200,000	200,253
First Quantum Minerals Ltd. (Canada)†(b)	8.625%	6/1/2031	400,000	415,238
Freeport Indonesia PT (Indonesia)(b)	4.763%	4/14/2027	400,000	401,131
Glencore Funding LLC†	5.186%	4/1/2030	268,000	271,835
Glencore Funding LLC†	5.371%	4/4/2029	366,000	373,716
Glencore Funding LLC†	6.125%	10/6/2028	85,000	87,987
Glencore Funding LLC†	6.375%	10/6/2030	176,000	186,783
Stillwater Mining Co.	4.00%	11/16/2026	200,000	198,502
Total				2,533,353

Miscellaneous Manufacturing 0.61%
Eaton Corp.	3.95%	3/6/2029	200,000	198,055
Entegris, Inc.†	4.75%	4/15/2029	305,000	301,705
Hillenbrand, Inc.	6.25%	2/15/2029	253,000	234,603

92	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Miscellaneous Manufacturing (continued)
Trinity Industries, Inc.†	7.75%	7/15/2028	$218,000	$223,593
Total				957,956

Oil & Gas 6.62%
Aethon United BR LP/Aethon United Finance Corp.†	7.50%	10/1/2029	480,000	500,904
Antero Resources Corp.†	5.375%	3/1/2030	301,000	302,681
APA Corp.	4.375%	10/15/2028	415,000	417,108
Ascent Resources Utica Holdings LLC/ARU Finance Corp.†	5.875%	6/30/2029	80,000	79,970
California Resources Corp.†	8.25%	6/15/2029	134,000	140,265
Chord Energy Corp.†	6.00%	10/1/2030	137,000	138,899
CITGO Petroleum Corp.†	8.375%	1/15/2029	450,000	464,971
Continental Resources, Inc.†	2.268%	11/15/2026	661,000	650,478
Continental Resources, Inc.	4.375%	1/15/2028	209,000	207,656
Continental Resources, Inc.†	5.75%	1/15/2031	319,000	325,233
Coterra Energy, Inc.	3.90%	5/15/2027	300,000	297,938
Coterra Energy, Inc.	4.375%	3/15/2029	76,000	75,734
Crescent Energy Finance LLC†	7.75%	7/31/2029	78,000	78,636
Crescent Energy Finance LLC†	9.75%	10/15/2030	155,000	166,718
Devon Energy Corp.	5.25%	10/15/2027	225,000	225,089
Ecopetrol SA (Colombia)(b)	8.625%	1/19/2029	395,000	417,746
EQT Corp.†	3.125%	5/15/2026	243,000	242,521
EQT Corp.	4.50%	1/15/2029	23,000	22,950
EQT Corp.	7.50%	6/1/2030	61,000	66,447
Expand Energy Corp.	5.375%	2/1/2029	99,000	98,951
Expand Energy Corp.	5.375%	3/15/2030	111,000	111,973
Expand Energy Corp.†	5.875%	2/1/2029	306,000	306,206
Expand Energy Corp.†	6.75%	4/15/2029	278,000	278,200
Gulfport Energy Operating Corp.†	6.75%	9/1/2029	197,000	201,722
Helmerich & Payne, Inc.(d)	4.65%	12/1/2027	102,000	102,139
Helmerich & Payne, Inc.	4.85%	12/1/2029	23,000	23,022
HF Sinclair Corp.	5.00%	2/1/2028	361,000	361,228
Medco Laurel Tree Pte. Ltd. (Singapore)(b)	6.95%	11/12/2028	200,000	199,388
Occidental Petroleum Corp.	6.625%	9/1/2030	28,000	30,123
Occidental Petroleum Corp.	7.50%	5/1/2031	39,000	43,426
Occidental Petroleum Corp.	8.875%	7/15/2030	220,000	250,542
Permian Resources Operating LLC†	5.875%	7/1/2029	164,000	164,284
Permian Resources Operating LLC†	8.00%	4/15/2027	326,000	326,461
Petrobras Global Finance BV (Netherlands)(b)	5.125%	9/10/2030	265,000	259,992
Petroleos Mexicanos (Mexico)(b)	8.75%	6/2/2029	150,000	157,778

See Notes to Schedule of Investments.	93

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
SM Energy Co.†	5.00%	10/15/2026	$550,000	$549,381
SM Energy Co.	6.50%	7/15/2028	132,000	132,410
SM Energy Co.	6.625%	1/15/2027	80,000	80,048
SM Energy Co.	6.75%	9/15/2026	477,000	477,553
SM Energy Co.†	8.375%	7/1/2028	291,000	299,171
Sunoco LP†	5.875%	7/15/2027	80,000	80,000
Sunoco LP†	7.00%	5/1/2029	117,000	120,230
Sunoco LP/Sunoco Finance Corp.†	7.00%	9/15/2028	63,000	64,485
Tengizchevroil Finance Co. International Ltd.†	3.25%	8/15/2030	200,000	184,929
Tengizchevroil Finance Co. International Ltd.	4.00%	8/15/2026	300,000	299,276
TGNR Intermediate Holdings LLC†	5.50%	10/15/2029	200,000	195,703
Viper Energy Partners LLC	4.90%	8/1/2030	169,000	169,204
Total				10,389,769

Oil & Gas Services 0.21%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.	4.05%	3/11/2029	98,000	97,522
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.	4.35%	6/15/2031	168,000	165,837
USA Compression Partners LP/USA Compression Finance Corp.†	7.125%	3/15/2029	70,000	71,664
Total				335,023

Packaging & Containers 0.03%
Mauser Packaging Solutions Holding Co.†	7.875%	4/15/2027	48,000	46,140

Pharmaceuticals 1.24%
Bayer U.S. Finance II LLC†	4.375%	12/15/2028	646,000	639,635
Bayer U.S. Finance LLC†	6.125%	11/21/2026	200,000	201,849
Bayer U.S. Finance LLC†	6.375%	11/21/2030	400,000	420,758
HLF Financing SARL LLC/Herbalife International, Inc.†	12.25%	4/15/2029	209,000	223,002
Organon & Co./Organon Foreign Debt Co-Issuer BV†	4.125%	4/30/2028	200,000	194,187
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(b)	3.15%	10/1/2026	267,000	264,507
Total				1,943,938

Pipelines 3.05%
Antero Midstream Partners LP/Antero Midstream Finance Corp.†	5.375%	6/15/2029	305,000	304,196
Buckeye Partners LP	3.95%	12/1/2026	181,000	179,282
Buckeye Partners LP†	6.875%	7/1/2029	80,000	82,382

94	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Pipelines (continued)
Cheniere Energy Partners LP	4.00%	3/1/2031	$64,000	$61,472
Columbia Pipelines Holding Co. LLC†	6.042%	8/15/2028	109,000	112,560
Columbia Pipelines Holding Co. LLC†	6.055%	8/15/2026	269,000	270,244
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	7.125%	6/1/2028	90,000	90,273
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	8.625%	3/15/2029	317,000	328,177
DT Midstream, Inc.†	4.125%	6/15/2029	436,000	426,953
DT Midstream, Inc.†	4.375%	6/15/2031	118,000	113,782
Energy Transfer LP†	6.00%	2/1/2029	360,000	362,878
Energy Transfer LP†	7.375%	2/1/2031	165,000	171,178
Genesis Energy LP/Genesis Energy Finance Corp.	8.25%	1/15/2029	305,000	315,346
Harvest Midstream I LP†	7.50%	9/1/2028	65,000	65,666
Hess Midstream Operations LP†	5.125%	6/15/2028	145,000	144,646
Hess Midstream Operations LP†	5.875%	3/1/2028	129,000	129,904
Kinetik Holdings LP†	6.625%	12/15/2028	260,000	264,533
South Bow USA Infrastructure Holdings LLC	4.911%	9/1/2027	197,000	197,876
South Bow USA Infrastructure Holdings LLC	5.026%	10/1/2029	151,000	152,016
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.†	7.375%	2/15/2029	32,000	32,939
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.00%	1/15/2028	28,000	27,996
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.50%	3/1/2030	394,000	397,799
Western Midstream Operating LP	4.75%	8/15/2028	65,000	65,204
Western Midstream Operating LP	4.80%	3/1/2031	71,000	70,321
Western Midstream Operating LP	6.35%	1/15/2029	39,000	40,621
Western Midstream Operating LP†	7.25%	4/1/2030	256,000	269,707
Whistler Pipeline LLC†	5.40%	9/30/2029	111,000	113,795
Total				4,791,746

REITS 2.61%
Apollo Commercial Real Estate Finance, Inc.†	4.625%	6/15/2029	225,000	223,315
Crown Castle, Inc.	3.65%	9/1/2027	40,000	39,533
Crown Castle, Inc.	4.80%	9/1/2028	70,000	70,385
Crown Castle, Inc.	5.00%	1/11/2028	74,000	74,556
EPR Properties	3.75%	8/15/2029	65,000	62,299
EPR Properties	4.50%	6/1/2027	148,000	147,414
EPR Properties	4.75%	12/15/2026	171,000	170,935
EPR Properties	4.75%	11/15/2030	206,000	201,153
Equinix Europe 2 Financing Corp. LLC	4.60%	11/15/2030	107,000	106,050

See Notes to Schedule of Investments.	95

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
REITS (continued)
GLP Capital LP/GLP Financing II, Inc.	5.30%	1/15/2029	$295,000	$298,451
Iron Mountain, Inc.†	4.875%	9/15/2027	103,000	102,871
Iron Mountain, Inc.†	5.25%	3/15/2028	186,000	185,276
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.25%	2/1/2027	138,000	136,418
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.75%	6/15/2029	404,000	391,812
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	7.00%	7/15/2031	91,000	94,131
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer†	5.875%	10/1/2028	150,000	149,444
Prologis Targeted U.S. Logistics Fund LP†	4.25%	1/15/2031	165,000	161,521
Starwood Property Trust, Inc.†	3.625%	7/15/2026	90,000	89,500
VICI Properties LP/VICI Note Co., Inc.†	3.75%	2/15/2027	178,000	176,689
VICI Properties LP/VICI Note Co., Inc.†	3.875%	2/15/2029	431,000	418,983
VICI Properties LP/VICI Note Co., Inc.†	4.25%	12/1/2026	122,000	121,687
VICI Properties LP/VICI Note Co., Inc.†	4.50%	9/1/2026	180,000	179,813
VICI Properties LP/VICI Note Co., Inc.†	4.625%	12/1/2029	169,000	166,201
Vornado Realty LP	2.15%	6/1/2026	161,000	160,102
WEA Finance LLC†	2.875%	1/15/2027	117,000	115,577
WEA Finance LLC†	3.50%	6/15/2029	62,000	59,968
Total				4,104,084

Retail 0.60%
7-Eleven, Inc.†	1.80%	2/10/2031	130,000	112,578
Brinker International, Inc.†	8.25%	7/15/2030	370,000	388,247
Dick’s Sporting Goods, Inc.†	4.00%	10/1/2029	103,000	100,264
EG Global Finance PLC (United Kingdom)†(b)	12.00%	11/30/2028	200,000	214,093
Murphy Oil USA, Inc.	5.625%	5/1/2027	128,000	128,146
Total				943,328

Semiconductors 0.65%
Foundry JV Holdco LLC†	5.90%	1/25/2030	740,000	766,207
Intel Corp.	2.45%	11/15/2029	64,000	59,478
Microchip Technology, Inc.	5.05%	3/15/2029	106,000	107,556
Microchip Technology, Inc.	5.05%	2/15/2030	92,000	92,821
Total				1,026,062

Shipbuilding 0.09%
Huntington Ingalls Industries, Inc.	2.043%	8/16/2028	143,000	135,530

96	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Software 1.20%
Fidelity National Information Services, Inc.	3.75%	5/21/2029	$108,000	$104,884
Fiserv, Inc.	4.55%	2/15/2031	26,000	25,470
Fiserv, Inc.	5.35%	3/15/2031	39,000	39,404
Fiserv, Inc.	5.45%	3/2/2028	82,000	83,204
MSCI, Inc.†	3.625%	9/1/2030	67,000	63,361
MSCI, Inc.†	4.00%	11/15/2029	164,000	159,363
Oracle Corp.	4.45%	9/26/2030	531,000	511,850
Oracle Corp.	4.55%	2/4/2029	243,000	239,977
Oracle Corp.	4.95%	2/4/2031	281,000	275,037
ROBLOX Corp.†	3.875%	5/1/2030	156,000	146,694
SS&C Technologies, Inc.†	5.50%	9/30/2027	235,000	235,334
Total				1,884,578

Telecommunications 1.31%
AT&T Mobility LLC	7.125%	12/15/2031	315,000	345,922
Deutsche Telekom International Finance BV (Netherlands)(b)	8.75%	6/15/2030	187,000	214,835
Frontier Communications Holdings LLC†	5.00%	5/1/2028	231,000	231,089
Frontier Communications Holdings LLC	5.875%	11/1/2029	440,620	443,569
Frontier Communications Holdings LLC†	6.00%	1/15/2030	256,000	257,695
Frontier Communications Holdings LLC†	6.75%	5/1/2029	162,000	162,307
Frontier Communications Holdings LLC†	8.75%	5/15/2030	72,000	73,933
Sprint Capital Corp.	6.875%	11/15/2028	205,000	216,790
Telefonica Europe BV (Netherlands)(b)	8.25%	9/15/2030	101,000	114,529
Total				2,060,669

Toys/Games/Hobbies 0.82%
Hasbro, Inc.	3.90%	11/19/2029	453,000	442,278
Hasbro, Inc.	4.65%	3/12/2031	34,000	33,588
Mattel, Inc.†	3.75%	4/1/2029	227,000	219,607
Mattel, Inc.	5.00%	11/17/2030	254,000	252,528
Mattel, Inc.†	5.875%	12/15/2027	338,000	337,999
Total				1,286,000

Transportation 0.54%
Fedex Freight Holding Co., Inc.†	4.65%	3/15/2031	30,000	29,499
GXO Logistics, Inc.	6.25%	5/6/2029	215,000	223,057
Rumo Luxembourg SARL (Luxembourg)(b)	5.25%	1/10/2028	200,000	196,449
XPO, Inc.†	6.25%	6/1/2028	390,000	395,555
Total				844,560

See Notes to Schedule of Investments.	97

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Trucking & Leasing 0.42%
FTAI Aviation Investors LLC†	5.50%		5/1/2028	$334,000	$334,166
GATX Corp.	5.40%		3/15/2027	50,000	50,377
Penske Truck Leasing Co. LP/PTL Finance Corp.†	4.20%		4/1/2027	271,000	270,324
Total					654,867

Water 0.12%
Nova Securitisation SARL (Luxembourg)†(b)	5.75%		2/3/2031	200,000	193,746
Total Corporate Bonds (cost $94,472,028)					94,599,201

FLOATING RATE LOANS(e) 2.98%

Airlines 0.47%
American Airlines, Inc. 2017 1st Lien Term Loan	5.521% (3 mo. USD Term SOFR + 1.75%	)	1/29/2027	635,053	632,160
American Airlines, Inc. 2025 Term Loan	5.918% (3 mo. USD Term SOFR + 2.25%	)	4/20/2028	101,012	100,255
Total					732,415

Biotechnology 0.21%
RPI Intermediate Finance Partnership LP 2025 Term Loan	5.143% (1 mo. USD Term SOFR + 1.38%	)	2/4/2030	342,297	333,311	(f)

Diversified Financial Services 0.25%
Corpay Technologies Operating Co. LLC Term Loan B5	5.418% (1 mo. USD Term SOFR + 1.75%	)	4/28/2028	331,235	331,407
Setanta Aircraft Leasing DAC 2024 Term Loan B (Ireland)(b)	5.45% (3 mo. USD Term SOFR + 1.75%	)	11/5/2028	65,679	66,038
Total					397,445

Health Care Products 0.10%
Medline Borrower LP 2025 Incremental Term Loan B	–	(g)	10/23/2030	89,774	89,984
Medline Borrower LP 2025 Term Loan B	5.418% (1 mo. USD Term SOFR + 1.75%	)	10/23/2028	62,289	62,453
Total					152,437

Leisure Time 0.20%
Peloton Interactive, Inc. 2024 Term Loan B	9.168% (1 mo. USD Term SOFR + 5.50%	)	5/30/2029	317,730	319,020

98	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Machinery: Diversified 0.16%
CPM Holdings, Inc. 2023 Term Loan	–	(g)	9/28/2028	$249,362	$249,852

Media 0.19%
Charter Communications Operating LLC 2023 Term Loan B4	5.661% (3 mo. USD Term SOFR + 2.00%	)	12/7/2030	151,328	151,359
Telenet Financing USD LLC 2020 USD Term Loan AR	5.787% (1 mo. USD Term SOFR + 2.00%	)	4/28/2028	149,999	148,468
Total					299,827

Oil & Gas 0.18%
Hilcorp Energy I LP Term Loan B	5.425% (1 mo. USD Term SOFR + 1.75%	)	2/11/2030	282,744	283,097

Pipelines 0.30%
Venture Global Plaquemines LNG LLC 2024 Contingency Reserve Delayed Draw Term Loan	5.893% (1 mo. USD Term SOFR + 2.23%	)	5/25/2029	34,696	34,718
Venture Global Plaquemines LNG LLC Base Term Loan	–	(g)	5/25/2029	434,248	433,436
Total					468,154

Retail 0.41%
KFC Holding Co. 2021 Term Loan B	5.544% (1 mo. USD Term SOFR + 1.75%	)	3/15/2028	319,865	321,464
Kodiak Building Partners, Inc. 2024 Term Loan B	9.50% (PRIME rate + 2.75%	)	12/4/2031	320,000	320,426
Total					641,890

Software 0.51%
Clearwater Analytics LLC 2025 Term Loan B	5.675% (1 mo. USD Term SOFR + 2.00%	)	4/21/2032	129,674	129,715
Press Ganey Holdings, Inc. 2025 Repriced Term Loan B	6.668% (1 mo. USD Term SOFR + 3.00%	)	4/30/2031	476,859	476,680
RealPage, Inc. 1st Lien Term Loan	6.961% (3 mo. USD Term SOFR + 3.00%	)	4/24/2028	203,932	195,832
Total					802,227
Total Floating Rate Loans (cost $4,705,933)					4,679,675

See Notes to Schedule of Investments.	99

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
FOREIGN GOVERNMENT OBLIGATIONS(b)2.24%

Colombia 0.25%
Colombia Government International Bonds	5.375%		1/21/2029	$400,000	$396,800

Dominican Republic 0.29%
Dominican Republic International Bonds	5.50%		2/22/2029	150,000	149,093
Dominican Republic International Bonds	5.95%		1/25/2027	230,000	231,759
Dominican Republic International Bonds	8.625%		4/20/2027	66,667	67,795
Total					448,647

Hungary 0.26%
Hungary Government International Bonds	5.25%		6/16/2029	200,000	200,720
Hungary Government International Bonds†	5.375%		9/26/2030	200,000	201,640
Total					402,360

Kazakhstan 0.39%
Baiterek National Investment Holding JSC†	5.45%		5/8/2028	200,000	201,716
Development Bank of Kazakhstan JSC†	5.25%		10/23/2029	200,000	202,783
Development Bank of Kazakhstan JSC†	5.625%		4/7/2030	200,000	204,818
Total					609,317

Mexico 0.34%
Eagle Funding Luxco SARL†	5.50%		8/17/2030	525,000	528,413

Panama 0.04%
Panama Government International Bonds	8.875%		9/30/2027	59,000	62,767

Romania 0.67%
Romania Government International Bonds	5.25%		11/25/2027	376,000	375,680
Romania Government International Bonds†	5.75%		9/16/2030	170,000	169,609
Romania Government International Bonds†	5.875%		1/30/2029	270,000	272,163
Romania Government International Bonds	6.625%		2/17/2028	238,000	243,312
Total					1,060,764
Total Foreign Government Obligations (cost $3,508,245)					3,509,068

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.03%
Government National Mortgage Association Series 2014-78 IO(h)	Zero Coupon	#(i)	3/16/2056	7,885	0
Government National Mortgage Association Series 2017-23 Class AB	2.60%		12/16/2057	9,957	8,846
Government National Mortgage Association Series 2017-44 Class AD	2.65%		11/17/2048	4,448	4,321

100	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Government National Mortgage Association Series 2017-53 Class B	2.75%		3/16/2050	$21,808	$19,724
Government National Mortgage Association Series 2017-61 Class A	2.60%		8/16/2058	5,859	5,553
Government National Mortgage Association Series 2017-76 Class AS	2.65%		11/16/2050	12,373	10,975
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $54,195)					49,419

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 3.74%
Federal Home Loan Mortgage Corp.	5.359% (30 day USD SOFR Average + 2.18%	)#	8/1/2055	58,890	59,765
Federal Home Loan Mortgage Corp.	5.425% (30 day USD SOFR Average + 2.08%	)#	10/1/2055	92,636	93,314
Federal Home Loan Mortgage Corp.	5.508% (30 day USD SOFR Average + 2.29%	)#	7/1/2055	161,642	164,055
Federal Home Loan Mortgage Corp.	5.634% (30 day USD SOFR Average + 2.13%	)#	8/1/2055	90,807	92,371
Federal Home Loan Mortgage Corp.	5.86% (30 day USD SOFR Average + 2.11%	)#	5/1/2055	114,235	116,755
Federal Home Loan Mortgage Corp.	5.992% (30 day USD SOFR Average + 2.32%	)#	8/1/2054	57,840	59,300
Federal National Mortgage Association	5.465% (30 day USD SOFR Average + 2.03%	)#	10/1/2055	34,484	34,848
Federal National Mortgage Association	5.525% (30 day USD SOFR Average + 2.11%	)#	10/1/2053	20,963	21,355
Federal National Mortgage Association	5.719% (30 day USD SOFR Average + 2.20%	)#	8/1/2055	134,632	137,434
Federal National Mortgage Association	5.885% (30 day USD SOFR Average + 2.13%	)#	2/1/2054	34,393	35,245
Federal National Mortgage Association	5.984% (30 day USD SOFR Average + 2.16%	)#	9/1/2055	464,065	476,772
Government National Mortgage Association 7.00%			4/20/2054 - 9/20/2054	1,142,710	1,190,286
Uniform Mortgage-Backed Security(j)	4.50%		TBA	1,070,000	1,061,872
Uniform Mortgage-Backed Security(j)	5.00%		TBA	2,247,000	2,261,918
Uniform Mortgage-Backed Security(j)	5.50%		TBA	73,000	74,370
Total Government Sponsored Enterprises Pass-Throughs (cost $5,892,750)					5,879,660

See Notes to Schedule of Investments.	101

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
MUNICIPAL BONDS 0.14%

Health Care 0.14%
Oklahoma Development Finance Authority - OU Medicine Obligated Group (cost $218,344)	5.45%		8/15/2028	$220,000	$218,909

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 9.05%
ALA Trust Series 2025-OANA Class A†	5.416% (1 mo. USD Term SOFR + 1.74%	)#	6/15/2040	80,000	80,325
ARES Commercial Mortgage Trust Series 2026-AZURE Class A†	5.00% (1 mo. USD Term SOFR + 1.35%	)#	3/15/2038	130,000	129,993
Bank Series 2019-BN18 Class A4	3.584%		5/15/2062	245,000	236,001
Bank5 Series 2024-5YR11 Class A3	5.893%		11/15/2057	140,000	145,439
Bank5 Series 2024-5YR8 Class A3	5.884%		8/15/2057	320,000	331,991
Bank5 Series 2025-5YR14 Class A3	5.646%		4/15/2058	670,000	692,777
BBCMS Mortgage Trust Series 2024-5C29 Class A2	4.738%		9/15/2057	198,711	199,520
BBCMS Mortgage Trust Series 2025-5C33 Class A4	5.839%		3/15/2058	100,000	104,025
BBCMS Mortgage Trust Series 2025-5C34 Class A3	5.659%		5/15/2058	180,000	186,120
Benchmark Mortgage Trust Series 2018-B2 Class A5	3.882%	#(i)	2/15/2051	70,000	69,025
Benchmark Mortgage Trust Series 2019-B11 Class A5	3.542%		5/15/2052	100,000	96,748
Benchmark Mortgage Trust Series 2024-V11 Class A3	5.909%	#(i)	11/15/2057	340,000	353,383
Benchmark Mortgage Trust Series 2024-V7 Class A3	6.228%	#(i)	5/15/2056	90,000	93,844
Benchmark Mortgage Trust Series 2024-V9 Class A3	5.602%		8/15/2057	330,000	338,756
Benchmark Mortgage Trust Series 2025-V14 Class A4	5.66%		4/15/2057	240,000	248,039
Benchmark Mortgage Trust Series 2025-V16 Class A3	5.439%	#(i)	8/15/2058	160,000	164,372
Benchmark Mortgage Trust Series 2025-V18 Class A3	5.184%		10/15/2058	360,000	366,890
Benchmark Mortgage Trust Series 2026-V21 Class A3	5.127%		3/15/2031	470,000	476,726
BMO Mortgage Trust Series 2023-5C2 Class A3	7.055%	#(i)	11/15/2056	110,000	116,060
BMO Mortgage Trust Series 2024-5C8 Class A3	5.625%	#(i)	12/15/2057	220,000	226,527
BMO Mortgage Trust Series 2025-5C11 Class A3	5.669%		7/15/2058	210,000	217,174
BMO Mortgage Trust Series 2026-5C14 Class A3	5.209%		3/15/2059	240,000	244,277

102	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust Series 2024-XL4 Class A†	5.115% (1 mo. USD Term SOFR + 1.44%	)#	2/15/2039	$143,853	$144,194
BX Commercial Mortgage Trust Series 2025-BCAT Class A†	5.053% (1 mo. USD Term SOFR + 1.38%	)#	8/15/2042	124,577	124,744
BX Trust Series 2024-CNYN Class A†	5.114% (1 mo. USD Term SOFR + 1.44%	)#	4/15/2041	142,592	142,783
BX Trust Series 2025-ARIA Class A†	5.031%	#(i)	12/13/2042	100,000	100,636
BX Trust Series 2025-ROIC Class A†	4.816% (1 mo. USD Term SOFR + 1.14%	)#	3/15/2030	97,602	97,225
BX Trust Series 2025-TAIL Class A†	5.073% (1 mo. USD Term SOFR + 1.40%	)#	6/15/2035	100,000	100,132
BX Trust Series 2025-VOLT Class A†	5.373% (1 mo. USD Term SOFR + 1.70%	)#	12/15/2044	390,000	389,492
Cantor Commercial Real Estate Lending Series 2019-CF1 Class A4	3.523%		5/15/2052	240,000	232,901
CFCRE Commercial Mortgage Trust Series 2016-C6 Class XA(h)	1.194%	#(i)	11/10/2049	135,911	256
CFCRE Commercial Mortgage Trust Series 2016-C7 Class XA(h)	0.61%	#(i)	12/10/2054	164,428	295
Citigroup Commercial Mortgage Trust Series 2015-GC31 Class XA(h)	Zero Coupon	#(i)	6/10/2048	182,415	2
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class A5	3.616%		2/10/2049	80,336	79,801
Commercial Mortgage Pass-Through Certificates Series 2014-UBS5 Class XB1†(h)	0.088%	#(i)	9/10/2047	2,000,000	20
Commercial Mortgage Pass-Through Certificates Series 2016-CD1 Class XA(h)	1.331%	#(i)	8/10/2049	34,988	2
CONE Trust Series 2024-DFW1 Class A†	5.314% (1 mo. USD Term SOFR + 1.64%	)#	8/15/2041	100,000	99,423
Credit Suisse Mortgage Capital Certificates Trust Series 2014-USA Class X1†(h)	0.54%	#(i)	9/15/2037	978,382	7,923
CSAIL Commercial Mortgage Trust Series 2016-C6 Class XA(h)	1.663%	#(i)	1/15/2049	199,968	2
DBC Mortgage Trust Series 2025-DBC Class A†	5.023% (1 mo. USD Term SOFR + 1.35%	)#	11/15/2042	130,000	130,101
DBGS Mortgage Trust Series 2018-C1 Class A4	4.466%		10/15/2051	400,000	397,272
DBJPM Mortgage Trust Series 2016-C3 Class XA(h)	1.34%	#(i)	8/10/2049	140,972	40
DBWF Mortgage Trust Series 2016-85T Class XA†(h)	0.014%	#(i)	12/10/2036	3,140,000	824

See Notes to Schedule of Investments.	103

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA1 Class M2†	8.912% (30 day USD SOFR Average + 5.25%	)#	3/25/2042	$302,000	$312,659
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2 Class A1†	4.912% (30 day USD SOFR Average + 1.25%	)#	5/25/2044	230,935	231,131
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1 Class M1†	4.912% (30 day USD SOFR Average + 1.25%	)#	3/25/2044	38,210	38,194
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2025-DNA3 Class A1†	4.612% (30 day USD SOFR Average + 0.95%	)#	9/25/2045	104,625	104,465
Federal National Mortgage Association Connecticut Avenue Securities Series 2025-R02 Class 1A1†	4.662% (30 day USD SOFR Average + 1.00%	)#	2/25/2045	72,438	72,356
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R03 Class 2M1†	4.812% (30 day USD SOFR Average + 1.15%	)#	3/25/2044	46,963	46,929
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R06 Class 1A1†	4.812% (30 day USD SOFR Average + 1.15%	)#	9/25/2044	84,273	84,287
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R01 Class 1A1†	4.612% (30 day USD SOFR Average + 0.95%	)#	1/25/2045	94,920	94,730
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R01 Class 1M1†	4.762% (30 day USD SOFR Average + 1.10%	)#	1/25/2045	95,218	95,088
GS Mortgage Securities Corp. Trust Series 2017-485L Class XB†(h)	0.111%	#(i)	2/10/2037	1,590,000	1,457
GS Mortgage Securities Trust Series 2015-GS1 Class XB(h)	0.055%	#(i)	11/10/2048	973,200	58
GS Mortgage Securities Trust Series 2019-GSA1 Class A4	3.048%		11/10/2052	520,000	493,295
Hudson Yards Mortgage Trust Series 2025-SPRL Class A†	5.467%	#(i)	1/13/2040	170,000	174,102
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class A†	3.429%		6/10/2027	200,000	46,406

104	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4 Class XA(h)	0.517%	#(i)	12/15/2049	$712,197	$884
JP Morgan Chase Commercial Mortgage Securities Trust Series 2017-JP7 Class XA(h)	1.004%	#(i)	9/15/2050	647,498	5,419
JP Morgan Mortgage Trust Series 2025-NQM4 Class A1†	4.954%	#(i)	3/25/2066	157,674	157,133
JP Morgan Mortgage Trust Series 2025-NQM5 Class A1FC†	4.787%	(a)	5/25/2066	235,499	234,418
JP Morgan Mortgage Trust Series 2025-VIS3 Class A1†	5.062%	#(i)	2/25/2066	124,588	124,115
JP Morgan Mortgage Trust Series 2026-NQM1 Class A1FC†	4.601%	(a)	6/25/2066	185,218	184,043
JPMBB Commercial Mortgage Securities Trust Series 2015-C30 Class XA(h)	Zero Coupon	#(i)	7/15/2048	76,237	1
JPMDB Commercial Mortgage Securities Trust Series 2017-C5 Class A4	3.414%		3/15/2050	581,939	576,868
KIND Commercial Mortgage Trust Series 2024-1 Class A†	5.563% (1 mo. USD Term SOFR + 1.89%	)#	8/15/2041	110,000	110,091
LBA Trust Series 2024-7IND Class A†	5.116% (1 mo. USD Term SOFR + 1.44%	)#	10/15/2041	63,917	63,952
Morgan Stanley BAML Trust Series 2025-5C1 Class A3	5.635%		3/15/2058	200,000	206,535
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31 Class XA(h)	1.241%	#(i)	11/15/2049	663,574	1,098
Morgan Stanley Capital I Trust Series 2016-UB11 Class XB(h)	1.076%	#(i)	8/15/2049	1,000,000	935
Morgan Stanley Capital I Trust Series 2024-NSTB Class A†	3.90%	#(i)	9/24/2057	239,976	236,952
Morgan Stanley Residential Mortgage Loan Trust Series 2025-DSC3 Class A1†	4.912%	#(i)	9/25/2070	129,347	128,986
Morgan Stanley Residential Mortgage Loan Trust Series 2026-DSC1 Class A1FC†	4.617%	(a)	1/25/2071	138,622	138,144
OBX Trust Series 2025-NQM16 Class A1†	4.905%	#(i)	8/25/2065	104,798	104,352
OBX Trust Series 2025-NQM17 Class A1FC†	4.848%	(a)	8/25/2065	196,702	196,172
OBX Trust Series 2025-NQM20 Class A1†	5.021%	#(i)	10/25/2065	119,150	118,792
OBX Trust Series 2025-NQM21 Class A1FC†	4.917%	(a)	10/25/2065	214,302	213,894
ROCK Trust Series 2024-CNTR Class A†	5.388%		11/13/2041	100,000	101,743
SCG Trust Series 2025-SNIP Class A†	5.173% (1 mo. USD Term SOFR + 1.50%	)#	9/15/2042	170,000	170,252
SG Commercial Mortgage Securities Trust Series 2019-787E Class X†(h)	0.305%	#(i)	2/15/2041	4,149,000	35,208
Shops at Crystals Trust Series 2016-CSTL Class XB†(h)	0.203%	#(i)	7/5/2036	1,000,000	60

See Notes to Schedule of Investments.	105

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
SWCH Commercial Mortgage Trust Series 2025-DATA Class A†	5.115% (1 mo. USD Term SOFR + 1.44%	)#	2/15/2042	$170,000	$168,138
UBS Commercial Mortgage Trust Series 2018-C9 Class A4	4.117%	#(i)	3/15/2051	220,000	216,745
UBS Commercial Mortgage Trust Series 2019-C18 Class A4	3.035%		12/15/2052	20,000	18,845
Verus Securitization Trust Series 2025-10 Class A1FC†	5.017%	(a)	6/25/2070	81,393	81,333
Verus Securitization Trust Series 2025-12 Class A1FC†	4.858%	(a)	12/25/2070	97,726	97,454
Verus Securitization Trust Series 2025-8 Class A1†	4.869%	#(i)	9/25/2070	91,485	90,981
Verus Securitization Trust Series 2025-9 Class A1†	4.935%	#(i)	10/27/2070	182,174	181,419
Verus Securitization Trust Series 2026-1 Class A1FC†	4.743%	(a)	1/25/2071	98,387	97,957
Verus Securitization Trust Series 2026-2 Class A1FC†	4.507%	(a)	2/25/2071	133,785	132,746
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class XA(h)	1.824%	#(i)	8/15/2049	572,845	836
Wells Fargo Commercial Mortgage Trust Series 2019-C50 Class A5	3.729%		5/15/2052	30,000	29,100
Wells Fargo Commercial Mortgage Trust Series 2024-5C1 Class A3	5.928%		7/15/2057	310,000	320,799
Wells Fargo Commercial Mortgage Trust Series 2025-5C3 Class A3	6.096%		1/15/2058	340,000	355,995
Wells Fargo Commercial Mortgage Trust Series 2025-5C4 Class A3	5.673%		5/15/2058	340,000	351,385
Total Non-Agency Commercial Mortgage-Backed Securities (cost $14,366,459)					14,215,017

U.S. TREASURY OBLIGATIONS 2.28%
U.S. Treasury Notes	3.375%		12/31/2027	438,000	434,672
U.S. Treasury Notes	3.375%		2/29/2028	1,600,000	1,586,625
U.S. Treasury Notes	3.50%		12/15/2028	1,573,000	1,560,189
Total U.S. Treasury Obligations (cost $3,603,423)					3,581,486
Total Long-Term Investments (cost $158,225,092)					158,170,040

106	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 1.81%

REPURCHASE AGREEMENTS 1.75%
Repurchase Agreement dated 3/31/2026, 3.700% due 4/1/2026 with Barclays Capital, Inc. collateralized by $1,602,100 of U.S. Treasury Bond at 4.250% due 5/15/2035 value: $1,624,490; proceeds: $1,592,164 (cost $1,592,000)			$1,592,000	$1,592,000
Repurchase Agreement dated 3/31/2026, 3.250% due 4/1/2026 with Fixed Income Clearing Corp. collateralized by $457,500 of U.S. Treasury Note at 4.375% due 7/15/2027 value: $464,691; proceeds: $455,433 (cost $455,392)			455,392	455,392
Repurchase Agreement dated 3/31/2026, 3.540% due 4/1/2026 with JPMorgan Securities LLC collateralized by $705,900 of U.S. Treasury Note at 4.000% due 2/28/2030; value: $711,224; proceeds: $697,069 (cost $697,000)			697,000	697,000
Total Repurchase Agreements (cost $2,744,392)				2,744,392

TIME DEPOSITS 0.00%
CitiBank N.A.(k) (cost $10,502)			10,502	10,502

			Shares

MONEY MARKET FUNDS 0.06%
Fidelity Government Portfolio(k) (cost $94,517)			94,517	94,517
Total Short-Term Investments (cost $2,849,411)				2,849,411
Total Investments in Securities 102.51% (cost $161,074,503)				161,019,451
Other Assets and Liabilities – Net(l) (2.51)%				(3,948,798)
Net Assets 100.00%				$157,070,653

CMT	Constant Maturity Rate.
ICE	Intercontinental Exchange.
IO	Interest Only.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2026, the total value of Rule 144A securities was $87,469,799, which represents 55.69% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2026.
(a)	Step Bond - Security with a predetermined schedule of interest rate changes.
(b)	Foreign security traded in U.S. dollars.
(c)	Securities purchased on a when-issued basis.
(d)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.

See Notes to Schedule of Investments.	107

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2026

(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at March 31, 2026.
(f)	Level 3 Investment as described in Note 2(a) in the Notes to Schedule of Investments. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Generally accepted accounting principles in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(g)	Interest rate to be determined.
(h)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest-only securities do not receive principal payments on the underlying debt obligation(s).
(i)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(j)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(k)	Security was purchased with the cash collateral from loaned securities.
(l)	Other Assets and Liabilities - Net include net unrealized appreciation/(depreciation) on futures contracts, reverse repurchase agreements and swap contracts as follows:

Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers - Sell Protection at March 31, 2026(1):

Referenced Indexes/Issuers	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Value
CDX.NA.HY.S41(4)	Goldman Sachs	5.00%	12/20/2028	$377,190	$26,220	$(6,963)	$19,257
CDX.NA.IG.S42(4)	Goldman Sachs	1.00%	6/20/2029	2,113,000	36,480	460	36,940
CDX.NA.IG.S43(4)	Goldman Sachs	1.00%	12/20/2029	2,051,000	35,619	1,358	36,977
Oracle Corp.(4)	Goldman Sachs	1.00%	12/20/2027	350,000	2,323	(1,801)	522
Total					$100,642	$(6,946)	$93,696

Referenced Indexes/Issuers	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Value
Oracle Corp.(4)	Goldman Sachs	1.00%	12/20/2030	$80,000	$(1,305)	$(1,271)	$(2,576)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $1,818. Total unrealized depreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $10,035.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).

Centrally Cleared Interest Rate Swap Contracts at March 31, 2026:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Payments Upfront(1)	Unrealized Appreciation/ (Depreciation)	Value
Goldman Sachs(2)	3.585%	12-Month USD SOFR Index	10/16/2029	$4,300,000	$–	$735	$735

108	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2026

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Payments Upfront(1)	Unrealized Appreciation/ (Depreciation)	Value
Goldman Sachs(2)	12-Month USD SOFR Index	3.221%	12/31/2027	$9,400,000	$–	$(68,585)	$(68,585)
Goldman Sachs(2)	12-Month USD SOFR Index	3.266%	2/18/2029	5,500,000	–	(48,732)	(48,732)
Total					$–	$(117,317)	$(117,317)

SOFR	Secured Overnight Financing Rate.
(1)	Upfront payments paid (received) are presented net of amortization.
(2)	Central Clearinghouse: Chicago Mercantile Exchange (CME).

Futures Contracts at March 31, 2026:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	June 2026	159	Short	$(17,413,786)	$(17,200,570)	$213,216

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	June 2026	241	Long	$50,360,116	$49,994,320	$(365,796)

Reverse Repurchase Agreement Payables as of March 31, 2026:

Counterparty	Fair Value	Collateral Held by Counterparty	Interest Rate(1)	Trade Date	Maturity Date	Fair Value Including Accrued Interest(2)
Barclay’s Capital, Inc.	$1,592,000	$1,600,000 principal, U.S. Treasury Note at 3.375% due 2/28/2029, $1,592,139 fair value	3.150%	3/31/2026	4/1/2026	$1,592,139

(1)	The positive interest rate on the reverse repurchase agreement results in interest expense to the Fund.
(2)	Total fair value of reverse repurchase agreement is presented net of interest payable of $139.

See Notes to Schedule of Investments.	109

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2026

The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$31,230,135	$–	$31,230,135
Convertible Bonds	–	207,470	–	207,470
Corporate Bonds	–	94,599,201	–	94,599,201
Floating Rate Loans
Biotechnology	–	–	333,311	333,311
Remaining Industries	–	4,346,364	–	4,346,364
Foreign Government Obligations	–	3,509,068	–	3,509,068
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	49,419	–	49,419
Government Sponsored Enterprises Pass-Throughs	–	5,879,660	–	5,879,660
Municipal Bonds	–	218,909	–	218,909
Non-Agency Commercial Mortgage-Backed Securities	–	14,215,017	–	14,215,017
U.S. Treasury Obligations	–	3,581,486	–	3,581,486
Short-Term Investments
Repurchase Agreements	–	2,744,392	–	2,744,392
Time Deposits	–	10,502	–	10,502
Money Market Funds	94,517	–	–	94,517
Total	$94,517	$160,591,623	$333,311	$161,019,451
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$93,696	$–	$93,696
Liabilities	–	(2,576)	–	(2,576)
Centrally Cleared Interest Rate Swap Contracts
Assets	–	735	–	735
Liabilities	–	(117,317)	–	(117,317)
Futures Contracts
Assets	213,216	–	–	213,216
Liabilities	(365,796)	–	–	(365,796)
Reverse Repurchase Agreements
Asset	–	–	–	–
Liabilities	–	(1,592,139)	–	(1,592,139)
Total	$(152,580)	$(1,617,601)	$–	$(1,770,181)

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation and a summary of unobservable inputs as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

110	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 114.70%

ASSET-BACKED SECURITIES 10.78%

Automobiles 6.02%
AmeriCredit Automobile Receivables Trust Series 2022-2 Class C	5.32%	4/18/2028	$721,842	$724,765
BofA Auto Trust Series 2024-1A Class A3†	5.35%	11/15/2028	806,225	811,757
CarMax Auto Owner Trust Series 2023-1 Class B	4.98%	1/16/2029	2,130,000	2,145,140
CarMax Auto Owner Trust Series 2024-3 Class A3	4.89%	7/16/2029	1,415,000	1,424,966
CarMax Select Receivables Trust Series 2024-A Class A3	5.40%	11/15/2028	1,215,000	1,222,572
CarMax Select Receivables Trust Series 2025-B Class A3	4.12%	3/15/2030	1,515,000	1,510,790
Citizens Auto Receivables Trust Series 2024-2 Class A4†	5.26%	4/15/2031	1,675,000	1,698,760
CPS Auto Receivables Trust Series 2022-B Class E†	7.14%	10/15/2029	1,200,000	1,213,468
CPS Auto Receivables Trust Series 2024-A Class D†	6.13%	4/15/2030	1,005,000	1,020,439
CPS Auto Receivables Trust Series 2024-D Class C†	4.76%	1/15/2031	1,555,000	1,557,186
Drive Auto Receivables Trust Series 2025-2 Class A3	4.14%	9/15/2032	1,135,000	1,134,416
Exeter Automobile Receivables Trust Series 2023-3A Class D	6.68%	4/16/2029	870,000	886,317
Exeter Automobile Receivables Trust Series 2024-3A Class B	5.57%	9/15/2028	1,068,577	1,071,570
Exeter Automobile Receivables Trust Series 2024-4A Class C	5.48%	8/15/2030	688,000	695,743
Exeter Automobile Receivables Trust Series 2025-3A Class B	4.86%	2/15/2030	745,000	749,681
Ford Credit Auto Owner Trust Series 2021-1 Class A†	1.37%	10/17/2033	3,285,000	3,281,312
GM Financial Automobile Leasing Trust Series 2024-3 Class A3	4.21%	10/20/2027	1,584,319	1,585,024
GM Financial Automobile Leasing Trust Series 2026-1 Class A4	3.98%	1/22/2030	1,270,000	1,266,365
GM Financial Consumer Automobile Receivables Trust Series 2023-4 Class B	6.16%	4/16/2029	660,000	675,051
Huntington Auto Trust Series 2024-1A Class A3†	5.23%	1/16/2029	1,091,186	1,099,180
Hyundai Auto Lease Securitization Trust Series 2025-B Class B†	4.94%	8/15/2029	730,000	735,509

See Notes to Schedule of Investments.	111

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
LAD Auto Receivables Trust Series 2023-2A Class D†	6.30%		2/15/2031	$1,575,000	$1,598,686
Nissan Auto Lease Trust Series 2025-A Class A3	4.75%		3/15/2028	1,555,000	1,566,048
Santander Drive Auto Receivables Trust Series 2024-2 Class C	5.84%		6/17/2030	615,000	626,228
Santander Drive Auto Receivables Trust Series 2025-2 Class B	4.87%		5/15/2031	1,010,000	1,017,071
Santander Drive Auto Receivables Trust Series 2025-4 Class C	4.52%		1/15/2032	1,995,000	1,988,162
SBNA Auto Receivables Trust Series 2024-A Class A3†	5.32%		12/15/2028	520,816	522,079
Westlake Automobile Receivables Trust Series 2023-1A Class C†	5.74%		8/15/2028	922,451	925,155
Westlake Automobile Receivables Trust Series 2024-2A Class C†	5.68%		3/15/2030	1,535,000	1,555,265
World Omni Auto Receivables Trust Series 2024-B Class A3	5.27%		9/17/2029	1,577,090	1,589,835
World Omni Automobile Lease Securitization Trust Series 2025-A Class B	4.68%		5/15/2030	1,420,000	1,426,058
World Omni Select Auto Trust Series 2025-A Class A2A	4.14%		5/15/2030	793,425	793,784
Total					40,118,382

Credit Card 0.62%
Capital One Multi-Asset Execution Trust Series 2025-A3 Class A	4.65%		10/15/2037	328,000	324,747
First National Master Note Trust Series 2024-1 Class A	5.34%		5/15/2030	2,530,000	2,562,625
Mercury Financial Credit Card Master Trust Series 2024-2A Class A†	6.56%		7/20/2029	1,250,000	1,252,193
Total					4,139,565

Other 4.14%
AB BSL CLO 3 Ltd. Series 2021-3A Class BR†	5.218% (3 mo. USD Term SOFR + 1.55%	)#	4/20/2038	1,000,000	994,111
Affirm Master Trust Series 2025-3A Class A†	4.45%		10/16/2034	1,010,000	1,006,552
Affirm Master Trust Series 2026-1A Class A†	4.37%		2/15/2034	1,005,000	1,001,602
Avant Loans Funding Trust Series 2024-REV1 Class A†	5.92%		10/15/2033	1,240,000	1,241,965
BSPDF Issuer LLC Series 2026-FL3 Class A†	5.10% (1 mo. USD Term SOFR + 1.45%	)#	9/18/2043	680,000	678,295

112	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
BSPRT Issuer LLC Series 2025-FL12 Class A†	5.064% (1 mo. USD Term SOFR + 1.39%	)#	1/17/2043	$710,000	$709,797
Cajun Global LLC Series 2025-2A Class A2†	5.912%		11/20/2055	550,000	547,414
Cherry Securitization Trust Series 2025-1A Class A†	6.13%		11/15/2032	920,000	929,518
DLLAD LLC Series 2023-1A Class A4†	4.80%		6/20/2030	1,780,000	1,792,466
Driven Brands Funding LLC Series 2025-1A Class A2†	5.296%		10/20/2055	548,625	492,515
KKR CLO 35 Ltd. Series 35A Class BR†	5.268% (3 mo. USD Term SOFR + 1.60%	)#	1/20/2038	1,280,000	1,279,685
Lending Funding Trust Series 2020-2A Class A†	2.32%		4/21/2031	1,026,633	1,014,040
LoanCore Issuer Ltd. Series 2022-CRE7 Class A†	5.222% (30 day USD SOFR Average + 1.55%	)#	1/17/2037	205,161	205,078
LoanCore Issuer Ltd. Series 2025-CRE8 Class A†	5.063% (1 mo. USD Term SOFR + 1.39%	)#	8/17/2042	1,080,000	1,080,072
Mariner Finance Issuance Trust Series 2021-AA Class A†	1.86%		3/20/2036	1,464,931	1,448,322
PEAC Solutions Receivables LLC Series 2024-1A Class A3†	5.64%		11/20/2030	1,400,000	1,426,868
PEAC Solutions Receivables LLC Series 2024-2A Class A2†	4.74%		4/20/2027	383,621	384,273
PFP Ltd. Series 2026-13 Class A†	5.18% (1 mo. USD Term SOFR + 1.50%	)#	8/18/2043	1,070,000	1,071,505
PFS Financing Corp. Series 2023-B Class A†	5.27%		5/15/2028	865,000	866,200
RAD CLO 27 Ltd. Series 2024-27A Class A1†	4.992% (3 mo. USD Term SOFR + 1.32%	)#	1/15/2038	890,000	890,425
Regatta XXVIII Funding Ltd. Series 2024-2A Class A2†	5.418% (3 mo. USD Term SOFR + 1.75%	)#	4/25/2037	870,000	867,608
SEB Funding LLC Series 2026-1A Class A2†	6.665%		1/30/2056	1,310,000	1,302,779
Silver Point CLO 4 Ltd. Series 2024-4A Class A2†	5.502% (3 mo. USD Term SOFR + 1.83%	)#	4/15/2037	1,620,000	1,620,410
U.S. Bank C&I Credit-Linked Notes Series 2025-SUP2 Class B1†	4.818%		9/25/2032	526,436	522,807

See Notes to Schedule of Investments.	113

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Verdant Receivables LLC Series 2025-1A Class A3†	4.96%		5/12/2033	$2,525,000	$2,551,663
Warwick Capital CLO 6 Ltd. Series 2025-6A Class A1†	5.098% (3 mo. USD Term SOFR + 1.43%	)#	7/20/2038	1,665,000	1,665,872
Total					27,591,842
Total Asset-Backed Securities (cost $71,671,846)					71,849,789

				Shares

COMMON STOCKS 0.01%

Diversified Telecommunication Services 0.01%
Luxco Co. Ltd.*(a) (cost $54,808)				3,060	52,081

				Principal Amount

CORPORATE BONDS 40.93%

Aerospace/Defense 0.90%
ATI, Inc.	7.25%		8/15/2030	$626,000	649,571
Boeing Co.	6.528%		5/1/2034	647,000	705,075
Boeing Co.	6.858%		5/1/2054	568,000	625,638
Hexcel Corp.	5.875%		2/26/2035	1,077,000	1,106,292
Honeywell Aerospace, Inc.†	4.60%		3/16/2033	452,000	446,946
Honeywell Aerospace, Inc.†	4.95%		3/16/2036	466,000	462,546
Northrop Grumman Corp.	3.25%		1/15/2028	1,315,000	1,291,989
TransDigm, Inc.†	6.75%		1/31/2034	693,000	702,602
Total					5,990,659

Agriculture 0.58%
Altria Group, Inc.	4.875%		2/4/2028	1,136,000	1,145,925
BAT Capital Corp.	5.625%		8/15/2035	643,000	661,536
Imperial Brands Finance PLC (United Kingdom)†(b)	5.875%		7/1/2034	1,318,000	1,356,207
Japan Tobacco, Inc. (Japan)†(b)	5.85%		6/15/2035	697,000	731,680
Total					3,895,348

Airlines 0.49%
AS Mileage Plan IP Ltd. (Cayman Islands)†(b)	5.308%		10/20/2031	1,693,000	1,656,716
JetBlue Airways Corp./JetBlue Loyalty LP†	9.875%		9/20/2031	974,000	921,812
United Airlines Holdings, Inc.	4.875%		3/1/2029	674,000	660,912
Total					3,239,440

114	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Auto Manufacturers 0.78%
Ford Motor Credit Co. LLC	2.90%		2/10/2029	$901,000	$842,890
Ford Motor Credit Co. LLC	5.303%		9/6/2029	754,000	750,322
Ford Motor Credit Co. LLC	6.054%		11/5/2031	668,000	671,278
Ford Motor Credit Co. LLC	7.20%		6/10/2030	831,000	875,880
JB Poindexter & Co., Inc.†	8.75%		12/15/2031	618,000	627,159
Nissan Motor Acceptance Co. LLC†	7.05%		9/15/2028	918,000	932,867
Toyota Motor Credit Corp.	4.55%		9/20/2027	504,000	507,070
Total					5,207,466

Auto Parts & Equipment 0.19%
Clarios Global LP/Clarios U.S. Finance Co.†	6.75%		9/15/2032	635,000	640,480
ZF North America Capital, Inc.†	6.75%		4/23/2030	648,000	627,317
Total					1,267,797

Banks 6.19%
ABN AMRO Bank NV (Netherlands)†(b)	3.324% (5 yr. CMT + 1.90%	)#	3/13/2037	800,000	714,389
Banco de Credito del Peru SA (Peru)†(b)	5.65% (5 yr. CMT + 1.96%	)#	1/15/2037	1,080,000	1,055,160
Bank of America Corp.	2.087% (SOFR + 1.06%	)#	6/14/2029	2,750,000	2,616,859
Bank of America Corp.	3.97% (3 mo. USD Term SOFR + 1.33%	)#	3/5/2029	3,996,000	3,961,048
BankUnited, Inc.	5.125%		6/11/2030	1,140,000	1,136,521
Citigroup, Inc.	3.887% (3 mo. USD Term SOFR + 1.82%	)#	1/10/2028	1,186,000	1,180,449
Citigroup, Inc.	3.98% (3 mo. USD Term SOFR + 1.60%	)#	3/20/2030	2,173,000	2,138,457
Citizens Financial Group, Inc.	5.718% (SOFR + 1.91%	)#	7/23/2032	1,956,000	2,011,190
First Citizens BancShares, Inc.	5.60% (5 yr. CMT + 1.85%	)#	9/5/2035	1,324,000	1,295,705
Goldman Sachs Group, Inc.	2.383% (SOFR + 1.25%	)#	7/21/2032	1,193,000	1,053,552
Goldman Sachs Group, Inc.	5.065% (SOFR + 1.19%	)#	1/21/2037	570,000	557,486
JPMorgan Chase & Co.	3.54% (3 mo. USD Term SOFR + 1.64%	)#	5/1/2028	1,436,000	1,422,983
JPMorgan Chase & Co.	5.193% (SOFR + 1.30%	)#	2/5/2037	1,669,000	1,640,693
JPMorgan Chase & Co.	5.294% (SOFR + 1.46%	)#	7/22/2035	739,000	748,400

See Notes to Schedule of Investments.	115

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
JPMorgan Chase & Co.	5.576% (SOFR + 1.64%	)#	7/23/2036	$759,000	$768,921
Macquarie Group Ltd. (Australia)†(b)	4.654% (3 mo. USD Term SOFR + 1.99%	)#	3/27/2029	1,500,000	1,502,404
Morgan Stanley	2.239% (SOFR + 1.18%	)#	7/21/2032	1,171,000	1,025,591
Morgan Stanley	5.297% (SOFR + 2.62%	)#	4/20/2037	907,000	905,292
Morgan Stanley	5.32% (SOFR + 1.56%	)#	7/19/2035	713,000	715,711
PNC Financial Services Group, Inc.	5.676% (SOFR + 1.90%	)#	1/22/2035	916,000	942,595
Truist Financial Corp.	5.711% (SOFR + 1.92%	)#	1/24/2035	1,332,000	1,374,447
U.S. Bancorp	4.839% (SOFR + 1.60%	)#	2/1/2034	1,407,000	1,391,238
U.S. Bancorp	5.678% (SOFR + 1.86%	)#	1/23/2035	1,349,000	1,393,765
UBS Group AG (Switzerland)†(b)	1.494% (1 yr. CMT + 0.85%	)#	8/10/2027	1,717,000	1,698,593
UBS Group AG (Switzerland)†(b)	4.703% (1 yr. CMT + 2.05%	)#	8/5/2027	869,000	869,287
UBS Group AG (Switzerland)†(b)	4.988% (1 yr. CMT + 2.40%	)#	8/5/2033	757,000	753,714
UBS Group AG (Switzerland)†(b)	6.327% (1 yr. CMT + 1.60%	)#	12/22/2027	662,000	670,862
Wells Fargo & Co.	2.393% (SOFR + 2.10%	)#	6/2/2028	3,925,000	3,831,681
Wells Fargo & Co.	3.584% (3 mo. USD Term SOFR + 1.57%	)#	5/22/2028	1,873,000	1,855,635
Total					41,232,628

Biotechnology 0.70%
Amgen, Inc.	5.15%		3/2/2028	1,618,000	1,642,428
Genmab AS/Genmab Finance LLC (Denmark)†(b)	6.25%		12/15/2032	641,000	657,638
Regeneron Pharmaceuticals, Inc.	2.80%		9/15/2050	1,309,000	793,044
Royalty Pharma PLC	5.40%		9/2/2034	1,585,000	1,598,819
Total					4,691,929

116	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Building Materials 0.19%
EMRLD Borrower LP/Emerald Co-Issuer, Inc.†	6.75%	7/15/2031	$651,000	$670,023
Smyrna Ready Mix Concrete LLC†	6.00%	11/1/2028	631,000	626,635
Total				1,296,658

Chemicals 0.39%
Celanese U.S. Holdings LLC	7.00%	2/15/2031	1,286,000	1,321,441
OCP SA (Malaysia)(b)	6.75%	5/2/2034	617,000	642,492
Rain Carbon, Inc.†	12.25%	9/1/2029	645,000	664,414
Total				2,628,347

Coal 0.10%
SunCoke Energy, Inc.†	4.875%	6/30/2029	709,000	640,485

Commercial Services 0.71%
Allied Universal Holdco LLC†	7.875%	2/15/2031	633,000	653,183
CompoSecure Holdings LLC†	5.625%	2/1/2033	661,000	646,240
EquipmentShare.com, Inc.†	9.00%	5/15/2028	883,000	913,182
Global Payments, Inc.	2.90%	11/15/2031	1,102,000	967,111
Herc Holdings, Inc.†(c)	7.25%	6/15/2033	562,000	576,383
Rentokil Terminix Funding LLC†	5.625%	4/28/2035	956,000	963,158
Total				4,719,257

Computers 0.18%
Gartner, Inc.†	4.50%	7/1/2028	1,188,000	1,168,365

Cosmetics/Personal Care 0.28%
Kenvue, Inc.	5.10%	3/22/2043	1,041,000	983,774
Opal Bidco SAS (France)†(b)	6.50%	3/31/2032	901,000	902,414
Total				1,886,188

Diversified Financial Services 2.27%
Aircastle Ltd.†	2.85%	1/26/2028	1,114,000	1,079,820
Aircastle Ltd.†	6.50%	7/18/2028	998,000	1,035,233
Atlas Warehouse Lending Co. LP†	4.95%	11/15/2030	1,135,000	1,114,527
Aviation Capital Group LLC†	4.875%	1/28/2033	426,000	411,615
Aviation Capital Group LLC†	6.375%	7/15/2030	1,471,000	1,549,937
Aviation Capital Group LLC†	6.75%	10/25/2028	594,000	622,018
Avolon Holdings Funding Ltd. (Ireland)†(b)	2.528%	11/18/2027	133,000	128,535
Avolon Holdings Funding Ltd. (Ireland)†(b)	6.375%	5/4/2028	470,000	483,929
Citadel Securities Global Holdings LLC†	6.20%	6/18/2035	1,656,000	1,695,290
Jane Street Group/JSG Finance, Inc.†	6.75%	5/1/2033	798,000	810,192

See Notes to Schedule of Investments.	117

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
LPL Holdings, Inc.†	4.00%		3/15/2029	$1,291,000	$1,254,558
LPL Holdings, Inc.	5.75%		6/15/2035	747,000	744,399
Muthoot Finance Ltd. (India)(b)	6.375%		4/23/2029	750,000	746,076
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027	913,000	910,679
Nuveen LLC†	5.85%		4/15/2034	936,000	967,410
OneMain Finance Corp.	7.50%		5/15/2031	458,000	460,737
Osaic Holdings, Inc.†	6.75%		8/1/2032	644,000	644,557
Takeoff Merger Sub, Inc.†	5.50%		3/24/2036	451,000	444,508
Total					15,104,020

Electric 4.48%
AEP Texas, Inc.	5.20%		4/15/2036	663,000	652,287
AES Corp.†	3.95%		7/15/2030	1,193,000	1,141,232
Appalachian Power Co.	5.65%		4/1/2034	1,003,000	1,032,353
Capital Power U.S. Holdings, Inc.†	6.189%		6/1/2035	1,259,000	1,291,635
Comision Federal de Electricidad (Mexico)†(b)	6.045%		1/28/2034	357,000	346,415
Comision Federal de Electricidad (Mexico)(b)	6.45%		1/24/2035	666,000	664,577
Constellation Energy Generation LLC†	5.00%		2/1/2031	1,548,000	1,552,722
Dominion Energy, Inc.	5.45%		3/15/2035	1,048,000	1,056,407
Dominion Energy, Inc.	6.875% (5 yr. CMT + 2.39%	)#	2/1/2055	448,000	461,387
Electricite de France SA (France)(b)	4.50%		12/4/2069	400,000	281,850
Entergy Louisiana LLC	4.90%		4/15/2036	341,000	332,790
Entergy Mississippi LLC	5.05%		4/15/2036	1,009,000	994,645
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple (Mexico)†(b)	7.25%		1/31/2041	568,552	570,115
Florida Power & Light Co.	5.60%		2/15/2066	658,000	634,374
Florida Power & Light Co.	5.80%		3/15/2065	405,000	403,779
Indiana Michigan Power Co.	5.60%		3/15/2056	305,000	294,435
Indianapolis Power & Light Co.†	5.65%		12/1/2032	1,762,000	1,823,704
ITC Holdings Corp.†(d)	5.50%		4/15/2036	649,000	651,164
Lightning Power LLC†	7.25%		8/15/2032	613,000	637,672
Louisville Gas & Electric Co.	5.85%		8/15/2055	669,000	664,458
Narragansett Electric Co.†	5.35%		5/1/2034	1,005,000	1,021,691
NRG Energy, Inc.†	4.45%		6/15/2029	537,000	531,105
NRG Energy, Inc.†	5.407%		10/15/2035	747,000	733,210
NRG Energy, Inc.†	6.00%		2/1/2033	796,000	796,712
Oglethorpe Power Corp.	5.80%		6/1/2054	620,000	597,650

118	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Electric (continued)
Oglethorpe Power Corp.	5.90%		2/1/2055	$455,000	$443,764
Pacific Gas & Electric Co.	5.20%		5/1/2036	556,000	542,103
Pacific Gas & Electric Co.	5.80%		5/15/2034	1,611,000	1,651,293
PG&E Corp.	6.85% (5 yr. CMT + 3.23%	)#	9/15/2056	356,000	351,929
PSEG Power LLC†	5.75%		5/15/2035	983,000	998,947
Talen Energy Supply LLC†	6.25%		2/1/2034	773,000	764,933
Union Electric Co.	5.125%		3/15/2055	606,000	549,570
Virginia Electric & Power Co.	4.95%		3/15/2036	683,000	666,078
Virginia Electric & Power Co.	5.05%		8/15/2034	1,793,000	1,791,406
Vistra Operations Co. LLC†	5.70%		12/30/2034	2,292,000	2,307,570
Vistra Operations Co. LLC†	7.75%		10/15/2031	591,000	619,345
Total					29,855,307

Electronics 0.26%
Flex Ltd.	5.375%		11/13/2035	658,000	646,896
Vontier Corp.	2.95%		4/1/2031	1,159,000	1,054,800
Total					1,701,696

Engineering & Construction 0.30%
MasTec, Inc.†	4.50%		8/15/2028	1,319,000	1,305,094
Weekley Homes LLC/Weekley Finance Corp.†	4.875%		9/15/2028	690,000	668,799
Total					1,973,893

Entertainment 0.26%
Discovery Global Holdings, Inc.	4.279%		3/15/2032	760,000	673,550
Flutter Treasury DAC (Ireland)†(b)	5.875%		6/4/2031	1,039,000	1,030,169
Total					1,703,719

Equity Real Estate 0.15%
Kennedy-Wilson, Inc.	4.75%		3/1/2029	1,011,000	997,104

Food 0.36%
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings (Netherlands)(b)	3.625%		1/15/2032	834,000	773,518
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings (Netherlands)(b)	6.375%		4/15/2066	894,000	878,366
Pilgrim’s Pride Corp.	3.50%		3/1/2032	830,000	754,233
Total					2,406,117

Forest Products & Paper 0.10%
Magnera Corp.†	4.75%		11/15/2029	725,000	655,273

See Notes to Schedule of Investments.	119

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Gas 0.40%
CenterPoint Energy Resources Corp.	4.40%	7/1/2032	$1,443,000	$1,416,960
National Fuel Gas Co.	5.95%	3/15/2035	1,234,000	1,277,349
Total				2,694,309

Health Care-Products 1.27%
180 Medical, Inc.†	5.30%	10/8/2035	1,037,000	1,019,167
Augusta SpinCo Corp.	4.945%	3/23/2033	1,194,000	1,190,217
Baxter International, Inc.	2.539%	2/1/2032	2,007,000	1,692,306
Baxter International, Inc.	5.65%	12/15/2035	1,952,000	1,907,331
Medline Borrower LP/Medline Co-Issuer, Inc.†	6.25%	4/1/2029	888,000	905,967
Solventum Corp.	5.60%	3/23/2034	716,000	732,202
VSP Optical Group, Inc.†	5.45%	12/1/2035	1,041,000	1,020,859
Total				8,468,049

Health Care-Services 1.23%
Centene Corp.	2.45%	7/15/2028	2,405,000	2,241,192
Fresenius Medical Care U.S. Finance III, Inc.†	2.375%	2/16/2031	1,106,000	981,404
HCA, Inc.	5.50%	3/1/2032	1,727,000	1,771,037
Icon Investments Six DAC (Ireland)(b)	6.00%	5/8/2034	1,243,000	1,260,868
UnitedHealth Group, Inc.	3.45%	1/15/2027	686,000	682,766
Universal Health Services, Inc.	2.65%	10/15/2030	936,000	843,098
Universal Health Services, Inc.	2.65%	1/15/2032	507,000	441,905
Total				8,222,270

Home Furnishings 0.10%
Whirlpool Corp.	6.125%	6/15/2030	675,000	659,601

Insurance 1.70%
Athene Global Funding†	5.033%	7/17/2030	2,047,000	2,026,689
Athene Global Funding†	5.62%	5/8/2026	1,510,000	1,511,311
Brighthouse Financial Global Funding†	5.65%	6/10/2029	1,292,000	1,301,813
Brown & Brown, Inc.	2.375%	3/15/2031	2,445,000	2,153,243
CNO Global Funding†	5.875%	6/4/2027	1,145,000	1,161,083
Jackson National Life Global Funding†	4.60%	10/1/2029	1,025,000	1,016,108
New York Life Global Funding†	4.55%	1/28/2033	1,027,000	1,012,177
RGA Global Funding†	5.00%	8/25/2032	483,000	478,032
Sammons Financial Group Global Funding†	5.10%	12/10/2029	667,000	674,235
Total				11,334,691

Internet 1.26%
Amazon.com, Inc.	4.875%	3/13/2036	1,115,000	1,105,269
Amazon.com, Inc.	5.80%	3/13/2056	1,014,000	1,013,901

120	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Internet (continued)
Beignet Investor LLC†	6.581%		5/30/2049	$1,259,000	$1,295,423
Meta Platforms, Inc.	5.625%		11/15/2055	1,237,000	1,160,380
Prosus NV (Netherlands)(b)	4.027%		8/3/2050	856,000	573,878
Uber Technologies, Inc.†	4.50%		8/15/2029	2,504,000	2,484,126
Uber Technologies, Inc.	4.80%		9/15/2035	817,000	793,180
Total					8,426,157

Iron-Steel 0.26%
Carpenter Technology Corp.†	5.625%		3/1/2034	652,000	646,809
Commercial Metals Co.†	5.75%		11/15/2033	656,000	649,717
Vale Overseas Ltd. (Brazil)†(b)	6.00% (5 yr. CMT + 2.43%	)#	2/25/2056	436,000	429,460
Total					1,725,986

Leisure Time 0.62%
Carnival Corp.†	6.125%		2/15/2033	978,000	988,298
Royal Caribbean Cruises Ltd.†	5.375%		7/15/2027	947,000	950,682
Royal Caribbean Cruises Ltd.	5.375%		1/15/2036	1,217,000	1,196,137
Royal Caribbean Cruises Ltd.†	6.00%		2/1/2033	963,000	972,858
Total					4,107,975

Lodging 0.35%
Hilton Domestic Operating Co., Inc.†	5.50%		3/31/2034	944,000	923,007
MGM China Holdings Ltd. (Macau)(b)	4.75%		2/1/2027	450,000	445,052
Wynn Macau Ltd. (Macau)†(b)	6.75%		2/15/2034	978,000	955,334
Total					2,323,393

Machinery: Construction & Mining 0.10%
Vertiv Holdings Co.	4.85%		3/15/2036	567,000	551,571
Vertiv Holdings Co.	5.80%		3/15/2056	136,000	130,830
Total					682,401

Machinery-Diversified 0.35%
nVent Finance SARL (Luxembourg)(b)	4.55%		4/15/2028	2,361,000	2,356,637

Media 0.50%
Directv Financing LLC†	8.875%		2/1/2030	710,000	709,308
Paramount Global	3.375%		2/15/2028	1,174,000	1,138,089
Paramount Global	4.90%		8/15/2044	907,000	564,321
Univision Communications, Inc.†	8.50%		7/31/2031	946,000	951,350
Total					3,363,068

See Notes to Schedule of Investments.	121

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Mining 1.78%
Anglo American Capital PLC (United Kingdom)†(b)	3.875%	3/16/2029	$1,083,000	$1,061,547
Anglo American Capital PLC (United Kingdom)†(b)	5.75%	4/5/2034	1,160,000	1,194,332
Antofagasta PLC (Chile)†(b)	6.25%	5/2/2034	975,000	1,018,784
Corp. Nacional del Cobre de Chile (Chile)†(b)	6.33%	1/13/2035	1,382,000	1,443,775
Freeport Indonesia PT (Indonesia)(b)	6.20%	4/14/2052	641,000	621,751
Glencore Funding LLC†	5.371%	4/4/2029	1,115,000	1,138,506
Glencore Funding LLC†	5.634%	4/4/2034	824,000	843,649
Glencore Funding LLC†	6.375%	10/6/2030	570,000	604,922
Hecla Mining Co.	7.25%	2/15/2028	346,000	345,963
Ivanhoe Mines Ltd. (Canada)†(b)	7.875%	1/23/2030	921,000	931,703
Navoi Mining & Metallurgical Combinat (Uzbekistan)†(b)	6.75%	5/14/2030	741,000	763,887
Novelis Corp.†	6.875%	1/30/2030	934,000	942,827
Windfall Mining Group, Inc./Groupe Minier Windfall, Inc. (Canada)†(b)	5.854%	5/13/2032	954,000	970,391
Total				11,882,037

Miscellaneous Manufacturing 0.15%
Eaton Corp.	4.80%	3/6/2036	345,000	340,749
LSB Industries, Inc.†	6.25%	10/15/2028	646,000	642,552
Total				983,301

Oil & Gas 2.47%
Aethon United BR LP/Aethon United Finance Corp.†	7.50%	10/1/2029	618,000	644,914
Caturus Energy LLC†	8.50%	2/15/2030	1,267,000	1,315,571
Continental Resources, Inc.†	5.75%	1/15/2031	1,016,000	1,035,852
Crescent Energy Finance LLC†	7.375%	1/15/2033	684,000	684,338
EQT Corp.	7.00%	2/1/2030	1,178,000	1,260,719
Expand Energy Corp.	5.375%	3/15/2030	353,000	356,096
Expand Energy Corp.†	5.875%	2/1/2029	2,349,000	2,350,584
Hilcorp Energy I LP/Hilcorp Finance Co.†	8.375%	11/1/2033	1,239,000	1,293,611
Nabors Industries, Inc.†(c)	8.875%	8/15/2031	661,000	689,034
Petroleos Mexicanos (Mexico)(b)	6.70%	2/16/2032	1,683,000	1,648,516
Saudi Arabian Oil Co. (Saudi Arabia)†(b)	4.375%	2/2/2031	857,000	833,692
SM Energy Co.†	6.625%	4/15/2034	675,000	673,633
SM Energy Co.†	6.75%	8/1/2029	643,000	653,151
Transocean International Ltd.†	7.875%	10/15/2032	673,000	719,565
Viper Energy Partners LLC	5.70%	8/1/2035	1,302,000	1,312,943
Wildfire Intermediate Holdings LLC†	7.50%	10/15/2029	955,000	968,344
Total				16,440,563

122	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Oil & Gas Services 0.43%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.	4.65%		6/15/2033	$537,000	$528,689
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.	5.00%		6/15/2036	1,015,000	996,922
Kodiak Gas Services LLC†	6.50%		10/1/2033	659,000	666,573
WBI Operating LLC†	6.25%		10/15/2030	688,000	692,565
Total					2,884,749

Packaging & Containers 0.13%
Clydesdale Acquisition Holdings, Inc.†	6.75%		4/15/2032	923,000	874,389

Pharmaceuticals 0.94%
AbbVie, Inc.	4.80%		3/15/2027	1,154,000	1,160,126
Bayer Corp.†	6.65%		2/15/2028	670,000	694,955
Bayer U.S. Finance LLC†	6.375%		11/21/2030	1,065,000	1,120,270
Bayer U.S. Finance LLC†	6.50%		11/21/2033	650,000	691,503
CVS Health Corp.	7.00% (5 yr. CMT + 2.89%	)#	3/10/2055	994,000	1,025,080
Pfizer Investment Enterprises Pte. Ltd. (Singapore)(b)	4.45%		5/19/2028	1,160,000	1,167,065
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(b)	3.15%		10/1/2026	380,000	376,452
Total					6,235,451

Pipelines 2.24%
Boardwalk Pipelines LP	3.40%		2/15/2031	881,000	822,284
Cheniere Energy Partners LP	3.25%		1/31/2032	215,000	196,017
Cheniere Energy Partners LP	4.00%		3/1/2031	272,000	261,256
Colonial Enterprises, Inc.†	5.627%		11/15/2035	1,020,000	1,019,813
Columbia Pipelines Holding Co. LLC†	4.999%		11/17/2032	1,511,000	1,501,643
Columbia Pipelines Holding Co. LLC†	5.097%		10/1/2031	479,000	481,957
DT Midstream, Inc.†	4.125%		6/15/2029	1,295,000	1,268,129
Eastern Energy Gas Holdings LLC	5.65%		10/15/2054	490,000	461,845
Eastern Energy Gas Holdings LLC	5.80%		1/15/2035	866,000	898,521
Enbridge, Inc. (Canada)(b)	8.50% (5 yr. CMT + 4.43%	)#	1/15/2084	1,449,000	1,631,019
Florida Gas Transmission Co. LLC†	5.75%		7/15/2035	1,306,000	1,340,593
Gulfstream Natural Gas System LLC†	5.60%		7/23/2035	1,297,000	1,315,278
NGPL PipeCo LLC†	3.25%		7/15/2031	750,000	689,929
Southern Natural Gas Co. LLC†	5.45%		8/1/2035	932,000	949,434

See Notes to Schedule of Investments.	123

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Pipelines (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.50%	3/1/2030	$817,000	$824,878
Venture Global Plaquemines LNG LLC†	7.50%	5/1/2033	1,168,000	1,284,554
Total				14,947,150

REITS 1.96%
Brandywine Operating Partnership LP	4.55%	10/1/2029	678,000	618,965
CFE Fibra E (Mexico)†(b)	5.875%	9/23/2040	862,574	839,983
Crown Castle, Inc.	3.30%	7/1/2030	3,417,000	3,202,796
EPR Properties	4.50%	6/1/2027	522,000	519,934
EPR Properties	4.95%	4/15/2028	511,000	510,417
Host Hotels & Resorts LP	5.70%	6/15/2032	919,000	940,952
Iron Mountain Information Management Services, Inc.†	5.00%	7/15/2032	697,000	658,485
Millrose Properties, Inc.†	6.375%	8/1/2030	747,000	747,272
Piedmont Operating Partnership LP	5.625%	1/15/2033	472,000	458,929
VICI Properties LP/VICI Note Co., Inc.†	4.25%	12/1/2026	2,203,000	2,197,351
VICI Properties LP/VICI Note Co., Inc.†	4.625%	12/1/2029	910,000	894,928
VICI Properties LP/VICI Note Co., Inc.†	5.75%	2/1/2027	1,500,000	1,508,884
Total				13,098,896

Retail 0.24%
Advance Auto Parts, Inc.†	7.00%	8/1/2030	955,000	968,095
QXO Building Products, Inc.†	6.75%	4/30/2032	631,000	644,166
Total				1,612,261

Semiconductors 0.62%
Foundry JV Holdco LLC†	5.50%	1/25/2031	1,021,000	1,043,165
Foundry JV Holdco LLC†	5.90%	1/25/2033	1,154,000	1,187,414
Foundry JV Holdco LLC†	6.15%	1/25/2032	605,000	632,062
Foundry JV Holdco LLC†	6.25%	1/25/2035	1,208,000	1,266,499
Total				4,129,140

Software 0.72%
Fiserv, Inc.	4.55%	2/15/2031	446,000	436,912
Fiserv, Inc.	5.15%	8/12/2034	547,000	531,566
Fiserv, Inc.	5.45%	3/15/2034	479,000	476,781
Oracle Corp.	5.95%	9/26/2055	2,947,000	2,481,057
Oracle Corp.	6.55%	2/4/2046	971,000	906,525
Total				4,832,841

124	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Telecommunications 0.55%
Altice France SA (France)†(b)	9.50%		11/1/2029	$670,738	$678,258
Cipher Compute LLC†	7.125%		11/15/2030	965,000	1,000,974
Level 3 Financing, Inc.†	8.50%		1/15/2036	1,287,941	1,345,076
SV RNO Property Owner 1 LLC†	5.875%		3/1/2031	676,000	668,623
Total					3,692,931

Transportation 0.50%
GXO Logistics, Inc.	6.50%		5/6/2034	1,267,000	1,330,366
Rand Parent LLC†	8.50%		2/15/2030	935,000	960,530
Watco Cos. LLC/Watco Finance Corp.†	7.125%		8/1/2032	982,000	1,009,491
Total					3,300,387

Water 0.20%
Nova Securitisation SARL (Luxembourg)†(b)	5.75%		2/3/2031	1,347,000	1,304,880
Total Corporate Bonds (cost $273,717,477)					272,845,209

FLOATING RATE LOANS(e) 1.38%

Airlines 0.07%
American Airlines, Inc. 2025 Term Loan	5.918% (3 mo.USD Term SOFR + 2.25%	)	4/20/2028	439,131	435,838

Diversified Financial Services 0.59%
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6	5.425% (1 mo. USD Term SOFR + 1.75%	)	6/24/2030	1,876,758	1,882,622
Citadel Securities LP 2024 First Lien Term Loan	5.70% (3 mo. USD Term SOFR + 2.00%	)	10/31/2031	736,675	738,366
Hudson River Trading LLC 2026 Repriced Term Loan B	6.175% (1 mo. USD Term SOFR + 2.50%	)	3/18/2030	1,329,532	1,325,657
Total					3,946,645

Electric 0.11%
NRG Energy, Inc. 2024 Term Loan	5.521% (3 mo. USD Term SOFR + 1.75%	)	4/16/2031	720,965	723,272

Entertainment 0.20%
Flutter Financing BV 2024 Term Loan B (Netherlands)(b)	5.45% (3 mo. USD Term SOFR + 1.75%	)	11/30/2030	1,378,841	1,367,121

See Notes to Schedule of Investments.	125

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Environmental Control 0.14%
Clean Harbors, Inc. 2025 Term Loan	5.168% (1 mo. USD Term SOFR + 1.50%	)	10/8/2032	$946,628	$954,555

Pipelines 0.15%
Colossus Acquireco LLC Term Loan B	5.38% (3 mo. USD Term SOFR + 1.75%	)	7/30/2032	988,035	985,950

Retail 0.12%
Panera Bread Co. 2022 Term Loan A3	5.268% (1 mo. USD Term SOFR + 1.50%	)	6/15/2027	406,786	406,786
Panera Bread Co. 2022 Term Loan A5	5.268% (1 mo. USD Term SOFR + 1.50%	)	6/15/2027	400,714	402,718
Total					809,504
Total Floating Rate Loans (cost $9,241,439)					9,222,885

FOREIGN GOVERNMENT OBLIGATIONS(b) 0.54%

Mexico 0.11%
Eagle Funding Luxco SARL†	5.50%		8/17/2030	728,000	732,732

Panama 0.22%
Panama Government International Bonds	5.227%		2/23/2034	1,503,000	1,450,771

Romania 0.21%
Romania Government International Bonds†	5.75%		7/4/2036	482,000	448,191
Romania Government International Bonds†	6.625%		5/16/2036	946,000	940,900
Total					1,389,091
Total Foreign Government Obligations (cost $3,644,618)					3,572,594

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.86%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K143 Class A2	2.35%		3/25/2032	2,080,000	1,865,316
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K146 Class A2	2.92%		6/25/2032	1,640,000	1,512,354
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-153 Class A2	3.82%	#(f)	12/25/2032	1,600,000	1,544,535
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-154 Class A2	4.35%	#(f)	1/25/2033	880,000	876,430
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-161 Class A2	4.90%	#(f)	10/25/2033	960,000	983,654

126	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KG07 Class A2	3.123%	#(f)	8/25/2032	$2,510,000	$2,335,416
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KG08 Class A2	4.134%	#(f)	5/25/2033	2,260,000	2,212,611
FREMF Mortgage Trust Series K-169 Class A2	4.66%	#(f)	12/25/2034	1,030,000	1,037,085
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $12,192,916)					12,367,401

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 25.62%
Federal Home Loan Mortgage Corp.	2.00%		9/1/2050	1,639,861	1,337,378
Federal Home Loan Mortgage Corp.	3.00%		5/1/2050 - 7/1/2050	3,744,111	3,337,391
Federal Home Loan Mortgage Corp.	3.50%		1/1/2035 - 9/1/2051	4,759,469	4,425,261
Federal Home Loan Mortgage Corp.	5.00%		7/1/2052 - 4/1/2054	5,061,188	5,059,241
Federal Home Loan Mortgage Corp.	5.438% (30 day USD SOFR Average + 2.35%	)#	9/1/2055	1,208,449	1,224,166
Federal Home Loan Mortgage Corp.	5.50%		7/1/2054 - 11/1/2054	4,731,778	4,847,852
Federal Home Loan Mortgage Corp.	6.00%		2/1/2055	487,863	508,297
Federal Home Loan Mortgage Corp.	6.50%		11/1/2053	1,764,982	1,838,631
Federal National Mortgage Association	2.50%		8/1/2050 - 3/1/2052	9,261,823	7,927,404
Federal National Mortgage Association	3.00%		4/1/2051	2,961,934	2,627,493
Federal National Mortgage Association	3.50%		9/1/2051 - 6/1/2052	2,212,040	2,051,698
Federal National Mortgage Association	5.00%		7/1/2052 - 1/1/2053	3,450,703	3,450,924
Federal National Mortgage Association	5.468% (30 day USD SOFR Average + 2.31%	)#	10/1/2055	4,392,962	4,458,025
Federal National Mortgage Association	5.50%		10/1/2054	2,442,599	2,501,448
Federal National Mortgage Association	6.00%		10/1/2053 - 1/1/2055	4,413,861	4,543,471
Federal National Mortgage Association	6.244% (30 day USD SOFR Average + 2.11%	)#	11/1/2054	2,827,282	2,926,928
Government National Mortgage Association(g)	2.00%		TBA	1,644,000	1,357,649
Government National Mortgage Association(g)	2.50%		TBA	5,018,000	4,316,139

See Notes to Schedule of Investments.	127

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Government National Mortgage Association(g)	3.00%		TBA	$10,076,000	$8,990,755
Government National Mortgage Association(g)	4.50%		TBA	8,969,000	8,663,102
Government National Mortgage Association(g)	5.00%		TBA	10,693,000	10,583,994
Government National Mortgage Association(g)	5.50%		TBA	14,336,000	14,414,822
Government National Mortgage Association(g)	6.00%		TBA	10,354,000	10,522,304
Uniform Mortgage-Backed Security(g)	2.00%		TBA	6,904,000	5,769,568
Uniform Mortgage-Backed Security(g)	2.50%		TBA	10,400,000	8,741,281
Uniform Mortgage-Backed Security(g)	3.00%		TBA	1,028,000	902,206
Uniform Mortgage-Backed Security(g)	3.50%		TBA	2,059,000	1,885,601
Uniform Mortgage-Backed Security(g)	4.00%		TBA	5,398,000	5,146,958
Uniform Mortgage-Backed Security(g)	4.50%		TBA	12,429,000	12,303,324
Uniform Mortgage-Backed Security(g)	5.00%		TBA	12,528,000	12,483,692
Uniform Mortgage-Backed Security(g)	5.50%		TBA	8,154,000	8,261,504
Uniform Mortgage-Backed Security(g)	6.00%		TBA	1,536,000	1,583,849
Uniform Mortgage-Backed Security(g)	6.50%		TBA	1,028,000	1,062,707
Uniform Mortgage-Backed Security(g)	7.00%		TBA	737,000	775,423
Total Government Sponsored Enterprises Pass-Throughs (cost $171,521,772)					170,830,486

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 11.18%
Bank Series 2019-BN21 Class A5	2.851%		10/17/2052	950,000	895,913
Bayview Opportunity Master Fund VI Trust Series 2021-6 Class A2†	2.50%	#(f)	10/25/2051	1,141,209	951,610
BBCMS Mortgage Trust Series 2023-C21 Class A5	6.00%	#(f)	9/15/2056	1,200,000	1,273,092
BBCMS Mortgage Trust Series 2025-5C33 Class A4	5.839%		3/15/2058	1,220,000	1,269,100
BBCMS Mortgage Trust Series 2025-5C34 Class A3	5.659%		5/15/2058	2,180,000	2,254,118
Benchmark Mortgage Trust Series 2024-V11 Class A3	5.909%	#(f)	11/15/2057	880,000	914,638
Benchmark Mortgage Trust Series 2024-V12 Class A3	5.739%		12/15/2057	1,460,000	1,507,987
Benchmark Mortgage Trust Series 2024-V9 Class A3	5.602%		8/15/2057	1,330,000	1,365,289
Benchmark Mortgage Trust Series 2025-V18 Class A3	5.184%		10/15/2058	2,430,000	2,476,511
BMO Mortgage Trust Series 2024-5C5 Class A3	5.857%		2/15/2057	1,050,000	1,084,799
BMO Mortgage Trust Series 2024-5C8 Class A3	5.625%	#(f)	12/15/2057	1,070,000	1,101,743
BMO Mortgage Trust Series 2025-5C12 Class A3	5.18%		10/15/2058	840,000	853,573

128	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust Series 2025-BCAT Class A†	5.053% (1 mo. USD Term SOFR + 1.38%	)#	8/15/2042	$306,651	$307,063
BX Commercial Mortgage Trust Series 2026-CSMO Class B†	5.373% (1 mo. USD Term SOFR + 1.70%	)#	2/15/2043	660,000	661,196
BX Trust Series 2025-ARIA Class A†	5.031%	#(f)	12/13/2042	1,020,000	1,026,486
BX Trust Series 2025-ROIC Class B†	5.066% (1 mo. USD Term SOFR + 1.39%	)#	3/15/2030	1,141,938	1,134,286
BX Trust Series 2025-VLT6 Class B†	5.565% (1 mo. USD Term SOFR + 1.89%	)#	3/15/2042	490,000	487,221
BX Trust Series 2025-VOLT Class D†	6.423% (1 mo. USD Term SOFR + 2.75%	)#	12/15/2044	760,000	756,701
CIM Trust Series 2021-INV1 Class A2†	2.50%	#(f)	7/1/2051	1,691,107	1,410,148
CIM Trust Series 2021-J3 Class A1†	2.50%	#(f)	6/25/2051	1,812,343	1,511,287
Citigroup Mortgage Loan Trust, Inc. Series 2022-INV1 Class A3B†	3.00%	#(f)	11/27/2051	365,516	317,885
CONE Trust Series 2024-DFW1 Class A†	5.314% (1 mo. USD Term SOFR + 1.64%	)#	8/15/2041	700,000	695,964
DBC Mortgage Trust Series 2025-DBC Class A†	5.023% (1 mo. USD Term SOFR + 1.35%	)#	11/15/2042	880,000	880,681
EFMT Series 2025-INV2 Class A1†	5.387%	(h)	5/26/2070	1,034,333	1,037,359
EFMT Series 2025-INV4 Class A1†	5.10%	(h)	10/25/2070	1,056,747	1,053,016
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022- DNA1 Class M2†	6.162% (30 day USD SOFR Average + 2.50%	)#	1/25/2042	950,000	957,582
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA3 Class M2†	8.012% (30 day USD SOFR Average + 4.35%	)#	4/25/2042	750,000	772,266
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024- DNA2 Class A1†	4.912% (30 day USD SOFR Average + 1.25%	)#	5/25/2044	439,495	439,868
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024- HQA1 Class A1†	4.912% (30 day USD SOFR Average + 1.25%	)#	3/25/2044	593,929	594,985

See Notes to Schedule of Investments.	129

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R04 Class 1M1†	5.962% (30 day USD SOFR Average + 2.30%	)#	5/25/2043	$515,964	$525,803
Federal National Mortgage Association-ACES Series 2025-M4 Class A2	4.389%		8/25/2035	2,170,000	2,136,864
Flagstar Mortgage Trust Series 2021-3INV Class A2†	2.50%	#(f)	6/25/2051	1,243,922	1,037,196
Flagstar Mortgage Trust Series 2021-4 Class A1†	2.50%	#(f)	6/1/2051	417,989	349,536
Flagstar Mortgage Trust Series 2021-7 Class A1†	2.50%	#(f)	8/25/2051	1,393,405	1,167,714
GS Mortgage-Backed Securities Trust Series 2021-MM1 Class A2†	2.50%	#(f)	4/25/2052	2,049,295	1,704,896
GS Mortgage-Backed Securities Trust Series 2021-PJ2 Class A2†	2.50%	#(f)	7/25/2051	1,714,568	1,430,695
GS Mortgage-Backed Securities Trust Series 2021-PJ8 Class A2†	2.50%	#(f)	1/25/2052	1,434,779	1,193,654
GS Mortgage-Backed Securities Trust Series 2021-PJ9 Class A2†	2.50%	#(f)	2/26/2052	611,643	508,852
GS Mortgage-Backed Securities Trust Series 2022-PJ6 Class A4†	3.00%	#(f)	1/25/2053	1,910,635	1,666,236
JP Morgan Mortgage Trust Series 2021-13 Class A3†	2.50%	#(f)	4/25/2052	983,601	818,300
JP Morgan Mortgage Trust Series 2021-14 Class A3†	2.50%	#(f)	5/25/2052	107,416	89,771
JP Morgan Mortgage Trust Series 2021-15 Class A2†	3.00%	#(f)	6/25/2052	1,766,911	1,534,547
JP Morgan Mortgage Trust Series 2021-8 Class A3†	2.50%	#(f)	12/25/2051	485,099	404,808
JP Morgan Mortgage Trust Series 2021-INV6 Class A2†	3.00%	#(f)	4/25/2052	1,663,947	1,447,117
JP Morgan Mortgage Trust Series 2021-INV8 Class A2†	3.00%	#(f)	5/25/2052	960,821	836,287
JP Morgan Mortgage Trust Series 2022-1 Class A3†	2.50%	#(f)	7/25/2052	154,451	128,217
JP Morgan Mortgage Trust Series 2022-3 Class A2†	3.00%	#(f)	8/25/2052	98,492	85,908
JP Morgan Mortgage Trust Series 2022-4 Class A3†	3.00%	#(f)	10/25/2052	880,789	763,858
JP Morgan Mortgage Trust Series 2022-INV1 Class A3†	3.00%	#(f)	3/25/2052	918,376	801,727

130	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Mortgage Trust Series 2022-INV3 Class A3B†	3.00%	#(f)	9/25/2052	$987,351	$859,378
JP Morgan Mortgage Trust Series 2025-VIS3 Class A1†	5.062%	#(f)	2/25/2066	891,280	887,898
JP Morgan Mortgage Trust Series 2026-NQM1 Class A1FC†	4.601%	(h)	6/25/2066	779,867	774,917
KIND Commercial Mortgage Trust Series 2024-1 Class A†	5.563% (1 mo. USD Term SOFR + 1.89%	)#	8/15/2041	430,000	430,358
Morgan Stanley BAML Trust Series 2025-5C1 Class A3	5.635%		3/15/2058	540,000	557,645
Morgan Stanley Residential Mortgage Loan Trust Series 2025-DSC2 Class A1†	5.443%	#(f)	7/25/2070	1,260,239	1,264,426
Morgan Stanley Residential Mortgage Loan Trust Series 2026-DSC1 Class A1FC†	4.617%	(h)	1/25/2071	603,996	601,914
NYC Commercial Mortgage Trust Series 2026-1PARK Class C†	5.528% (1 mo. USD Term SOFR + 1.85%	)#	2/15/2043	530,000	528,823
NYMT Loan Trust Series 2025-INV2 Class A1†	5.00%	#(f)	10/25/2060	1,304,872	1,299,079
NYMT Loan Trust Series 2026-INV1 Class A1FC†	4.614%	(h)	2/25/2061	263,780	262,902
OBX Trust Series 2025-NQM16 Class A1†	4.905%	#(f)	8/25/2065	503,030	500,889
OBX Trust Series 2025-NQM17 Class A1FC†	4.848%	(h)	8/25/2065	1,622,788	1,618,418
Rate Mortgage Trust Series 2021-HB1 Class A1†	2.50%	#(f)	12/25/2051	1,413,298	1,178,493
RCKT Mortgage Trust Series 2021-4 Class A1†	2.50%	#(f)	9/25/2051	936,787	779,353
RCKT Mortgage Trust Series 2021-5 Class A1†	2.50%	#(f)	11/25/2051	2,648,882	2,213,757
Residential Mortgage Loan Trust Series 2020-1 Class A1†	2.376%	#(f)	1/26/2060	1,041	1,038
ROCK Trust Series 2024-CNTR Class A†	5.388%		11/13/2041	1,130,000	1,149,690
Sequoia Mortgage Trust Series 2026-INV1 Class A2†	4.50%	#(f)	1/25/2056	1,267,088	1,217,292
Starwood Mortgage Residential Trust Series 2020-1 Class A1†	2.275%	#(f)	2/25/2050	10,611	10,231
SWCH Commercial Mortgage Trust Series 2025-DATA Class A†	5.115% (1 mo. USD Term SOFR + 1.44%	)#	2/15/2042	1,580,000	1,562,695
TEXAS Commercial Mortgage Trust Series 2025-TWR Class B†	5.265% (1 mo. USD Term SOFR + 1.59%	)#	4/15/2042	1,170,000	1,164,506
Verus Securitization Trust Series 2025-9 Class A1†	4.935%	#(f)	10/27/2070	1,371,999	1,366,308

See Notes to Schedule of Investments.	131

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Verus Securitization Trust Series 2026-1 Class A1FC†	4.743%	(h)	1/25/2071	$359,112	$357,543
Verus Securitization Trust Series 2026-2 Class A1FC†	4.507%	(h)	2/25/2071	559,914	555,567
Wells Fargo Commercial Mortgage Trust Series 2019-C51 Class A3	3.055%		6/15/2052	1,065,504	1,019,783
Wells Fargo Commercial Mortgage Trust Series 2021-C61 Class A4	2.658%		11/15/2054	1,120,000	1,001,084
Wells Fargo Commercial Mortgage Trust Series 2025-5C3 Class A3	6.096%		1/15/2058	820,000	858,576
Wells Fargo Commercial Mortgage Trust Series 2025-C65 Class A5	5.292%		10/15/2058	1,710,000	1,736,182
Wells Fargo Mortgage-Backed Securities Trust Series 2022-2 Class A2†	2.50%	#(f)	12/25/2051	204,613	170,619
Total Non-Agency Commercial Mortgage-Backed Securities (cost $74,562,934)					74,553,717

U.S. TREASURY OBLIGATIONS 22.40%
U.S. Treasury Bonds	4.00%		11/15/2042	7,373,000	6,673,861
U.S. Treasury Bonds	4.50%		11/15/2054	28,384,400	26,523,891
U.S. Treasury Bonds	4.625%		11/15/2044	12,196,000	11,803,918
U.S. Treasury Bonds	4.75%		2/15/2045	19,058,000	18,731,185
U.S. Treasury Bonds	4.75%		5/15/2055	18,957,000	18,464,562
U.S. Treasury Bonds	4.875%		8/15/2045	8,824,000	8,797,114
U.S. Treasury Notes	3.375%		12/31/2027	11,525,000	11,437,437
U.S. Treasury Notes	3.375%		2/29/2028	10,581,000	10,498,336
U.S. Treasury Notes	3.50%		11/30/2030	32,087,000	31,499,156
U.S. Treasury Notes	3.625%		12/31/2030	5,000,000	4,932,520
Total U.S. Treasury Obligations (cost $151,014,140)					149,361,980
Total Long-Term Investments (cost $767,621,950)					764,656,142

SHORT-TERM INVESTMENTS 3.89%

REPURCHASE AGREEMENTS 3.77%
Repurchase Agreement dated 3/31/2026, 3.650% due 4/1/2026 with Barclays Capital, Inc. collateralized by $10,191,100 of U.S. Treasury Note at 3.375% due 12/31/2027; value: $10,204,082; proceeds: $10,001,014 (cost $10,000,000)				10,000,000	10,000,000

132	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
REPURCHASE AGREEMENTS (continued)
Repurchase Agreement dated 3/31/2026, 3.700% due 4/1/2026 with Barclays Capital, Inc. collateralized by $10,594,400 of U.S. Treasury Bond at 4.250% due 5/15/2035; value: $10,742,954; proceeds: $10,529,177 (cost $10,528,095)			$10,528,095	$10,528,095
Repurchase Agreement dated 3/31/2026, 3.250% due 4/1/2026 with Fixed Income Clearing Corp. collateralized by $4,617,000 of U.S. Treasury Note at 4.375% due 7/15/2027 value: $4,688,676; proceeds: $4,597,022 (cost $4,596,607)			4,596,607	4,596,607
Total Repurchase Agreements (cost $25,124,702)				25,124,702

TIME DEPOSITS 0.01% CitiBank N.A.(i) (cost $80,293)			80,293	80,293

			Shares

MONEY MARKET FUNDS 0.11%
Fidelity Government Portfolio(i) (cost $722,633)			722,633	722,633
Total Short-Term Investments (cost $25,927,628)				25,927,628
Total Investments in Securities 118.59% (cost $793,549,578)				790,583,770
Other Assets and Liabilities – Net(j) (18.59)%				(123,931,914)
Net Assets 100.00%				$666,651,856

CMT	Constant Maturity Rate.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2026, the total value of Rule 144A securities was $239,916,752, which represents 35.99% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2026.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(d)	Securities purchased on a when-issued basis.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at March 31, 2026.
(f)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(g)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

See Notes to Schedule of Investments.	133

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2026

(h)	Step Bond - Security with a predetermined schedule of interest rate changes.
(i)	Security was purchased with the cash collateral from loaned securities.
(j)	Other Assets and Liabilities - Net include net unrealized appreciation/(depreciation) on futures contracts and reverse repurchase agreement as follows:

Futures Contracts at March 31, 2026:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Ultra Treasury Note	June 2026	42	Short	$(4,753,219)	$(4,767,656)	$(14,437)
U.S. 2-Year Treasury Note	June 2026	85	Long	17,761,667	17,632,852	(128,816)
U.S. 5-Year Treasury Note	June 2026	13	Long	1,426,315	1,406,336	(19,979)
Total Unrealized Depreciation on Futures Contracts						$(163,232)

Reverse Repurchase Agreement Payables as of March 31, 2026:

Counterparty	Fair Value	Collateral Held by Counterparty	Interest Rate(1)	Trade Date	Maturity Date	Fair Value Including Accrued Interest(2)
Barclays Capital, Inc.	$10,528,095	$10,581,000 principal, U.S. Treasury Note at 3.375% due 2/28/2029, $10,529,016 fair value	3.150%	3/31/2026	4/1/2026	$10,529,016

(1)	The positive interest rate on the reverse repurchase agreement results in interest expense to the Fund.
(2)	Total fair value of reverse repurchase agreement is presented net of interest payable of $921.

134	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2026

The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$71,849,789	$–	$71,849,789
Common Stocks	–	52,081	–	52,081
Corporate Bonds	–	272,845,209	–	272,845,209
Floating Rate Loans	–	9,222,885	–	9,222,885
Foreign Government Obligations	–	3,572,594	–	3,572,594
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	12,367,401	–	12,367,401
Government Sponsored Enterprises Pass-Throughs	–	170,830,486	–	170,830,486
Non-Agency Commercial Mortgage-Backed Securities	–	74,553,717	–	74,553,717
U.S. Treasury Obligations	–	149,361,980	–	149,361,980
Short-Term Investments
Repurchase Agreements	–	25,124,702	–	25,124,702
Time Deposits	–	80,293	–	80,293
Money Market Funds	722,633	–	–	722,633
Total	$722,633	$789,861,137	$–	$790,583,770
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(163,232)	–	–	(163,232)
Reverse Repurchase Agreements
Asset	–	–	–	–
Liabilities	–	(10,529,016)	–	(10,529,016)
Total	$(163,232)	$(10,529,016)	$–	$(10,692,248)

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	135

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of the following nine portfolios (separately, a “Fund” and collectively, the “Funds”): Bond Debenture Portfolio (“Bond Debenture”), Developing Growth Portfolio (“Developing Growth”), Dividend Growth Portfolio (“Dividend Growth”), Fundamental Equity Portfolio (“Fundamental Equity”), Growth and Income Portfolio (“Growth and Income”), Growth Opportunities Portfolio (“Growth Opportunities”), Mid Cap Stock Portfolio (“Mid Cap Stock”), Short Duration Income Portfolio (“Short Duration Income”) and Total Return Portfolio (“Total Return”). Each Fund is diversified as defined in the 1940 Act. Bond Debenture Portfolio also invests in the Lord Abbett Private Credit Fund (“PCF”), which is a non-diversified, closed-end management investment company which elected to be regulated as a business development company under the 1940 Act.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Directors (the “Board”), the Board has designated the determination of fair value of the Funds’ portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a pricing committee (the “Pricing Committee”) that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Investments in the PCF are valued at their net asset value (“NAV”) each month end. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services.

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Notes to Schedule of Investments (unaudited)(continued)

Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps, options and options on swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day.

Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

If applicable, a summary of inputs used in valuing each Fund’s investments and other financial instruments as of March 31, 2026 and Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Schedule of Investments (unaudited)(concluded)

3.	FEDERAL TAX INFORMATION

It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of March 31, 2026, the market value of securities loaned and collateral received were as follows:

Funds	Market Value of Securities Loaned	Collateral Received
Bond Debenture Portfolio	$28,409,517	$29,347,566
Developing Growth Portfolio	860,269	813,656
Short Duration Income Portfolio	101,117	105,019
Total Return Portfolio	784,703	802,926

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QPHR-SERIES-1Q
(05/26)